UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of principal executive offices) (Zip code)

Don Andrews, Esq.

400 North Roxbury Drive

Beverly Hills, CA 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

CITY NATIONAL ROCHDALE FUNDS

# 2020 SEMI-ANNUAL REPORT

MARCH 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with a Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-888-889-0799 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-889-0799 or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive reports in paper will apply to all of the City National Rochdale Funds you hold directly or through your financial intermediary, as applicable.

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Schedule of Investments/Consolidated Schedule of Investments
114	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
118	Statements of Operations/Consolidated Statement of Operations
122	Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets
126	Consolidated Statement of Cash Flows
128	Financial Highlights/Consolidated Financial Highlights
131	Notes to Financial Statements/Consolidated Notes to Financial Statements
145	Disclosure of Fund Expenses

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-PORT and Form N-Q filings are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-PORT and Form N-Q filings are also available on the Funds’ website at www.citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [55.8%]
FFCB
0.907%, VAR ICE LIBOR USD 1 Month-0.040%, 06/25/20	$56,000	$55,998
0.960%, VAR ICE LIBOR USD 1 Month+0.035%, 01/26/21	25,000	24,999
0.999%, VAR ICE LIBOR USD 1 Month+0.070%, 06/24/21	50,000	49,994
FHLB
0.030%, VAR United States Secured Overnight Financing Rate+0.020%, 05/22/20	48,000	47,996
1.341%, VAR ICE LIBOR USD 1 Month-0.015%, 06/04/20	50,000	50,000
1.588%, VAR ICE LIBOR USD 3 Month-0.250%, 07/14/20	25,000	25,000
0.050%, VAR United States Secured Overnight Financing Rate+0.040%, 08/25/20	7,000	7,000
0.812%, VAR ICE LIBOR USD 1 Month+0.015%, 07/13/21	50,000	50,000
0.320%, VAR United States Secured Overnight Financing Rate+0.310%, 09/24/21	50,000	50,000
FHLB DN(A)
1.538%, 04/13/20	50,000	49,974
1.575%, 04/17/20	75,000	74,948
1.558%, 04/22/20	50,000	49,955
1.574%, 04/24/20	52,240	52,188
1.571%, 04/29/20	75,000	74,909
1.576%, 05/06/20	50,000	49,924
1.577%, 05/08/20	50,000	49,919
1.575%, 05/15/20	158,200	157,897
0.434%, 05/20/20	125,000	124,926
1.580%, 05/22/20	25,000	24,944
1.596%, 06/03/20	50,000	49,861
0.448%, 06/05/20	125,000	124,899
1.592%, 06/12/20	25,000	24,921
0.170%, 06/15/20	100,000	99,965
1.590%, 06/17/20	50,000	49,831

Description	Face Amount (000)/Shares	Value (000)
1.597%, 06/19/20	$25,000	$24,913
0.170%, 06/24/20	100,000	99,960
0.200%, 07/15/20	100,000	99,942
1.571%, 07/29/20	75,000	74,613
0.240%, 08/03/20	100,000	99,917
0.240%, 08/14/20	100,000	99,910
FHLMC, MTN
0.050%, VAR United States Secured Overnight Financing Rate+0.040%, 04/29/20	50,000	50,000
0.020%, VAR United States Secured Overnight Financing Rate+0.010%, 08/25/20	50,000	50,000
0.040%, VAR United States Secured Overnight Financing Rate+0.030%, 02/05/21	69,500	69,491
0.035%, VAR United States Secured Overnight Financing Rate+0.025%, 02/26/21	25,000	25,000
FNMA
0.110%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/20	40,000	40,000
0.070%, VAR United States Secured Overnight Financing Rate+0.060%, 07/30/20	25,000	25,000

Total U.S. Government Agency Obligations
(Cost $2,178,794)		2,178,794

Short-Term Investment [18.1%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.720%**	708,673,907	708,674

Total Short-Term Investment
(Cost $708,674)		708,674

Repurchase Agreements [26.1%]
Barclays(B)
0.010%, dated 03/31/20, repurchased on 04/01/20, repurchase price $53,010,600 (collateralized by U.S. Government obligations, par value $50,864,500, 1.750%, 6/30/2024; with a total market value of $54,060,011)	$53,000	53,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Daiwa(B)
0.010%, dated 03/31/20, repurchased on 04/01/20, repurchase price $240,048,000 (collateralized by various U.S. Government obligations, par values ranging from $200 to $50,000,000, 0.000% - 8.125%, 4/14/20 - 11/15/49; with a total market value of $244,800,000)	$240,000	$240,000
Goldman Sachs(B)
0.010%, dated 03/31/20, repurchased on 04/01/20, repurchase price $25,005,229 (collateralized by various U.S. Government obligations, par values ranging from $82 to $11,342,400, 0.000% - 6.250%, 4/7/20 - 5/15/36; with a total market value of $25,500,000)	25,000	25,000
Wells Fargo(B)
0.020%, dated 03/31/20, repurchased on 04/01/20, repurchase price $700,140,000 (collateralized by various U.S. Government obligations, par values ranging from $69,000 to $253,850,000, 0.030% - 6.000%, 5/1/20 - 8/15/47; with a total market value of $714,000,070)	700,000	700,000

Total Repurchase Agreements
(Cost $1,018,000)		1,018,000

Total Investments [100.0%]
(Cost $3,905,468)		$3,905,468

Percentages are based on Net Assets of $3,904,621 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2020.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(B)	Tri-party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$2,178,794	$—	$2,178,794
Short-Term Investment	708,674	—	—	708,674
Repurchase Agreements	—	1,018,000	—	1,018,000
Total Investments in Securities	$708,674	$3,196,794	$—	$3,905,468

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [59.0%]
U.S. Treasury Bonds
8.000%, 11/15/21	$1,200	$1,352
U.S. Treasury Notes
2.750%, 07/31/23	1,175	1,270
2.750%, 08/31/23	1,255	1,359
2.625%, 02/28/23	1,700	1,816
2.625%, 12/31/25	1,600	1,795
2.250%, 04/15/22	1,500	1,562
2.000%, 11/30/22	1,500	1,569
1.875%, 05/31/22	1,665	1,724
1.875%, 07/31/22	1,700	1,765
1.875%, 08/31/24	2,805	2,990
1.750%, 02/28/22	1,500	1,544
1.625%, 08/15/22	1,550	1,600
1.625%, 04/30/23	1,225	1,275
1.500%, 01/31/22	1,550	1,586
1.250%, 10/31/21	1,330	1,352

Total U.S. Treasury Obligations
(Cost $23,567)		24,559

U.S. Government Agency Obligations [23.1%]
FHLB
3.375%, 09/08/23	1,585	1,745
3.125%, 09/09/22	1,610	1,717
FNMA
2.625%, 09/06/24	1,400	1,527
2.500%, 02/05/24	1,445	1,554
1.625%, 01/07/25	1,280	1,344
1.250%, 08/17/21	1,700	1,719

Total U.S. Government Agency Obligations
(Cost $9,108)		9,606

U.S. Government Mortgage-Backed Obligations [14.9%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	1,778	1,861
FNMA, Pool AL5866
2.601%, 08/01/22	1,343	1,394

Description	Face Amount (000)/Shares	Value (000)
FNMA, Pool AS4877
3.000%, 04/01/30	$1,268	$1,332
FNMA, Pool FN0004
3.698%, 12/01/20	1,461	1,461
FNMA ARM, Pool 766620
4.662%, VAR ICE LIBOR USD 12 Month+1.662%, 03/01/34	49	49
GNMA, Pool 329656
8.000%, 08/15/22	2	2
GNMA, Pool 376533
7.500%, 06/15/24	—	—
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	2	2
GNMA ARM, Pool G2 81318
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	77	79
GNMA ARM, Pool G2 81447
3.250%, VAR US Treasury Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	20	21

Total U.S. Government Mortgage-Backed Obligations
(Cost $6,080)		6,202

Municipal Bond [2.4%]
California [2.4%]
East Bay Municipal Utility District Water System Revenue, Sub-Ser A
Pre-Refunded @ 100
5.000%, 06/01/20(A)	1,000	1,007

Total Municipal Bond
(Cost $1,003)		1,007

Short-Term Investment** [0.3%]
SEI Daily Income Trust Government Fund, Cl F, 0.290%	119,919	120

Total Short-Term Investment
(Cost $120)		120

Total Investments [99.7%]
(Cost $39,878)		$41,494

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Government Bond Fund (concluded)

Percentages are based on Net Assets of $41,633 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2020.

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

ARM — Adjustable Rate Mortgage

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

Ser — Series

USD — United States Dollar

VAR — Variable

The following is a list of the inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$24,559	$—	$24,559
U.S. Government Agency Obligations	—	9,606	—	9,606
U.S. Government Mortgage-Backed Obligations	—	6,202	—	6,202
Municipal Bond	—	1,007	—	1,007
Short-Term Investment	120	—	—	120
Total Investments in Securities	$120	$41,374	$—	$41,494

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [66.3%]
Automotive [7.7%]
American Honda Finance, MTN
1.700%, 09/09/21	$2,500	$2,459
Daimler Finance North America
2.143%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	2,500	2,410
General Motors Financial
5.250%, 03/01/26	1,250	1,102
Hyundai Capital America, MTN
1.889%, VAR ICE LIBOR USD 3 Month+1.000%, 09/18/20(A)	1,000	988
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	2,941

Total Automotive		9,900

Banks [7.7%]
BPCE
4.000%, 04/15/24	1,800	1,866
Cooperatieve Rabobank UA, MTN
2.500%, 01/19/21	2,500	2,501
National Australia Bank
4.375%, 12/10/20(A)	751	767
PNC Bank
2.700%, 11/01/22	2,500	2,526
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,145

Total Banks		9,805

Broadcasting & Cable [4.0%]
Comcast
3.700%, 04/15/24	1,500	1,609
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,800	2,125
ViacomCBS
4.300%, 02/15/21	1,400	1,449

Total Broadcasting & Cable		5,183

Computer System Design & Services [2.3%]
Apple
3.450%, 05/06/24	2,750	2,969

Drugs [0.8%]
AbbVie
2.500%, 05/14/20	1,000	1,000

Fiduciary Banks [0.4%]
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/23(A)	500	505

Food, Beverage & Tobacco [3.3%]
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,850	1,921
General Mills
2.600%, 10/12/22	2,250	2,267

Total Food, Beverage & Tobacco		4,188

Industrials [0.8%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,000	1,015

Investment Bank/Broker-Dealer [1.0%]
Jefferies Group
5.125%, 01/20/23	1,300	1,324

Medical Labs and Testing Srv [1.6%]
Laboratory Corp of America Holdings
3.600%, 02/01/25	2,000	2,071

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Medical Products & Services [2.0%]
Gilead Sciences
3.700%, 04/01/24	$2,500	$2,622

Medical-HMO [2.4%]
UnitedHealth Group
2.875%, 03/15/23	3,000	3,106

Petroleum & Fuel Products [6.1%]
Shell International Finance BV
3.400%, 08/12/23	2,500	2,607
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,196
Total Capital International
2.875%, 02/17/22	4,000	4,022

Total Petroleum & Fuel Products		7,825

Real Estate Investment Trusts [4.4%]
Healthpeak Properties
3.150%, 08/01/22	1,000	1,001
Prologis
4.250%, 08/15/23	2,500	2,646
Simon Property Group
3.375%, 10/01/24	2,000	1,964

Total Real Estate Investment Trusts		5,611

Retail [3.1%]
AutoZone
4.000%, 11/15/20	1,400	1,400
Costco Wholesale
2.150%, 05/18/21	2,500	2,521

Total Retail		3,921

Security Brokers & Dealers [15.6%]
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,508
Citigroup
3.010%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	1,000	977
Goldman Sachs Group
3.000%, 04/26/22	2,500	2,518
HSBC Holdings
3.400%, 03/08/21	2,500	2,514
JPMorgan Chase
3.300%, 04/01/26	3,000	3,115
Mizuho Financial Group
1.648%, VAR ICE LIBOR USD 3 Month+0.880%, 09/11/22	2,600	2,498
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	2,073
Royal Bank of Scotland Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	1,250	1,259
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,500	2,514

Total Security Brokers & Dealers		19,976

Telephones & Telecommunications [3.1%]
AT&T
3.600%, 02/17/23	2,000	2,055
Verizon Communications
3.500%, 11/01/24	1,800	1,915

Total Telephones & Telecommunications		3,970

Total Corporate Bonds
(Cost $84,872)		84,991

Municipal Bonds [15.4%]
California [4.3%]
California State, Various Purpose, GO
3.500%, 04/01/28	3,700	4,104
University of California, Ser AX, GO
Callable 04/01/25 @ 100
3.063%, 07/01/25	1,400	1,501

Total California		5,605

New York [11.1%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	2,500	2,798
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
2.880%, 11/01/26	2,000	2,129
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
5.008%, 08/01/27	3,000	3,587

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)/Shares	Value (000)

New York State, Urban Development, RB
3.100%, 03/15/24	$3,500	$3,731
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.320%, 03/15/29	1,850	1,949

Total New York		14,194

Total Municipal Bonds
(Cost $18,580)		19,799

Commercial Paper [8.6%]
Banco Santander SA
1.604%, 05/15/20	2,500	2,496
BP Cap Mkts
1.750%, 06/02/20	2,500	2,494
DuPont E I DeNemours
1.788%, 05/11/20	3,000	2,989
Korea Dev BK
1.607%, 06/04/20	3,000	2,993

Total Commercial Paper
(Cost $10,973)		10,972

Asset-Backed Security [2.8%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	3,500	3,546

Total Asset-Backed Security
(Cost $3,500)		3,546

Affiliated Registered Investment Company [2.4%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	3,099

Total Affiliated Registered Investment Company
(Cost $4,000)		3,099

Foreign Bond [2.0%]
Security Brokers & Dealers [2.0%]
Credit Suisse Group
3.574%, 01/09/23(A)	2,500	2,523

Total Foreign Bond
(Cost $2,561)		2,523

Description	Shares	Value (000)
Closed-End Fund [0.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund	33,761	$267

Total Closed-End Fund
(Cost $332)		267

Short-Term Investment** [1.9%]
SEI Daily Income Trust Government Fund, Cl F, 0.290%	2,383,230	2,383

Total Short-Term Investment
(Cost $2,383)		2,383

Total Investments [99.6%]
(Cost $127,201)		$127,580

Percentages are based on Net Assets of $128,080 (000).

‡	Investment in Affiliate.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $10,353 (000), representing 8.1% of the net assets of the Fund.

Cl — Class

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Corporate Bond Fund (concluded)

The following is a list of the inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$84,991	$—	$84,991
Municipal Bonds	—	19,799	—	19,799
Commercial Paper	—	10,972	—	10,972
Asset-Backed Security	—	3,546	—	3,546
Affiliated Registered Investment Company	3,099	—	—	3,099
Foreign Bond	—	2,523	—	2,523
Closed-End Fund	267	—	—	267
Short-Term Investment	2,383	—	—	2,383
Total Investments in Securities	$5,749	$121,831	$—	$127,580

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended March 31, 2020 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of 9/30/19	$3,804
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	(705)
Ending balance as of 3/31/20	$3,099
Dividend Income	—

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [98.6%]
California [97.4%]
Anaheim, Public Financing Authority, RB, BAM
Callable 09/01/29 @ 100
5.000%, 09/01/30	$750	$955
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	600	668
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
5.000%, 08/01/20	500	506
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	563
California State University, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/01/21(A)	150	159
California State University, Ser B, RB
1.766%, 11/01/25	1,000	1,003
California State University, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(B)	1,000	1,022
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	630
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	114
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	113
California State, GO
5.250%, 09/01/22	1,085	1,191
California State, GO
5.000%, 12/01/21	1,000	1,065
California State, GO
5.000%, 10/01/22	1,000	1,095
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,049
California State, GO
5.000%, 11/01/24	1,000	1,167
California State, GO
5.000%, 08/01/26	1,000	1,223
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,134
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	566
California State, GO
4.000%, 04/01/23	1,000	1,082
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(B)	1,000	1,140
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	729
California State, Health Facilities Financing Authority, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/28	1,000	1,114
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(B)	1,075	1,096

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Infrastructure & Economic Development Bank, RB
5.000%, 01/01/28	$800	$1,000
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,000	1,114
California State, Kindergarten Project, Ser B-3, GO, CITIBANK N.A.
Callable 04/13/20 @ 100
0.600%, 05/01/34(B) (C)	700	700
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	224
California State, Municipal Finance Authority, RB
5.000%, 10/01/23	225	238
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,091
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	536
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,788
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	269
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	616
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	987
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(A)	350	408
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	900	1,045
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	289
Chula Vista Elementary School District, RB
1.529%, 08/01/23	2,000	1,934
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	381
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	514
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,006
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,202
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	998
Golden State Tobacco Securitization, Ser A, RB, ST APPROP
5.000%, 06/01/21	1,050	1,088
Inglewood, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 05/01/23	525	585
Irvine Ranch, Water District, Ser B, SAB, Bano Of America N.A.
Callable 04/13/20 @ 100
0.520%, 10/01/41(B) (C)	1,000	1,000
Irvine, Improvement Board, Act 1915 Project, District #03-19, Ser B, SAB, U.S. Bank N.A.
Callable 04/01/20 @ 100
0.800%, 09/02/29(B) (C)	100	100
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,082
Long Beach, Harbor Revenue, Ser A, RB
5.000%, 12/15/20	1,170	1,199
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	584

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Long Beach, Unified School District, GO
5.000%, 08/01/26	$1,000	$1,213
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	543
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	596
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	500	605
Los Angeles, Department of Airports, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	464
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	646
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	561
Los Angeles, Department of Water & Power, Ser B-4, RB
Callable 04/01/20 @ 100
0.600%, 07/01/35(B)	1,000	1,000
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	599
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	285
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	361
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	694
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	298
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	581
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(A)	500	565
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,123
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,100	1,168
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	513
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	350	437
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,195
San Francisco City & County, Airport Commission, Ser D, RB, AMT
5.000%, 05/01/21	1,000	1,035
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,182
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	577
San Francisco City & County, San Francisco International Airport, RB, AMT
5.000%, 05/01/27	2,000	2,359
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,019
San Joaquin Hills, Transportation Corridor Agency, Ser Senior LIEN-CABS, RB, ETM
1.256%, 01/01/26	400	370
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	553

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
San Leandro, Unified School District, GO, BAM
5.000%, 08/01/24	$325	$373
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,199
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	502
Santa Clara County Financing Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/34	1,000	1,151
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,000	1,304
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	245
Santa Clara Valley, Transportation Authority, Ser C, RB
Callable 04/13/20 @ 100
0.500%, 04/01/36(B)	1,000	1,000
Silicon Valley, Ser A, RB
Callable 09/01/23 @ 100
3.000%, 03/01/24	1,000	1,052
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	243
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	242
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	577
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(A)	495	552
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	122
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	502
University of California, Ser AJ, RB
3.639%, 05/15/23	455	485
University of California, Ser AL-2, RB
Callable 04/01/20 @ 100
0.500%, 05/15/48(B)	200	200
University of California, Ser AT, RB
Callable 11/15/20 @ 100
1.400%, 05/15/46(B)	2,500	2,497
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	1,000	1,237
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(A)	230	249
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	270	290
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,224

Total California		77,150

Florida [0.6%]
Davie, Eastern University Project, RB
5.000%, 04/01/25	400	452

New York [0.5%]
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Callable 04/13/20 @ 100
0.850%, 05/01/34(B)	100	100

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale California Tax Exempt Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
Callable 04/13/20 @ 100
0.880%, 08/01/43(B)	$100	$100
New York New York, Ser L-4, GO, U.S. Bank N.A.
Callable 04/13/20 @ 100
1.100%, 04/01/38(B)	250	250

Total New York		450

Wisconsin [0.1%]
Public Finance Authority, Ser C, RB, Barclays Bank PLC
Callable 04/13/20 @ 100
0.850%, 10/01/49(B)	100	100

Total Municipal Bonds
(Cost $76,433)		78,152

Short-Term Investment** [0.7%]
SEI Daily Income Trust Government Fund, Cl F, 0.290%	534,141	534

Total Short-Term Investment
(Cost $534)		534

Total Investments [99.3%]
(Cost $76,967)		$78,686

Percentages are based on Net Assets of $79,231 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2020.

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$78,152	$—	$78,152
Short-Term Investment	534	—	—	534
Total Investments in Securities	$534	$78,152	$—	$78,686

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [91.4%]
Alabama [1.8%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	$5,000	$5,173
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,376
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
7.750, 10/01/46(B)	2,500	2,343
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(C)	4,000	3,846
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
4.500%, 05/01/32(C)	4,500	4,278

Total Alabama		26,016

Alaska [0.6%]
Northern Arkansas, Tobacco Securitization, Ser A, RB
Callable 04/16/20 @ 100
5.000%, 06/01/46	9,500	9,501

Arizona [1.0%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	316
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(C)	625	607
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(C)	925	796
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	952
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,741
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	581
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(C)	1,400	1,453
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(C)	3,300	3,102
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,596

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(C)	$1,200	$1,209
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(C)	2,015	2,007

Total Arizona		14,360

California [6.5%]
California Community Housing Agency, Ser NITY, RB
Callable 02/01/30 @ 100
5.000%, 02/01/50(C)	3,000	3,023
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 04/16/20 @ 19
0.000%, 06/01/46(D)	10,000	1,876
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,696
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,479
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(C)	4,000	4,185
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	282
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	1,059
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(C)	5,000	2,741
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,746
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,061
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(C)	500	532
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,160
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,030
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	597
California State, Statewide Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(E)	3,155	1,988
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(C)	500	544
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(C)	2,000	2,160
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(C)	1,500	1,594

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Statewide Financing Authority, Ser C, RB
Callable 04/16/20 @ 9
0.000%, 06/01/55(D)	$50,000	$2,555
California State, University Revenue Bonds, RB
Callable 05/01/51 @ 100
2.975%, 11/01/51	8,280	8,246
Central Basin, Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,320
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,585
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,181
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
3.500%, 06/01/36	9,960	9,753
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	2,000	1,919
Inland Empire, Tobacco Securitization Authority, RB
Callable 04/16/20 @ 35
0.000%, 06/01/36(D)	12,500	4,268
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 11/15/28 @ 100
4.000%, 05/15/44	5,675	6,129
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,112
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	862
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	3,000	3,328
Palomar Community College District, GO
Callable 08/01/40 @ 100
0.000%, 6.375%, 08/01/30, 08/01/45(B)	6,000	6,074
Palomar Pomerado, Health Care District, COP
Pre-Refunded @ 100
6.000%, 11/01/20(F)	3,920	4,029
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,078
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,081
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,049

Total California		94,322

Colorado [8.3%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	949
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,065	969
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	704
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,540
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	3,055	3,085
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,212
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,446

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	$2,910	$2,786
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	509
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,720	1,587
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,444
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	726
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,624
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	984
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,000
Castle Oaks, Metropolitan District No. 3, GO
Pre-Refunded @ 100
6.250%, 12/01/20(F)	2,860	3,039
Castle Oaks, Metropolitan District No. 3, GO
Pre-Refunded @ 100
5.500%, 12/01/20(F)	2,345	2,474
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	1,973
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	927
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(C)	1,930	1,855
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(C)	915	889
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(C)	2,655	2,477
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(C)	1,515	1,462
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,500	1,615
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/49	6,620	6,486
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,067
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,310
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(C)	1,835	2,029
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(C)	2,305	2,542

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/38	$1,250	$1,394
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/39	1,000	1,113
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/40	750	833
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,131
Denver, International Business Center, RB
4.000%, 12/01/48	350	352
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,006
Erie Highlands, Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	1,919
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,257
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	632
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,137
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	524	507
Flatiron Meadows, Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	1,812
Great Western Park, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,655
Green Gables, Metropolitan District No. 1, Ser A, GO
Pre-Refunded @ 100
5.300%, 12/01/21(F)	2,500	2,641
Lewis Pointe, Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	2,590	2,459
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	2,500	2,399
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,469
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,708
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,570
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,088
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	527
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	938
Sierra Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,479
Solaris, Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	708
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,545

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	$3,675	$3,559
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,654
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	514
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,034
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	1,814
Trails at Crowfoot Metropolitan District No. 3, Ser ES-, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	3,620	3,152
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,870	1,560
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,120
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	551
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	101
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	343
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,059
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	226
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,155
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,685	1,684
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,339
Wild Plum Metropolitan District, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/49	595	618
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	577
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	1,000	919

Total Colorado		120,968

Connecticut [0.3%]
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
2.230%, 12/01/45(A) (C) (G)	3,335	4,669

Delaware [0.1%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,011

District of Columbia [1.0%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	735
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/44	1,000	994
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	1,000	980

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/36	$3,600	$3,747
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/44	4,965	5,070
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,479

Total District of Columbia		14,005

Florida [7.8%]
Alachua County Health Facilities Authority, RB
6.375%, 11/15/49	5,190	4,151
Alachua County Health Facilities Authority, RB
Callable 12/01/29 @ 100
4.000%, 12/01/49	5,000	5,251
Alachua County, Health Facilities Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/37	2,945	3,522
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(C)	1,500	1,376
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(C)	1,500	1,403
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(C)	4,030	3,695
Florida Development Finance, RB, AMT
Callable 05/01/20 @ 104
6.250%, 01/01/49(A) (C)	3,000	2,712
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 05/01/20 @ 100
7.000%, 01/01/35(A) (E)	815	815
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 05/01/20 @ 100
5.750%, 01/01/50(E)	945	945
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(E)	3,390	2,170
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(E)	1,000	640
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/36	6,310	6,691
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/37	6,050	6,394
Florida State, Development Finance, RB, AMT
Callable 05/01/20 @ 105
6.500%, 01/01/49(A) (C)	5,000	4,408
Florida State, Development Finance, RB, AMT
Callable 05/01/20 @ 105
6.375%, 01/01/49(A) (C)	4,500	3,980
Florida State, Development Finance, RB, AMT
Callable 05/01/22 @ 105
5.000%, 05/01/29(C)	5,500	5,532
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(C)	4,930	5,050
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(C)	1,000	993
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,052
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,165

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	$880	$959
Florida State, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,925	2,777
Jacksonville, Educational Facilities Revenue, Jacksonville University Project, Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53(C)	1,000	941
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,815	1,886
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,583
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,814
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(C)	1,605	1,538
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	5,000	5,585
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(F)	5,200	5,639
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,374
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(F)	5,000	5,928
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/44	250	305
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	500	605
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	883
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,097
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	526
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(F)	3,000	3,044
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(C)	2,495	2,501
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(C)	1,495	1,499

Total Florida		113,429

Georgia [1.9%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	2,560	2,741

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	$2,500	$2,809
Atlanta, Department of Aviation, Ser B, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/49	3,885	4,079
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	5,013
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Pre-Refunded @ 100
6.125%, 09/01/20(F)	1,000	1,020
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.125%, 03/01/52	2,925	2,616
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	500	446
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	646
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	6,000	6,942
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(C)	1,000	887
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	850

Total Georgia		28,049

Illinois [10.1%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	900	877
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,131
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	5,039
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,013
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,262
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(C)	5,000	5,593
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	1,950
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,023
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,165
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,332
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	9,651
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/49	5,000	5,177
Chicago, Ser A, GO
5.000%, 01/01/30	1,800	1,865
Chicago, Ser A, GO
Callable 01/01/30 @ 100
5.000%, 01/01/31	1,000	1,033
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/44	1,500	1,501
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	2,050	2,099

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/42	$3,000	$2,666
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(F)	4,000	4,030
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(F)	1,825	1,839
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,490
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,125
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,122
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	270
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	269
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	5,595	5,792
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	340
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	477
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/35	1,000	969
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/40	1,100	1,031
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,962
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	1,500	1,545
Illinois State, GO
Callable 11/01/26 @ 100
5.000%, 11/01/36	5,000	5,074
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(C)	5,200	4,060
Illinois State, Ser A, GO
5.000%, 10/01/28	2,000	2,093
Illinois State, Ser A, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	5,000	5,112
Illinois State, Ser A, RB
5.000%, 10/01/23	4,000	4,157
Illinois State, Ser D, GO
Callable 11/01/27 @ 100
5.000%, 11/01/28	3,000	3,114
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	7,721
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,760
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	800
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,199
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,410
Sales Tax Securitization, RB
Callable 01/01/28 @ 100
5.000%, 01/01/30	1,000	1,147

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/28	$2,500	$2,879
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/29	2,500	2,916
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/30	1,000	1,180
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/31	1,000	1,144
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/32	1,000	1,142
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,184
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 05/01/20 @ 100
5.350%, 03/01/31	75	50
State of Illinois, Ser B, GO
5.000%, 10/01/23	2,000	2,079
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,777
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,276
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,244
Village of Gilberts, RB
Callable 04/16/20 @ 100
5.000%, 11/15/34	3,109	2,909
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	5,190	4,879

Total Illinois		146,944

Indiana [0.9%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(C)	1,265	1,266
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47(E)	995	10
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32(E)	547	5
Chesterton, Storypoint Chesterton Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(C)	2,100	1,975
Indiana State, Finance Authority, RB
1.650%, 05/01/28(A)	1,000	1,000
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,656
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,220
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,400

Total Indiana		13,532

Iowa [0.5%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,012
Iowa State, Finance Authority, RB
Callable 12/01/20 @ 103
3.125%, 12/01/22	750	703
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,050
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 05/01/20 @ 100
5.625%, 06/01/46	1,665	1,615

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 05/01/20 @ 100
5.500%, 06/01/42	$1,180	$1,152

Total Iowa		7,532

Kansas [0.9%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	473
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,190	3,588
University of Kansas, Hospital Authority, Ser A, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	5,000	5,456
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,414
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	483
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	1,880	1,903

Total Kansas		13,317

Kentucky [2.0%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	2,500	2,169
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	2,000	1,705
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.500%, 06/01/20(F)	2,960	2,985
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/20(F)	1,000	1,008
Kentucky State, Economic Development Finance Authority, RB
1.650%, 04/01/31(A)	5,000	4,999
Kentucky State, Economic Development Finance Authority, Republic Services, Inc. Project, Ser 2010A, RB, AMT
1.150%, 04/01/31(A)	2,000	1,999
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/49	1,000	1,061
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,502
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	5,862
Kentucky State, Public Transportation Infrastructure Authority, Ser C, RB
Callable 11/01/27 @ 100
4.000%, 02/01/50(A)	5,000	5,247

Total Kentucky		29,537

Louisiana [0.7%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(C)	5,665	5,050

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	$5,000	$5,122
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(C) (E)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	3,474	—

Total Louisiana		10,172

Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (C)	1,000	1,025

Maryland [1.4%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	978
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(C)	1,370	1,113
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(C)	650	548
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(C)	350	286
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(C)	200	169
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,568
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	950	919
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,201
Frederick County, RB
3.250%, 07/01/29	890	813
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,321
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	676
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(C)	1,250	1,192
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(C)	1,000	967
Prince George’s County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(C)	2,000	2,020
Prince George’s County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(C)	1,000	1,010
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	3,915
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	776
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,251

Total Maryland		20,723

Massachusetts [0.8%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,503

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	$4,120	$4,044
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,145
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	561
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,239

Total Massachusetts		11,492

Michigan [0.9%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	633
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,406
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,653
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 05/01/20 @ 100
5.875%, 12/01/30	2,000	1,921
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 04/16/20 @ 100
5.125%, 06/01/22	2,290	2,292
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 04/16/20 @ 100
6.875%, 06/01/42	2,000	2,000

Total Michigan		12,905

Minnesota [0.8%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	2,772
Bethel City, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,000	879
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,817
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(C)	500	505
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(C)	1,600	1,573
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,247
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,102

Total Minnesota		11,895

Missouri [2.4%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,069
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	1,000	861

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	$500	$441
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	463
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(C)	1,000	944
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(C)	1,150	1,033
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	1,000	1,030
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/42	1,000	1,021
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/50	2,000	2,029
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Pre-Refunded @ 100
8.250%, 05/15/20(F)	3,000	3,023
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	5,000	4,600
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(C)	5,000	4,575
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(C)	3,000	2,690
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	2,000	1,825
St. Louis County, Industrial Development Authority, Senior Living Facilities Friendship Village, RB
Callable 09/01/25 @ 103
5.125%, 09/01/48	2,000	2,017
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,252
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,313
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,328

Total Missouri		35,514

Nebraska [0.5%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,077
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,894

Total Nebraska		6,971

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Nevada [0.9%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	$3,000	$3,320
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(C)	3,500	2,993
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	995	1,012
Las Vegas, Special Improvement District No. 814, RB
Callable 06/01/29 @ 100
4.000%, 06/01/49	1,250	1,052
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(C)	100	105
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(C)	1,595	1,675
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(C)	1,000	1,031
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(C)	1,000	930
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(C)	1,000	966

Total Nevada		13,084

New Hampshire [0.1%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(C)	1,250	1,203
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(C)	500	480

Total New Hampshire		1,683

New Jersey [2.2%]
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,365
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	991
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,207
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,275
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
5.000%, 06/15/44	1,000	1,043
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/38	3,500	3,451
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/44	1,000	973
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.250%, 06/15/43	15,000	15,990
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,039

Total New Jersey		32,334

New Mexico [0.4%]
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	498

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	$500	$484
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,650
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,303

Total New Mexico		5,935

New York [4.8%]
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	3,964
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 05/01/20 @ 100
2.000%, 01/01/49	1,728	259
Nassau County, Tobacco Settlement, RB
Callable 04/16/20 @ 100
5.125%, 06/01/46	1,345	1,345
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 04/16/20 @ 100
5.000%, 06/01/45	5,800	5,156
New York State, Dormitory Authority, Ser D, RB
Callable 02/15/30 @ 100
4.000%, 02/15/37	2,500	2,884
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	953
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(C)	5,000	5,068
New York State, Thruway Authority, Sub-Ser B, RB
Callable 01/01/30 @ 100
4.000%, 01/01/50	5,000	5,425
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,532
New York State, Transportation Development, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/31	3,000	2,979
New York State, Urban Development, RB
Callable 09/15/28 @ 100
4.000%, 03/15/48	7,000	7,795
New York Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	4,867
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(C)	4,750	4,621
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,027
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,021
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	6,000	6,138
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,094
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	3,000	2,485
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	1,250	1,045
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,559

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	$7,000	$6,690

Total New York		69,907

North Carolina [0.3%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,487
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	2,000	2,212

Total North Carolina		3,699

North Dakota [0.6%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	1,873
County of Grand Forks North Dakota, RB, AMT
Callable 09/15/26 @ 103
6.375%, 12/15/43	2,410	1,913
Mandan, Public Facilities Authority, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	950	966
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,778
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,646

Total North Dakota		9,176

Ohio [4.6%]
Buckeye Tobacco Settlement Financing Authority, Ser A-2-CLASS, RB
Callable 06/01/30 @ 100
3.000%, 06/01/48	4,100	3,825
Buckeye Tobacco Settlement Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	12,000	10,632
Butler County, Port Authority, Storypoint Fairfield Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/43(C)	500	481
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,022
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.000%, 02/15/52	5,000	5,191
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,076
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,069
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,000	4,256
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(C)	2,770	2,517
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(C)	3,280	3,003
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(C)	7,500	7,386

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(C)	$2,500	$2,138
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,506
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(C)	2,500	2,351
Washington Local School District, Ser A, GO, SD CRED PROG
Callable 06/01/25 @ 100
3.250%, 12/01/56	5,320	5,228
Washington Local School District, Ser A, GO, SD CRED PROG
Callable 06/01/25 @ 100
3.125%, 12/01/51	5,745	5,834

Total Ohio		66,515

Oklahoma [0.7%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,098
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32(E)	1,278	13
Oklahoma State, Development Finance Authority, RB
5.450%, 08/15/28	5,000	5,787
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.000%, 08/01/47	5,000	2,000
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	3,843	10
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	1,664	4

Total Oklahoma		10,912

Pennsylvania [3.9%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(C)	500	513
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(C)	2,000	2,014
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(C)	3,000	3,036
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(C)	1,000	1,016
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	8,345	8,839
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(C)	1,000	892
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(C)	525	479

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(C)	$7,285	$7,183
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(C)	2,320	2,326
Delaware County, Industrial Development Authority, Covanta Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,511
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,597
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	520	460
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	909
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,615
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,714
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	2,975	3,574
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,043
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,363
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,201
Philadelphia, Ser B, RB
Callable 08/01/29 @ 100
5.000%, 02/01/39	4,385	5,374
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(C) (F)	3,000	3,560
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,212

Total Pennsylvania		57,431

Rhode Island [0.3%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,072
Tobacco Settlement Financing, Ser B, RB
Callable 04/16/20 @ 14
0.000%, 06/01/52(D)	26,270	3,077

Total Rhode Island		4,149

South Carolina [0.9%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	1,500	1,224
Berkeley County, RB
Callable 11/01/29 @ 100
4.250%, 11/01/40	1,000	839
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	5,375	5,367

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	$5,405	$5,355

Total South Carolina		12,785

Tennessee [0.3%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,065
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Pre-Refunded @ 100
6.000%, 07/01/20(F)	2,000	2,024
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(C)	900	917
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(C)	650	658

Total Tennessee		4,664

Texas [8.1%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,404
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	422
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(F)	3,250	3,285
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(C)	500	451
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(C)	1,500	1,385
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	576
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	242
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	350	342
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	475	451
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,051
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,042
Central Texas, Turnpike System, Ser A, RB
Callable 08/15/30 @ 100
5.000%, 08/15/39	4,065	5,030
Central Texas, Turnpike System, Ser A, RB
Callable 08/15/30 @ 100
3.000%, 08/15/40	2,000	2,025
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,528

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(F)	$2,000	$2,266
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	2,940
Houston, Airport System Revenue, United Airlines Project, RB, AMT
5.000%, 07/15/28	3,000	2,980
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	6,940
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(F)	5,300	5,635
Leander, Oak Creek Public Improvement District, SAB
Callable 05/01/20 @ 103
5.875%, 09/01/44	475	433
Leander, Oak Creek Public Improvement District, SAB
Callable 05/01/20 @ 103
5.750%, 09/01/38	500	460
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	365
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	392
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	493
Mission, Economic Development, RB, AMT
Callable 10/01/21 @ 105
4.625%, 10/01/31(C)	3,250	3,317
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	1,250	1,121
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	3,410	2,848
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,008
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,517
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(C)	4,000	3,745
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	4,500	3,950
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(C)	1,700	1,868
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(C)	900	994
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(B) (F)	5,000	6,441
Port Beaumont Navigation District, RB
Callable 01/01/22 @ 103
6.000%, 01/01/25(C)	1,525	1,524
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
4.000%, 01/01/50(C)	6,330	4,886

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
3.625%, 01/01/35(C)	$1,000	$842
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(E)	4,950	1,237
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45(E)	5,315	3,720
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 05/01/20 @ 100
4.500%, 11/15/21(E)	2,310	1,617
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 05/01/20 @ 100
5.750%, 11/15/37(E)	6,000	4,200
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	1,000	1,052
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,309
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	3,719
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	9,000	9,091
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	3,720	3,139
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38(C)	2,000	2,166
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, Ser Senior, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	1,000	1,007
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/40	1,745	1,862
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,000	1,060
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(D)	1,000	496

Total Texas		117,874

Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (C)	1,000	1,023

Virginia [1.1%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(C)	2,000	1,954
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(C)	1,000	980

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	$2,000	$2,159
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(C)	4,010	3,694
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(C)	2,750	2,837
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(C)	3,700	3,762
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	845

Total Virginia		16,231

Washington [0.8%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(C)	400	425
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,836
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(C)	325	309
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(C)	750	687
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(C)	4,330	4,268
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(C)	2,000	2,139

Total Washington		11,664

Wisconsin [4.3%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	1,580	1,576
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	551
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(C)	3,460	3,419
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(C)	1,250	1,251
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(C)	1,100	1,103
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(C)	1,750	1,707
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,536
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,748
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,130
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(C)	4,000	3,658

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(C)	$1,500	$1,436
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(C)	3,100	2,781
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,794
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,173
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(C)	3,000	2,942
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	4,791
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,666
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,322
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,011
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(C)	3,000	2,863
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(C)	4,280	3,920
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	890	909
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,825	2,891

Total Wisconsin		62,178

American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,375

Guam [0.3%]
Territory of Guam, GO, AMT
Callable 05/15/29 @ 100
5.000%, 11/15/31	490	492
Territory of Guam, Government Waterworks Authority, RB
Pre-Refunded @ 100
5.625%, 07/01/20(F)	2,000	2,022
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,495

Total Guam		5,009

Puerto Rico [4.9%]
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	9,000	8,550
Puerto Rico Electric Power Authority, Ser E-1-RSA-1, RB
10.000%, 01/01/21(E)	1,500	1,211
Puerto Rico Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 07/01/21(E)	1,500	1,211
Puerto Rico Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 01/01/22(E)	500	404

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Puerto Rico Electric Power Authority, Ser TT-RSA-1, RB
Callable 05/01/20 @ 100
5.000%, 07/01/32(E)	$2,765	$1,956
Puerto Rico Electric Power Authority, Ser XX-RSA-1, RB
Callable 07/01/20 @ 100
5.250%, 07/01/40(E)	2,000	1,420
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
0.000%, 07/01/24(D)	2,000	1,713
Puerto Rico, Commonwealth, Ser A, GO
Callable 07/01/20 @ 100
8.000%, 07/01/35(E)	1,050	630
Puerto Rico, Electric Power Authority, Ser 2013A-RSA-1, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(E)	2,605	1,895
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 07/01/20 @ 100
5.250%, 07/01/24(E)	3,990	2,833
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 07/01/20 @ 100
5.250%, 07/01/30(E)	1,500	1,065
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
Callable 07/01/20 @ 100
5.250%, 07/01/28(E)	2,145	1,523
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	12,167	11,832
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	6,276	5,910
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	19,048
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 41
0.000%, 07/01/46(D)	2,500	591
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	10,587	9,915
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	28

Total Puerto Rico		71,735

Virgin Islands [0.3%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 10/01/20 @ 100
5.000%, 10/01/25	3,155	3,101
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 05/01/20 @ 100
5.000%, 10/01/22	2,000	1,979

Total Virgin Islands		5,080

Total Municipal Bonds
(Cost $1,379,210)		1,335,332

Corporate Bonds [1.1%]
Electric Utilities [0.2%]
Talen Energy Supply
6.625%, 01/15/28(C)	3,000	2,520

Petroleum & Fuel Products [0.2%]
CNX Resources
7.250%, 03/14/27(C)	3,299	2,329

Steel & Steel Works [0.6%]
Big River Steel
7.250%, 09/01/25(C)	8,500	7,735
United States Steel
6.250%, 03/15/26	2,500	1,575

Total Steel & Steel Works		9,310

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Municipal High Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Waste Disposal [0.1%]
Covanta Holding
5.875%, 03/01/24	$564	$531
Waste Pro USA
5.500%, 02/15/26(C)	1,500	1,392

Total Waste Disposal		1,923

Total Corporate Bonds
(Cost $18,937)		16,082

Short-Term Investment** [6.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.290%	95,692,680	95,693

Total Short-Term Investment
(Cost $95,693)		95,693

Total Investments [99.0%]
(Cost $1,493,840)		$1,447,107

Percentages are based on Net Assets of $1,461,004 (000).

**	The rate reported is the 7-day effective yield as of March 31, 2020.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $267,364 (000), representing 18.3% of the net assets of the Fund.

(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(G)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2020.

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

SD CRED PROG — State Credit Enhancement Program

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of March 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,335,332	$—	$1,335,332
Corporate Bonds	—	16,082	—	16,082
Short-Term Investment	95,693	—	—	95,693
Total Investments in Securities	$95,693	$1,351,414	$—	$1,447,107

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [43.6%]
Communication Services [3.9%]
America Movil
3.125%, 07/16/22	$4,000	$4,038

Consumer Discretionary [5.6%]
Daimler Finance North America
2.143%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	4,000	3,856
General Motors Financial
4.350%, 01/17/27	2,500	1,999

Total Consumer Discretionary		5,855

Financials [22.0%]
Allstate
2.005%, VAR ICE LIBOR USD 3 Month+0.630%, 03/29/23	1,400	1,324
American Express
2.288%, VAR ICE LIBOR USD 3 Month+0.650%, 02/27/23	3,805	3,640
Barclays
4.375%, 01/12/26	1,500	1,507
Capital One Financial
4.200%, 10/29/25	1,000	989
Citigroup
4.500%, 01/14/22	2,000	2,076
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,619
Jefferies Group
5.125%, 01/20/23	1,200	1,222
JPMorgan Chase
3.125%, 01/23/25	4,200	4,357
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	4
Mitsubishi UFJ Financial Group
2.320%, VAR ICE LIBOR USD 3 Month+0.740%, 03/02/23	1,100	1,046
Morgan Stanley, MTN
3.750%, 02/25/23	4,000	4,147

Total Financials		22,931

Health Care [2.5%]
AbbVie
2.850%, 05/14/23	2,500	2,537

Industrials [4.1%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,466
Penske Truck Leasing LP
4.250%, 01/17/23(A)	300	307
3.450%, 07/01/24(A)	1,500	1,523

Total Industrials		4,296

Information Technology [2.5%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,638

Utilities [3.0%]
Duke Energy
3.400%, 06/15/29	2,020	2,036
Korea Electric Power
6.750%, 08/01/27	75	97
National Fuel Gas
4.900%, 12/01/21	500	482

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Puget Energy
6.000%, 09/01/21	$500	$513

Total Utilities		3,128

Total Corporate Bonds
(Cost $46,241)		45,423

Municipal Bonds [41.2%]
California [18.3%]
California Health Facilities Financing Authority, Ser B
Pre-Refunded @ 100
6.000%, 08/15/20(C)	3,000	3,055
California State, Various Purpose, GO
3.500%, 04/01/28	6,000	6,656
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
2.958%, 08/01/24	6,000	6,256
University of California, Ser AG
2.750%, 05/15/23	3,000	3,115

Total California		19,082

Delaware [4.6%]
State of Delaware
Pre-Refunded @ 100
4.000%, 03/01/22(C)	4,500	4,730

New Jersey [2.1%]
New Jersey Transportation Trust Fund Authority, Ser A
Pre-Refunded @ 100
6.000%, 06/15/21(C)	2,025	2,143

New York [14.8%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	3,500	3,918
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser C-5, GO
Callable 05/01/28 @ 100
3.800%, 05/01/29	2,500	2,840
New York State, Sub-Ser D-2, GO
3.760%, 12/01/27	3,020	3,354
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.270%, 03/15/28	5,000	5,288

Total New York		15,400

Wyoming [1.4%]
Sublette County, Wyoming Pollution Control
Callable 03/31/20 @ 100
0.850%, 10/01/44(D)	1,500	1,500

Total Municipal Bonds
(Cost $40,648)		42,855

U.S. Government Mortgage-Backed Obligations [4.9%]
FHLMC, Pool 1B2677
3.917%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	2	2
FHLMC, Pool 1B2683
3.885%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	1	1
FHLMC, Pool 1B2692
3.869%, VAR ICE LIBOR USD 12 Month+1.770%, 12/01/34	4	4
FHLMC, Pool A93505
4.500%, 08/01/40	15	16
FHLMC, Pool A93996
4.500%, 09/01/40	22	24
FHLMC, Pool C03490
4.500%, 08/01/40	112	122
FHLMC, Pool C09015
3.000%, 10/01/42	128	135
FHLMC, Pool G02940
5.500%, 05/01/37	3	3
FHLMC, Pool G04222
5.500%, 04/01/38	6	6
FHLMC, Pool G04913
5.000%, 03/01/38	23	26
FHLMC, Pool G08003
6.000%, 07/01/34	7	8
FHLMC, Pool G11880
5.000%, 12/01/20	—	—
FHLMC, Pool G18124
6.000%, 06/01/21	1	1
FHLMC, Pool J19197
3.000%, 05/01/27	53	56

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC, Pool Q08998
3.500%, 06/01/42	$90	$97
FHLMC, Pool Q10378
3.000%, 08/01/42	117	124
FNMA, Pool 252570
6.500%, 07/01/29	2	2
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	5	6
FNMA, Pool 255814
5.500%, 08/01/35	8	9
FNMA, Pool 303168
9.500%, 02/01/25	1	1
FNMA, Pool 725424
5.500%, 04/01/34	8	9
FNMA, Pool 735060
6.000%, 11/01/34	5	6
FNMA, Pool 735228
5.500%, 02/01/35	4	4
FNMA, Pool 735230
5.500%, 02/01/35	10	11
FNMA, Pool 745275
5.000%, 02/01/36	38	42
FNMA, Pool 745418
5.500%, 04/01/36	42	48
FNMA, Pool 827223
4.340%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	11	11
FNMA, Pool 844809
5.000%, 11/01/35	16	17
FNMA, Pool AD0454
5.000%, 11/01/21	—	—
FNMA, Pool AD8522
4.000%, 08/01/40	17	19
FNMA, Pool AE0828
3.500%, 02/01/41	162	173
FNMA, Pool AH0621
3.500%, 01/01/41	39	41
FNMA, Pool AJ1407
4.000%, 09/01/41	27	29
FNMA, Pool AJ7689
4.000%, 12/01/41	96	104
FNMA, Pool AK0971
3.000%, 02/01/27	47	49
FNMA, Pool AL5866
2.601%, 08/01/22(E)	3,217	3,340
FNMA, Pool AO2970
3.000%, 05/01/42	111	118
FNMA, Pool AO4137
3.500%, 06/01/42	89	96
FNMA, Pool MA1277
2.500%, 12/01/27	51	53
GNMA, Pool G2 4696
4.500%, 05/20/40	47	52
GNMA, Pool G2 4747
5.000%, 07/20/40	18	20
GNMA, Pool G2 4923
4.500%, 01/20/41	30	33
GNMA, Pool G2 MA0155
4.000%, 06/20/42	72	78
GNMA, Pool G2 MA0392
3.500%, 09/20/42	93	100

Total U.S. Government Mortgage-Backed Obligations
(Cost $4,890)		5,097

Commercial Paper [4.3%]
Banco Santander SA
1.604%, 05/15/20	2,500	2,496
BP Capital Markets(A)
3.024%, 07/02/20	2,000	1,992

Total Commercial Paper
(Cost $4,480)		4,488

Affiliated Registered Investment Company [2.4%]
City National Rochdale Fixed Income Opportunities Fund, Cl N, 13.01%	127,551	2,495

Total Affiliated Registered Investment Company
(Cost $2,500)		2,495

Foreign Government Bond [1.0%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	1,000	1,035

Total Foreign Government Bond
(Cost $1,000)		1,035

Mortgage-Backed Obligations [0.7%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	127
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	—	—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	$269	$273
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	153
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	227	227

Total Mortgage-Backed Obligations
(Cost $780)		780

Closed-End Fund [0.6%]
Stone Ridge Reinsurance Risk Premium Interval Fund	75,955	600

Total Closed-End Fund
(Cost $748)		600

Asset-Backed Securities [0.0%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	1	1
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28(B)	5	3

Total Asset-Backed Securities
(Cost $6)		4

Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(E)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	1	1
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(E)	14	13

Total Residential Mortgage-Backed Securities
(Cost $15)		14

Description	Shares	Value (000)
Short-Term Investment* [0.7%]
SEI Daily Income Trust Government Fund, Cl F, 0.290%	696,994	$697

Total Short-Term Investment
(Cost $697)		697

Total Investments [99.4%]
(Cost $102,005)		$103,488

Percentages are based on Net Assets of $104,087 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2020.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $7,678 (000), representing 7.4% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AID — Agency for International Development

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD - U.S. Dollar

VAR — Variable

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Intermediate Fixed Income Fund (concluded)

The following is a list of the inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$45,423	$—	$45,423
Municipal Bonds	—	42,855	—	42,855
U.S. Government Mortgage-Backed Obligations	—	5,097	—	5,097
Commercial Paper	—	4,488	—	4,488
Affiliated Registered Investment Company	2,495	—	—	2,495
Foreign Government Bond	—	1,035	—	1,035
Mortgage-Backed Obligations	—	780	—	780
Closed-End Fund	600	—	—	600
Asset-Backed Securities	—	4	—	4
Residential Mortgage-Backed Securities	—	14	—	14
Short-Term Investment	697	—	—	697
Total Investments in Securities	$3,792	$99,696	$—	$103,488

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with the affiliates for the period ended March 31, 2020.

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of 9/30/19	$—
Purchases at Cost	2,495
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	—
Ending balance as of 3/31/20	$2,495
Dividend Income	—

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [39.0%]
Advertising Sales [0.0%]
Outfront Media Capital
5.625%, 02/15/24		$1,150	$1,138
Outfront Media Capital
4.625%, 03/15/30(A)		75	67

Total Advertising Sales			1,205

Aerospace & Defense [0.2%]
TransDigm
6.500%, 07/15/24		250	235
6.500%, 05/15/25		1,825	1,715
TransDigm
6.250%, 03/15/26(A)		1,400	1,395
TransDigm
6.375%, 06/15/26		575	551
TransDigm
5.500%, 11/15/27(A)		1,825	1,638
TransDigm UK Holdings
6.875%, 05/15/26		1,300	1,209

Total Aerospace & Defense			6,743

Agricultural [0.0%]
Mriya Farming, MTN
2.000%-2.500%, 09/30/20-12/31/25(A) (B) (C)		161	1
Mriya Recovery Certificates
0.000%, 12/31/49	EUR	3,224	5

Total Agricultural			6

Airlines [0.2%]
Avianca Holdings
8.375%, 05/10/20		39	17
EA Partners I
6.875%, 09/28/20(D)		8,900	3,709
EA Partners II
6.750%, 06/01/21(D)		8,045	3,620

Total Airlines			7,346

Airport Develop/Maint [0.2%]
International Airport Finance
12.000%, 03/15/33		9,685	5,603

Apparel/Textiles [0.0%]
Hanesbrands
4.875%, 05/15/26(A)		250	245
William Carter
5.625%, 03/15/27(A)		125	121

Total Apparel/Textiles			366

Applications Software [0.1%]
Nuance Communications
5.625%, 12/15/26		700	681
PTC
4.000%, 02/15/28(A)		250	240
SS&C Technologies
5.500%, 09/30/27(A)		2,700	2,814

Total Applications Software			3,735

Auto Rent & Lease [0.1%]
Kapla Holding SAS
3.250%, VAR Euribor 3 Month+3.250%, 12/15/26	EUR	300	215
Kapla Holding SAS
3.375%, 12/15/26	EUR	400	287
United Rentals North America
5.875%, 09/15/26		575	582
United Rentals North America
6.500%, 12/15/26		175	178
United Rentals North America
5.500%, 05/15/27		850	858
United Rentals North America
4.875%, 01/15/28		600	582

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
United Rentals North America
5.250%, 01/15/30		$325	$325
United Rentals North America
4.000%, 07/15/30		700	626

Total Auto Rent & Lease			3,653

Auto-Med and Heavy Duty Trks [0.1%]
JB Poindexter
7.125%, 04/15/26(A)		1,550	1,434

Automotive [0.1%]
Ford Motor Credit
3.336%, 03/18/21		200	192
Ford Motor Credit
3.096%, 05/04/23		200	183
Ford Motor Credit
5.113%, 05/03/29		675	585
Tata Motors
4.625%, 04/30/20		1,200	1,194

Total Automotive			2,154

Autoparts [0.3%]
Adient Global Holdings
4.875%, 08/15/26(A)		1,550	1,062
American Axle & Manufacturing
6.250%, 03/15/26		125	96
American Axle & Manufacturing
6.500%, 04/01/27		1,375	1,038
Dana
5.375%, 11/15/27		175	142
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		450	391
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)		1,075	946
IHO Verwaltungs GmbH
4.750% cash/0% PIK, 09/15/26(A)		1,325	1,034
IHO Verwaltungs GmbH
6.000% cash/0% PIK, 05/15/27(A)		600	420
IHO Verwaltungs GmbH
6.375% cash/0% PIK, 05/15/29(A)		300	229
Panther BF Aggregator 2
6.250%, 05/15/26(A)		450	425
Panther BF Aggregator 2
8.500%, 05/15/27(A)		3,175	2,770
Tenneco
5.000%, 07/15/24	EUR	600	440

Total Autoparts			8,993

Banks [1.6%]
African Bank, MTN
8.125%, 10/19/20		3,862	3,931
Agricola Senior Trust
6.750%, 06/18/20		2,234	2,196
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/28		3,615	2,838
Akbank T.A.S., MTN
7.200%, VAR USD Swap Semi 30/360 5 Yr Curr+5.026%, 03/16/27		1,805	1,540
Banco BMG
8.875%, 08/05/20		141	134
Banco Hipotecario
9.750%, 11/30/20		15,350	10,043
Banco Mercantil del Norte
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.035%, 10/06/68		2,975	2,292
Banco Nacional de Costa Rica
6.250%, 11/01/23		817	756
Bank Nadra Via NDR Finance
8.250%, 06/22/17(D)		721	3
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27		12,900	9,618
ING Bank, MTN
2.571%, 01/01/28	JPY	481,985	3,586
Sovcombank Via SovCom Capital DAC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.427%, 04/07/30		5,690	4,703

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/27		$4,595	$3,676
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.117%, 06/29/28		4,560	3,666

Total Banks			48,982

Batteries/Battery Sys [0.0%]
Energizer Holdings
5.500%, 06/15/25(A)		175	170
Energizer Holdings
6.375%, 07/15/26(A)		300	303
Energizer Holdings
7.750%, 01/15/27(A)		775	801

Total Batteries/Battery Sys			1,274

Beauty Products [0.1%]
Walnut Bidco
9.125%, 08/01/24		3,295	2,620

Broadcasting & Cable [1.9%]
Altice Financing
7.500%, 05/15/26		4,150	4,044
AMC Networks
5.000%, 04/01/24		1,825	1,752
AMC Networks
4.750%, 08/01/25		450	438
Cablevision Systems
5.875%, 09/15/22		950	959
CCO Holdings
5.250%, 09/30/22		700	688
CCO Holdings
5.875%, 04/01/24(A)		325	333
5.875%, 05/01/27(A)		1,400	1,442
CCO Holdings
5.375%, 05/01/25(A)		250	256
CCO Holdings
5.500%, 05/01/26(A)		875	888
CCO Holdings
5.125%, 05/01/27(A)		1,100	1,103
CCO Holdings
5.000%, 02/01/28(A)		900	902
CCO Holdings
4.750%, 03/01/30(A)		2,400	2,388
CCO Holdings
4.500%, 08/15/30(A)		2,800	2,744
CSC Holdings
5.375%, 07/15/23(A)		450	450
CSC Holdings
5.250%, 06/01/24		875	877
CSC Holdings
7.750%, 07/15/25(A)		3,100	3,224
CSC Holdings
6.625%, 10/15/25(A)		625	657
CSC Holdings
5.500%, 05/15/26(A)		775	802
5.500%, 04/15/27(A)		1,550	1,604
CSC Holdings
7.500%, 04/01/28(A)		675	719
CSC Holdings
5.750%, 01/15/30(A)		725	731
Diamond Sports Group
5.375%, 08/15/26(A)		800	650
Diamond Sports Group
6.625%, 08/15/27(A)		1,625	1,087
DISH DBS
5.875%, 11/15/24		1,400	1,361
DISH DBS
7.750%, 07/01/26		1,925	1,978
Gray Television
5.125%, 10/15/24(A)		450	440
Gray Television
5.875%, 07/15/26(A)		1,400	1,348
Gray Television
7.000%, 05/15/27(A)		500	497
iHeartCommunications
6.375%, 05/01/26		69	65
iHeartCommunications
8.375%, 05/01/27		3,149	2,742
iHeartCommunications
5.250%, 08/15/27(A)		375	328
iHeartCommunications
4.750%, 01/15/28(A)		175	157
Nexstar Broadcasting
5.625%, 08/01/24(A)		1,600	1,506
5.625%, 07/15/27(A)		1,875	1,833
Scripps Escrow
5.875%, 07/15/27(A)		975	858
Sinclair Television Group
5.625%, 08/01/24(A)		1,075	990
Sinclair Television Group
5.875%, 03/15/26(A)		1,050	929
Sinclair Television Group
5.125%, 02/15/27(A)		500	423
Telegraph Columbus
3.875%, 05/02/25	EUR	1,000	913

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		$2,800	$2,604
Virgin Media Finance
6.000%, 10/15/24(A)		700	676
Virgin Media Finance
5.750%, 01/15/25(A)		1,000	970
Virgin Media Secured Finance
5.500%, 08/15/26(A)		400	406
5.500%, 05/15/29(A)		900	897
Virgin Media Secured Finance
4.250%, 01/15/30	GBP	2,100	2,349
Ziggo Bond BV
6.000%, 01/15/27(A)		925	897
Ziggo Bond BV
5.125%, 02/28/30(A)		350	343
Ziggo BV
5.500%, 01/15/27(A)		1,175	1,175
Ziggo BV
4.875%, 01/15/30(A)		200	195

Total Broadcasting & Cable			55,618

Building & Construction [0.4%]
Cornerstone Building Brands
8.000%, 04/15/26(A)		1,425	1,225
Hillman Group
6.375%, 07/15/22(A)		800	621
HTA Group
9.125%, 03/08/22		1,490	1,397
InterCement Financial Operations BV
5.750%, 07/17/24		8,495	4,938
Masonite International
5.750%, 09/15/26(A)		175	171
Standard Industries
6.000%, 10/15/25(A)		1,950	1,917
Standard Industries
5.000%, 02/15/27(A)		1,475	1,342
Yuksel Insaat
9.500%, 11/10/15(D)		22,594	678

Total Building & Construction			12,289

Building-Heavy Construct [1.4%]
Andrade Gutierrez International
11.000%, 08/20/21		200	150
Andrade Gutierrez International
9.500%, 12/30/24		55,691	38,985
Odebrecht Finance
4.375%, 04/25/25(D)		500	20
Odebrecht Finance
5.250%, 06/27/29(D)		13,773	689
Odebrecht Finance
7.125%, 06/26/42(D)		11,661	466
Odebrecht Finance
7.500%, 12/14/67(D)		2,450	98

Total Building-Heavy Construct			40,408

Chemicals [0.4%]
Alpha 2 BV
8.750% cash/0% PIK, 06/01/23(A)		425	382
Alpha 3
6.250%, 02/01/25(A)		1,525	1,405
Element Solutions
5.875%, 12/01/25(A)		900	882
Fire BC
4.750%, VAR Euribor 3 Month+4.750%, 09/30/24	EUR	805	674
Hexion
7.875%, 07/15/27(A)		1,175	999
INEOS Styrolution Group GmbH
2.250%, 01/16/27	EUR	1,900	1,597
PQ
6.750%, 11/15/22(A)		950	955
PQ
5.750%, 12/15/25(A)		500	450
Starfruit Finco BV
8.000%, 10/01/26(A)		1,775	1,685
Unigel Luxembourg
8.750%, 10/01/26		2,740	1,657

Total Chemicals			10,686

Circuit Boards [0.0%]
TTM Technologies
5.625%, 10/01/25(A)		850	714

Coal Mining [0.7%]
DTEK Finance
10.750% cash/0% PIK, 12/31/24		20,662	10,077

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Eterna Capital Pte
8.000%, 12/11/22		$7,036	$3,588
Mongolian Mining
9.250%, 04/15/24		3,550	2,340
Mongolian Mining
0.000%, 10/01/68		7,787	3,177
New World Resources
8.000%, 04/07/20(D)	EUR	1,101	30
Zhongrong International Resources
7.250%, 10/26/20		4,140	1,524

Total Coal Mining			20,736

Commercial Serv-Finance [0.1%]
Refinitiv US Holdings
6.250%, 05/15/26(A)		300	310
Refinitiv US Holdings
8.250%, 11/15/26(A)		2,875	3,033
Sisal Pay
3.875%, VAR Euribor 3 Month+3.875%, 12/17/26	EUR	400	370

Total Commercial Serv-Finance			3,713

Commercial Services [0.1%]
Nielsen Finance
5.000%, 04/15/22(A)		2,325	2,143
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)		550	510

Total Commercial Services			2,653

Computer Software [0.1%]
Rackspace Hosting
8.625%, 11/15/24(A)		2,525	2,266

Computer System Design & Services [0.3%]
Banff Merger Sub
9.750%, 09/01/26(A)		975	858
Dell International
7.125%, 06/15/24(A)		3,100	3,201
HT Global IT Solutions Holdings
7.000%, 07/14/21		405	348
NCR
5.000%, 07/15/22		650	611
NCR
6.375%, 12/15/23		500	494
NCR
5.750%, 09/01/27(A)		300	273
Science Applications International
4.875%, 04/01/28(A)		75	72
Tempo Acquisition
6.750%, 06/01/25(A)		3,425	3,134

Total Computer System Design & Services			8,991

Computers-Memory Devices [0.0%]
Western Digital
4.750%, 02/15/26		550	558

Consumer Products & Services [0.1%]
Prestige Brands
6.375%, 03/01/24(A)		2,525	2,588
Prestige Brands
5.125%, 01/15/28(A)		175	173

Total Consumer Products & Services			2,761

Containers & Packaging [0.8%]
ARD Finance
6.500% cash/0% PIK, 06/30/27(A)		2,725	2,341
Ardagh Packaging Finance
6.000%, 02/15/25(A)		1,075	1,078
Ardagh Packaging Finance
5.250%, 08/15/27(A)		750	769
Berry Global
5.500%, 05/15/22		1,900	1,871
Berry Global
6.000%, 10/15/22		100	99
Berry Global Escrow
4.875%, 07/15/26(A)		900	909
Berry Global Escrow
5.625%, 07/15/27(A)		525	542
Crown Americas
4.750%, 02/01/26		650	666
Crown Americas
4.250%, 09/30/26		75	74
Flex Acquisition
6.875%, 01/15/25(A)		2,825	2,641
Flex Acquisition
7.875%, 07/15/26(A)		2,600	2,395
Graphic Packaging International
4.750%, 07/15/27(A)		300	293

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Graphic Packaging International
3.500%, 03/15/28(A)		$225	$203
Greif
6.500%, 03/01/27(A)		200	192
Guala Closures
3.500%, VAR Euribor 3 Month+3.500%, 04/15/24	EUR	250	246
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)		775	713
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)		2,800	2,226
Owens-Brockway Glass Container
5.000%, 01/15/22(A)		125	125
Owens-Brockway Glass Container
5.375%, 01/15/25(A)		975	926
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		800	760
Reynolds Group Issuer
7.000%, 07/15/24(A)		1,600	1,626
Sealed Air
4.875%, 12/01/22(A)		125	125
Sealed Air
5.125%, 12/01/24(A)		425	427
Sealed Air
4.000%, 12/01/27(A)		450	419
Silgan Holdings
4.125%, 02/01/28(A)		100	92
Trident TPI Holdings
9.250%, 08/01/24(A)		700	581
Trident TPI Holdings
6.625%, 11/01/25(A)		1,075	863
Trivium Packaging Finance BV
5.500%, 08/15/26(A)		700	696
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		1,400	1,407

Total Containers & Packaging			25,305

Data Processing/Mgmt [0.1%]
Dun & Bradstreet
6.875%, 08/15/26(A)		425	442
Dun & Bradstreet
10.250%, 02/15/27(A)		2,325	2,465
Fair Isaac
4.000%, 06/15/28(A)		150	142

Total Data Processing/Mgmt			3,049

Diagnostic Equipment [0.1%]
Avantor
6.000%, 10/01/24(A)		525	550
Avantor
9.000%, 10/01/25(A)		2,875	3,026
Ortho-Clinical Diagnostics
6.625%, 05/15/22(A)		348	329

Total Diagnostic Equipment			3,905

Disposable Medical Prod [0.0%]
Teleflex
4.875%, 06/01/26		675	668
Teleflex
4.625%, 11/15/27		125	125

Total Disposable Medical Prod			793

Distribution/Wholesale [0.2%]
American Builders & Contractors Supply
5.875%, 05/15/26(A)		1,500	1,429
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	318
Anixter
6.000%, 12/01/25		225	220
Core & Main
6.125%, 08/15/25(A)		2,100	1,953
IAA
5.500%, 06/15/27(A)		200	193
KAR Auction Services
5.125%, 06/01/25(A)		700	669
Performance Food Group
5.500%, 10/15/27(A)		850	788
Resideo Funding
6.125%, 11/01/26(A)		325	284

Total Distribution/Wholesale			5,854

Diversified Operations [0.1%]
Amsted Industries
5.625%, 07/01/27(A)		300	292

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Koppers
6.000%, 02/15/25(A)		$2,550	$2,040

Total Diversified Operations			2,332

Drugs [1.2%]
Bausch Health
5.500%, 03/01/23(A)		49	48
5.500%, 11/01/25(A)		425	429
Bausch Health
5.875%, 05/15/23(A)		145	144
Bausch Health
7.000%, 03/15/24(A)		425	433
Bausch Health
6.125%, 04/15/25(A)		3,650	3,595
Bausch Health
9.000%, 12/15/25(A)		875	923
Bausch Health
5.750%, 08/15/27(A)		275	283
Bausch Health
5.000%, 01/30/28(A)		700	663
Bausch Health
7.250%, 05/30/29(A)		575	597
Bausch Health Americas
9.250%, 04/01/26(A)		750	793
Bausch Health Americas
8.500%, 01/31/27(A)		1,050	1,097
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27	EUR	200	202
Diocle Spa
3.875%, VAR Euribor 3 Month+3.875%, 06/30/26	EUR	315	307
Endo Dac
6.000%, 07/15/23(A)		410	297
6.000%, 02/01/25(A)		2,025	1,377
Hikma Pharmaceuticals
4.250%, 04/10/20		1,600	1,564
Mallinckrodt International Finance
5.625%, 10/15/23(A)		750	185
Mallinckrodt International Finance
5.500%, 04/15/25(A)		2,575	541
Teva Pharmaceutical Finance
6.150%, 02/01/36		4,580	4,086
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25		2,885	2,874
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		17,366	16,638

Total Drugs			37,076

E-Commerce/Services [0.1%]
Go Daddy Operating
5.250%, 12/01/27(A)		650	656
Match Group
5.000%, 12/15/27(A)		1,425	1,361
Match Group
4.125%, 08/01/30(A)		1,275	1,139

Total E-Commerce/Services			3,156

Electric Utilities [1.1%]
Calpine
5.750%, 01/15/25		1,275	1,179
Calpine
5.250%, 06/01/26(A)		175	166
Calpine
4.500%, 02/15/28(A)		925	897
Calpine
5.125%, 03/15/28(A)		1,050	966
Eskom Holdings SOC
5.750%, 01/26/21		2,000	1,690
Eskom Holdings SOC
7.125%, 02/11/25		1,335	962
Generacion Mediterranea
9.625%, 07/27/23		10,294	4,324
Genneia
8.750%, 01/20/22		2,185	1,295
NRG Energy
7.250%, 05/15/26		800	838
NRG Energy
6.625%, 01/15/27		625	650
NRG Energy
5.750%, 01/15/28		200	204
NRG Energy
5.250%, 06/15/29(A)		600	618
Pampa Energia
7.375%, 07/21/23		7,605	5,105
Pampa Energia
7.500%, 01/24/27		3,565	2,405
Perusahaan Listrik Negara
5.500%, 11/22/21		1,026	1,040
Perusahaan Listrik Negara, MTN
3.375%, 02/05/30		1,800	1,638

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47		$516	$506
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48		919	1,002
Stoneway Capital
10.000%, 03/01/27		42,211	5,910
Vistra Operations
5.500%, 09/01/26(A)		700	721
Vistra Operations
5.625%, 02/15/27(A)		1,350	1,392
Vistra Operations
5.000%, 07/31/27(A)		725	736

Total Electric Utilities			34,244

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21		1,275	1,198
5.375%, 06/15/24		775	659

Total Electrical Products			1,857

Electric-Distribution [0.1%]
Comision Federal de Electricidad
4.875%, 01/15/24		922	884
Comision Federal de Electricidad
5.750%, 02/14/42		1,236	1,156

Total Electric-Distribution			2,040

Energy & Power [0.6%]
Dtek Renewables Finance BV
8.500%, 11/12/24	EUR	1,800	1,162
Enviva Partners
6.500%, 01/15/26(A)		1,900	1,853
MSU Energy
6.875%, 02/01/25		32,111	12,389
TerraForm Power Operating
4.250%, 01/31/23(A)		600	595
TerraForm Power Operating
5.000%, 01/31/28(A)		1,125	1,179
TerraForm Power Operating
4.750%, 01/15/30(A)		1,000	970

Total Energy & Power			18,148

Enterprise Software/Serv [0.2%]
Infor US
6.500%, 05/15/22		3,325	3,267
Open Text
3.875%, 02/15/28(A)		500	470
Open Text Holdings
4.125%, 02/15/30(A)		450	423
Sophia
9.000%, 09/30/23(A)		625	625

Total Enterprise Software/Serv			4,785

Entertainment & Gaming [0.4%]
Boyd Gaming
6.375%, 04/01/26		750	649
Boyd Gaming
6.000%, 08/15/26		650	559
Boyd Gaming
4.750%, 12/01/27(A)		1,100	907
Caesars Resort Collection
5.250%, 10/15/25(A)		1,325	957
Eldorado Resorts
6.000%, 04/01/25		1,450	1,305
Gamenet Group
5.125%, VAR Euribor 3 Month+5.125%, 04/27/23	EUR	243	225
Live Nation Entertainment
4.750%, 10/15/27(A)		250	223
MGM Resorts International
6.000%, 03/15/23		500	483
MGM Resorts International
5.750%, 06/15/25		640	573
MGM Resorts International
4.625%, 09/01/26		192	163
MGM Resorts International
5.500%, 04/15/27		262	238
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)		1,525	1,129
NagaCorp
9.375%, 05/21/21		500	505

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Penn National Gaming
5.625%, 01/15/27(A)		$250	$183
Stars Group Holdings BV
7.000%, 07/15/26(A)		2,350	2,209
Station Casinos
5.000%, 10/01/25(A)		1,025	854
Station Casinos
4.500%, 02/15/28(A)		1,500	1,215
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)		425	348

Total Entertainment & Gaming			12,725

Export/Import Bank [0.1%]
Development Bank of Mongolia
7.250%, 10/23/23		404	350
Export-Import Bank of India
3.375%, 08/05/26		484	463
Export-Import Bank of India, MTN
4.000%, 01/14/23		815	819
Ukreximbank Via Biz Finance
9.750%, 01/22/25		648	609

Total Export/Import Bank			2,241

Financial Services [1.8%]
Allied Universal Holdco
6.625%, 07/15/26(A)		800	786
Allied Universal Holdco
9.750%, 07/15/27(A)		3,525	3,322
Ally Financial
5.750%, 11/20/25		1,025	1,003
Arrow Global Finance
3.750%, VAR Euribor 3 Month+3.750%, 03/01/26	EUR	500	485
Astana-Finance JSC
0.000%, 12/22/24(E)		147	—
Avolon Holdings Funding
5.125%, 10/01/23(A)		150	129
Bantrab Senior Trust
9.000%, 11/14/20		3,006	2,931
Cabot Financial Luxembourg II, MTN
6.375%, VAR Euribor 3 Month+6.375%, 06/14/24	EUR	700	711
CSN Islands XI
6.750%, 01/28/28(A)		5,930	3,825
Garfunkelux Holdco 3
8.500%, 11/01/22	GBP	2,662	2,281
India Infoline Finance, MTN
5.875%, 04/20/23		3,000	1,561
Navient
5.000%, 10/26/20		675	665
5.000%, 03/15/27		750	645
Navient
5.875%, 10/25/24		1,375	1,265
Navient
6.750%, 06/25/25		600	552
6.750%, 06/15/26		200	184
Navient, MTN
6.125%, 03/25/24		425	393
Nile Delta Sukuk
4.000%, 10/31/20		20,378	15,895
NT Rig Holdco Pte
12.000%, 12/20/21		2,376	2,257
Oilflow SPV 1 DAC
12.000%, 01/13/22		7,548	6,717
Park Aerospace Holdings
5.500%, 02/15/24(A)		1,850	1,592
Power Sector Assets & Liabilities Management
7.390%, 12/02/24		1,501	1,763
Quicken Loans
5.750%, 05/01/25(A)		2,650	2,637
Quicken Loans
5.250%, 01/15/28(A)		1,250	1,222
Russian Standard
13.000% cash/0% PIK, 10/27/22(D)		—	—

Total Financial Services			52,821

Food, Beverage & Tobacco [0.7%]
B&G Foods
5.250%, 04/01/25		1,000	976
CEDC Finance International
10.000%, 12/31/22(A)		7,230	5,965
Kraft Heinz Foods
3.500%, 06/06/22		400	399
Lamb Weston Holdings
4.625%, 11/01/24(A)		375	369
Lamb Weston Holdings
4.875%, 11/01/26(A)		1,025	1,043

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
NBM US Holdings
7.000%, 05/14/26		$5,280	$4,829
NBM US Holdings
6.625%, 08/06/29		3,455	3,113
Post Holdings
5.000%, 08/15/26(A)		1,525	1,570
Post Holdings
5.750%, 03/01/27(A)		900	922
Post Holdings
5.625%, 01/15/28(A)		1,050	1,066
Post Holdings
5.500%, 12/15/29(A)		700	726
Post Holdings
4.625%, 04/15/30(A)		325	311

Total Food, Beverage & Tobacco			21,289

Food-Catering [0.1%]
Aramark Services
5.000%, 04/01/25(A)		625	592
5.000%, 02/01/28(A)		2,850	2,652

Total Food-Catering			3,244

Food-Wholesale/Distrib [0.1%]
US Foods
5.875%, 06/15/24(A)		1,625	1,480

Foreign Govenments [0.0%]
Eskom Holdings SOC, MTN
8.450%, 08/10/28		459	319

Foreign Governments [0.0%]
Wakala Global Sukuk
4.646%, 07/06/21		676	697

Gas-Distribution [0.1%]
AmeriGas Partners
5.500%, 05/20/25		375	345
AmeriGas Partners
5.875%, 08/20/26		925	886
AmeriGas Partners
5.750%, 05/20/27		925	860

Total Gas-Distribution			2,091

Gold Mining [0.0%]
AngloGold Ashanti Holdings
5.375%, 04/15/20		210	208

Hazardous Waste Disposal [0.0%]
Tervita Escrow
7.625%, 12/01/21(A)		900	630

Hotels and Motels [0.1%]
Grupo Posadas
7.875%, 06/30/22		1,545	665
Hilton Domestic Operating
4.250%, 09/01/24		475	444
Hilton Domestic Operating
5.125%, 05/01/26		900	846
Hilton Domestic Operating
4.875%, 01/15/30		375	319
Wyndham Hotels & Resorts
5.375%, 04/15/26(A)		375	326

Total Hotels and Motels			2,600

Human Resources [0.0%]
Team Health Holdings
6.375%, 02/01/25(A)		3,050	1,129

Instruments-Controls [0.0%]
Sensata Technologies
4.375%, 02/15/30(A)		225	203

Insurance [0.3%]
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		1,600	1,498
Ardonagh Midco 3
8.625%, 07/15/23(A)		475	423
HUB International
7.000%, 05/01/26(A)		5,900	5,841
USI
6.875%, 05/01/25(A)		2,625	2,441

Total Insurance			10,203

Internet Connectiv Svcs [0.1%]
United Group
4.875%, 07/01/24	EUR	1,150	1,144
United Group BV
4.125%, VAR Euribor 3 Month+4.125%, 05/15/25	EUR	1,500	1,380
United Group BV
3.250%, VAR Euribor 3 Month+3.250%, 02/15/26	EUR	400	348

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
United Group BV
3.625%, 02/15/28	EUR	800	$714

Total Internet Connectiv Svcs			3,586

Investment Banker/Broker Dealer [0.1%]
NFP
6.875%, 07/15/25(A)		$2,400	2,364
NFP
8.000%, 07/15/25(A)		325	297

Total Investment Banker/Broker Dealer			2,661

Mach Tools and Rel Products [0.0%]
Colfax
6.000%, 02/15/24(A)		250	241
Colfax
6.375%, 02/15/26(A)		200	197

Total Mach Tools and Rel Products			438

Machinery-General Indust [0.0%]
Stevens Holding
6.125%, 10/01/26(A)		425	420

Machinery-Pumps [0.0%]
Titan Acquisition
7.750%, 04/15/26(A)		900	752

Medical Information Sys [0.1%]
IQVIA
5.000%, 10/15/26(A)		1,475	1,505
5.000%, 05/15/27(A)		325	332

Total Medical Information Sys			1,837

Medical Labs and Testing Srv [0.1%]
Charles River Laboratories International
5.500%, 04/01/26(A)		325	335
Charles River Laboratories International
4.250%, 05/01/28(A)		175	168
Envision Healthcare
8.750%, 10/15/26(A)		1,400	343
MEDNAX
6.250%, 01/15/27(A)		775	622
West Street Merger Sub
6.375%, 09/01/25(A)		2,800	2,441

Total Medical Labs and Testing Srv			3,909

Medical Products & Services [0.9%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	424	319
Acadia Healthcare
5.625%, 02/15/23		775	730
Acadia Healthcare
6.500%, 03/01/24		2,000	1,945
CHS
6.250%, 03/31/23		2,300	2,183
CHS
8.625%, 01/15/24(A)		100	99
CHS
6.625%, 02/15/25(A)		375	347
CHS
8.000%, 03/15/26(A)		400	380
HCA
5.875%, 05/01/23		375	391
5.875%, 02/15/26		1,175	1,237
5.875%, 02/01/29		350	370
HCA
5.000%, 03/15/24		875	906
HCA
5.375%, 02/01/25		1,975	2,019
5.375%, 09/01/26		150	154
HCA
5.625%, 09/01/28		425	445
HCA
3.500%, 09/01/30		2,300	2,087
Hill-Rom Holdings
4.375%, 09/15/27(A)		150	148
LifePoint Health
4.375%, 02/15/27(A)		400	377
Rede D’or Finance Sarl
4.500%, 01/22/30(A)		4,460	3,892
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)		2,100	1,989
Surgery Center Holdings
6.750%, 07/01/25(A)		975	702
Tenet Healthcare
6.750%, 06/15/23		950	876
Tenet Healthcare
4.625%, 07/15/24		625	597
Tenet Healthcare
5.125%, 05/01/25		1,025	979
5.125%, 11/01/27(A)		1,725	1,643
Tenet Healthcare
7.000%, 08/01/25		750	652

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Tenet Healthcare
4.875%, 01/01/26(A)		$550	$524
Tenet Healthcare
6.250%, 02/01/27(A)		500	488

Total Medical Products & Services			26,479

Medical-HMO [0.4%]
Centene
4.750%, 01/15/25		2,875	2,882
4.750%, 01/15/25(A)		325	326
Centene
5.375%, 06/01/26(A)		950	979
5.375%, 08/15/26(A)		400	408
Centene
4.250%, 12/15/27(A)		1,075	1,053
Centene
4.625%, 12/15/29(A)		1,150	1,156
Centene
3.375%, 02/15/30(A)		250	232
MPH Acquisition Holdings
7.125%, 06/01/24(A)		3,300	2,871
Polaris Intermediate
8.500% cash/0% PIK, 12/01/22(A)		1,025	795

Total Medical-HMO			10,702

Medical-Outptnt/Home Med [0.1%]
Air Medical Group Holdings
6.375%, 05/15/23(A)		1,675	1,474

Medical-Whsle Drug Dist [0.0%]
Vizient
6.250%, 05/15/27(A)		200	195

Metal-Copper [0.6%]
First Quantum Minerals
7.250%, 04/01/23		9,130	7,743
First Quantum Minerals
6.875%, 03/01/26		8,390	6,780
Freeport-McMoRan
3.875%, 03/15/23		1,300	1,228
Freeport-McMoRan
5.000%, 09/01/27		475	441
Freeport-McMoRan
4.125%, 03/01/28		1,075	938
Freeport-McMoRan
5.250%, 09/01/29		400	377
Freeport-McMoRan
4.250%, 03/01/30		475	413
Freeport-McMoRan
5.400%, 11/14/34		1,125	1,041

Total Metal-Copper			18,961

Metal-Iron [0.9%]
Samarco Mineracao
4.125%, 11/01/22(D)		14,216	5,686
4.125%, 11/01/22(A) (D)		100	39
Samarco Mineracao
5.750%, 10/24/23(D)		35,707	13,945
Samarco Mineracao
5.375%, 09/26/24(D)		15,514	6,018

Total Metal-Iron			25,688

Metals & Mining [0.2%]
Hudbay Minerals
7.250%, 01/15/23(A)		150	130
Hudbay Minerals
7.625%, 01/15/25(A)		1,375	1,196
Indonesia Asahan Aluminium Persero
5.710%, 11/15/23		776	795
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48		676	726
TiZir
9.500%, 07/19/22(A)		16	15
Vedanta Resources
8.250%, 06/07/21		7,297	3,350

Total Metals & Mining			6,212

Miscellaneous Business Services [0.2%]
Garda World Security
4.625%, 02/15/27(A)		625	560
GW B-CR Security
9.500%, 11/01/27(A)		2,693	2,407
Terrier Media Buyer
8.875%, 12/15/27(A)		2,475	2,091

Total Miscellaneous Business Services			5,058

Miscellaneous Manufacturing [0.2%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,471	1,298

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Hilong Holding
7.250%, 06/22/20		$5,550	$5,003

Total Miscellaneous Manufacturing			6,301

Motion Pictures and Services [0.0%]
Banijay Entertainment SASU
3.500%, 03/01/25	EUR	400	397

Multi-line Insurance [0.0%]
Acrisure
8.125%, 02/15/24(A)		575	560
Acrisure
7.000%, 11/15/25(A)		875	753

Total Multi-line Insurance			1,313

Non-Ferrous Metals [0.2%]
Nacional del Cobre de Chile
4.250%, 07/17/42		601	578
Nacional del Cobre de Chile
5.625%, 10/18/43		1,322	1,453
Nacional del Cobre de Chile
4.875%, 11/04/44		1,681	1,721
Nacional del Cobre de Chile
4.500%, 08/01/47		840	824
Nacional del Cobre de Chile
4.375%, 02/05/49		975	943

Total Non-Ferrous Metals			5,519

Office Automation and Equipment [0.1%]
CDW
5.500%, 12/01/24		575	599
CDW
5.000%, 09/01/25		375	387
CDW
4.250%, 04/01/28		450	452

Total Office Automation and Equipment			1,438

Oil-Field Services [0.1%]
Archrock Partners
6.875%, 04/01/27(A)		1,475	1,047
Archrock Partners
6.250%, 04/01/28(A)		850	587
SESI
7.125%, 12/15/21		625	116
SESI
7.750%, 09/15/24		1,375	340
USA Compression Partners
6.875%, 04/01/26		1,850	1,156
6.875%, 09/01/27		1,000	620

Total Oil-Field Services			3,866

Paper & Related Products [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)		1,850	1,684
Eldorado International Finance GmbH
8.625%, 06/16/21		440	377
Fabric BC
3.728%, VAR Euribor 3 Month+4.125%, 08/31/26	EUR	200	179
WEPA Hygieneprodukte GmbH
2.875%, 12/15/27	EUR	400	401

Total Paper & Related Products			2,641

Petroleum & Fuel Products [8.8%]
ADES International Holding
8.625%, 04/24/24		6,065	4,761
Antero Midstream Partners
5.375%, 09/15/24		1,300	903
Antero Midstream Partners
5.750%, 03/01/27(A)		2,000	1,280
5.750%, 01/15/28(A)		1,150	736
Antero Resources
5.625%, 06/01/23		1,325	530
Antero Resources
5.000%, 03/01/25		350	129
Ascent Resources Utica Holdings
10.000%, 04/01/22(A)		375	219
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		450	125
Berry Petroleum
7.000%, 02/15/26(A)		550	220
Buckeye Partners
4.125%, 03/01/25(A)		650	548
Buckeye Partners
4.500%, 03/01/28(A)		900	738

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Callon Petroleum
6.125%, 10/01/24	$1,155	$205
Callon Petroleum
6.375%, 07/01/26	175	29
Carrizo Oil & Gas
6.250%, 04/15/23	575	137
Carrizo Oil & Gas
8.250%, 07/15/25	325	52
Centennial Resource Production
6.875%, 04/01/27(A)	750	184
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	700	587
Cheniere Corpus Christi Holdings
5.125%, 06/30/27	275	244
Cheniere Energy Partners
5.250%, 10/01/25	1,550	1,426
Cheniere Energy Partners
5.625%, 10/01/26	100	92
Cheniere Energy Partners
4.500%, 10/01/29(A)	575	500
Chesapeake Energy
7.000%, 10/01/24	575	43
Chesapeake Energy
11.500%, 01/01/25(A)	1,150	196
CNX Midstream Partners
6.500%, 03/15/26(A)	1,975	1,363
Constellation Oil
10.000%, 11/09/24	36,809	11,043
CrownRock
5.625%, 10/15/25(A)	2,050	1,066
DNO
8.750%, 06/18/20(A)	2,800	2,604
8.750%, 05/31/23(A)	7,700	4,620
DNO
8.375%, 05/29/24(A)	6,135	3,405
Empresa Nacional del Petroleo
3.750%, 08/05/26	630	592
Empresa Nacional del Petroleo
4.500%, 09/14/47	1,186	945
Endeavor Energy Resources
5.750%, 01/30/28(A)	275	187
EP Energy
8.000%, 11/29/24(A) (D)	925	19
EQM Midstream Partners
4.750%, 07/15/23	725	525
EQM Midstream Partners
5.500%, 07/15/28	550	305
Equities
6.125%, 02/01/25	650	501
Frontera Energy
9.700%, 06/25/23	9,285	6,021
Gulf Keystone Petroleum
10.000%, 07/25/23(A)	100	77
Gulfport Energy
6.000%, 10/15/24	300	73
Gulfport Energy
6.375%, 05/15/25	675	164
6.375%, 01/15/26	225	44
Hess Midstream Operations
5.125%, 06/15/28(A)	600	422
HKN Energy
11.000%, 03/06/24	21,200	11,660
Holly Energy Partners
5.000%, 02/01/28(A)	500	419
Jagged Peak Energy
5.875%, 05/01/26	500	374
KazMunayGas National JSC
5.375%, 04/24/30	1,189	1,176
KazMunayGas National JSC
6.375%, 10/24/48	706	702
Latina Offshore
8.875%, 10/15/22(A)	25,477	15,286
Medco Oak Tree Pte
7.375%, 05/14/26	2,115	1,345
MPLX
6.250%, 10/15/22(A)	362	326
Nabors Industries
7.250%, 01/15/26(A)	175	60
Nabors Industries
7.500%, 01/15/28(A)	175	56
Nostrum Oil & Gas Finance
8.000%, 07/25/22	8,333	2,168
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	25,009	6,257
NT Rig Holdco PTE
7.500%, 12/20/21	25,338	18,339
NuStar Logistics
6.000%, 06/01/26	400	296
NuStar Logistics
5.625%, 04/28/27	1,650	1,269
Oasis Petroleum
6.875%, 03/15/22	865	171

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
6.875%, 01/15/23		$175	$36
Oasis Petroleum
6.250%, 05/01/26(A)		650	104
Odebrecht Drilling Norbe VIII
7.350% cash/0% PIK, 12/01/26		7,605	2,434
Odebrecht Offshore Drilling Finance
7.720% cash/0% PIK, 12/01/26		3,407	341
Offshore Drilling Holding
8.375%, 09/20/20		38,575	9,066
Oil and Gas Holding BSCC
7.625%, 11/07/24		621	562
Oil and Gas Holding BSCC
8.375%, 11/07/28		977	867
Oro Negro Drilling Pte
0.000%,(B) (E)		3,538	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (D)		23,137	3,124
Pan American Energy
7.875%, 05/07/21		3,329	2,917
Parsley Energy
5.375%, 01/15/25(A)		550	425
Parsley Energy
5.250%, 08/15/25(A)		275	209
Parsley Energy
5.625%, 10/15/27(A)		375	264
PDC Energy
6.125%, 09/15/24		450	240
PDC Energy
5.750%, 05/15/26		500	280
Pertamina Persero
6.000%, 05/03/42		416	443
Pertamina Persero, MTN
6.500%, 11/07/48		583	647
Pertamina Persero, MTN
4.175%, 01/21/50		1,371	1,176
Petroamazonas EP
4.625%, 11/06/20		2,246	2,206
Petrobras Global Finance
6.875%, 01/20/40		15,275	15,070
Petrobras Global Finance
6.850%, 06/05/15		27,133	25,920
Petrobras Global Finance BV
6.625%, 01/16/34	GBP	3,000	3,428
Petroleos de Venezuela
8.500%, 10/27/20(D)		10,470	1,688
Petroleos de Venezuela
9.750%, 05/17/35(D)		8,689	608
Petroleos del Peru
5.625%, 06/19/47		668	609
Petroleos Mexicanos
5.500%, 01/21/21		20	19
5.500%, 02/24/25	EUR	1,537	1,447
Petroleos Mexicanos
4.750%, 02/26/29	EUR	4,000	3,044
Petroleos Mexicanos
5.625%, 01/23/46		2,592	1,635
Petroleos Mexicanos
6.350%, 02/12/48		1,341	852
Petroleos Mexicanos
7.690%, 01/23/50		2,561	1,794
Petroleos Mexicanos
6.950%, 01/28/60(A)		1,388	946
Petroleos Mexicanos, MTN
6.750%, 09/21/47		4,693	3,105
Petronas Capital
7.875%, 05/22/22		379	426
Precision Drilling
7.750%, 12/15/23		775	310
Precision Drilling
7.125%, 01/15/26(A)		200	66
QEP Resources
5.250%, 05/01/23		550	203
QEP Resources
5.625%, 03/01/26		350	128
Range Resources
5.000%, 03/15/23		250	182
Range Resources
4.875%, 05/15/25		847	504
Range Resources
9.250%, 02/01/26(A)		350	210
ShaMaran Petroleum
12.000%, 07/05/23(A)		18,868	9,434
Shelf Drilling Holdings
8.250%, 02/15/25(A)		850	406
Sinopec Group Overseas Development 2012
4.875%, 05/17/42		744	934
SM Energy
5.000%, 01/15/24		300	99
SM Energy
5.625%, 06/01/25		375	102
SM Energy
6.750%, 09/15/26		350	105

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
SM Energy
6.625%, 01/15/27	$300	$88
Southern Gas Corridor CJSC
6.875%, 03/24/26	2,237	2,294
Southwestern Energy
7.750%, 10/01/27	375	247
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	1,364	1,367
Summit Midstream Holdings
5.500%, 08/15/22	1,200	216
Summit Midstream Holdings
5.750%, 04/15/25	1,275	140
Sunoco
5.500%, 02/15/26	325	281
Sunoco
5.875%, 03/15/28	325	270
Targa Resources Partners
5.250%, 05/01/23	500	430
Targa Resources Partners
5.125%, 02/01/25	225	192
Targa Resources Partners
5.875%, 04/15/26	825	685
Targa Resources Partners
5.375%, 02/01/27	1,075	885
Targa Resources Partners
6.500%, 07/15/27	150	128
Targa Resources Partners
5.000%, 01/15/28	1,875	1,511
Targa Resources Partners
5.500%, 03/01/30(A)	1,475	1,139
TransMontaigne Partners
6.125%, 02/15/26	700	560
Tullow Oil
6.250%, 04/15/22	5,600	1,386
Tullow Oil
7.000%, 03/01/25	49,505	12,376
Ultra Resources
7.125%, 04/15/25(A)	400	8
Western Midstream Operating
4.050%, 02/01/30	275	120
Whiting Petroleum
6.250%, 04/01/23(D)	800	60
Whiting Petroleum
6.625%, 01/15/26(D)	450	30
WPX Energy
5.250%, 09/15/24	700	427
5.250%, 10/15/27	325	179
WPX Energy
4.500%, 01/15/30	350	190
YPF
8.500%, 03/23/21	36,049	24,341
8.500%, 07/28/25	3,130	1,642
YPF
8.750%, 04/04/24	8,600	4,913

Total Petroleum & Fuel Products		262,484

Precious Metals [0.0%]
Coeur Mining
5.875%, 06/01/24	1,050	945

Printing & Publishing [0.0%]
Lamar Media
3.750%, 02/15/28(A)	450	422

Property/Casualty Ins [0.2%]
AmWINS Group
7.750%, 07/01/26(A)	2,375	2,327
AssuredPartners
7.000%, 08/15/25(A)	1,825	1,643
GTCR AP Finance
8.000%, 05/15/27(A)	925	851

Total Property/Casualty Ins		4,821

Publishing-Newspapers [0.1%]
TEGNA
5.500%, 09/15/24(A)	100	95
TEGNA
4.625%, 03/15/28(A)	775	681
TEGNA
5.000%, 09/15/29(A)	1,425	1,287

Total Publishing-Newspapers		2,063

Quarrying [0.1%]
Compass Minerals International
4.875%, 07/15/24(A)	1,200	1,128
Compass Minerals International
6.750%, 12/01/27(A)	1,000	903

Total Quarrying		2,031

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Radio [0.2%]
Cumulus Media New Holdings
6.750%, 07/01/26(A)		$625	$559
Entercom Media
7.250%, 11/01/24(A)		1,025	856
Entercom Media
6.500%, 05/01/27(A)		1,150	998
Sirius XM Radio
4.625%, 05/15/23(A)		400	396
4.625%, 07/15/24(A)		725	736
Sirius XM Radio
5.375%, 04/15/25(A)		2,325	2,348
5.375%, 07/15/26(A)		525	535
Sirius XM Radio
5.500%, 07/01/29(A)		350	357

Total Radio			6,785

Real Estate Investment Trusts [0.1%]
MGM Growth Properties Operating Partnership
5.625%, 05/01/24		425	408
MGM Growth Properties Operating Partnership
4.500%, 09/01/26		875	726
Ryman Hospitality Properties
4.750%, 10/15/27(A)		450	337
VICI Properties
3.500%, 02/15/25(A)		75	70
VICI Properties
4.250%, 12/01/26(A)		450	413
VICI Properties
3.750%, 02/15/27(A)		100	94
VICI Properties
4.625%, 12/01/29(A)		350	320
VICI Properties
4.125%, 08/15/30(A)		75	70

Total Real Estate Investment Trusts			2,438

Real Estate Oper/Develop [2.1%]
Alam Synergy Pte
11.500%, 04/22/21		22,500	17,887
CFLD Cayman Investment
8.600%, 04/08/24		6,530	5,322
China Evergrande Group
7.500%, 06/28/23		7,940	5,677
China Evergrande Group
9.500%, 03/29/24		2,835	2,037
China Evergrande Group
8.750%, 06/28/25		6,760	4,766
Fantasia Holdings Group
12.250%, 10/18/22		2,300	1,909
Fantasia Holdings Group
10.875%, 01/09/23		2,605	2,045
Global Prime Capital Pte
7.250%, 04/26/21		200	179
Haya Finance 2017
5.125%, VAR Euribor 3 Month+5.125%, 11/15/22	EUR	450	321
Haya Finance 2017
5.250%, 11/15/22	EUR	1,845	1,331
IRSA Propiedades Comerciales
8.750%, 03/23/23		3,020	2,208
Kaisa Group Holdings
8.500%, 06/30/22		4,411	3,650
Kaisa Group Holdings
10.875%, 07/23/23		1,340	1,089
Kaisa Group Holdings
9.375%, 06/30/24		5,805	4,499
Ronshine China Holdings
8.750%, 10/25/22		2,330	2,196
Sinochem Overseas Capital
4.500%, 11/12/20		1,190	1,188
Sinochem Overseas Capital
6.300%, 11/12/40		290	418
Zhenro Properties Group
9.800%, 08/20/21		2,755	2,672
Zhenro Properties Group
8.650%, 01/21/23		1,403	1,176
Zhenro Properties Group
9.150%, 05/06/23		2,380	2,002

Total Real Estate Oper/Develop			62,572

Regional Banks-Non US [0.0%]
Banco del Estado de Chile, MTN
3.875%, 02/08/22		562	560

Research and Development [0.2%]
Jaguar Holding II
6.375%, 08/01/23(A)		4,475	4,553

Resorts/Theme Parks [0.1%]
Six Flags Entertainment
5.500%, 04/15/27(A)		1,750	1,474

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Restaurants [0.0%]
Performance Food Group
5.500%, 06/01/24(A)		$650	$605

Retail [0.6%]
1011778 BC ULC
4.250%, 05/15/24(A)		375	374
1011778 BC ULC
5.000%, 10/15/25(A)		3,350	3,199
1011778 BC ULC
4.375%, 01/15/28(A)		1,175	1,086
Albertsons
3.500%, 02/15/23(A)		300	296
Albertsons
6.625%, 06/15/24		750	761
Albertsons
5.750%, 03/15/25		1,750	1,768
Albertsons
7.500%, 03/15/26(A)		525	566
Albertsons
5.875%, 02/15/28(A)		300	305
Albertsons
4.875%, 02/15/30(A)		375	374
eG Global Finance
6.250%, 10/30/25	EUR	1,200	1,052
Ferrellgas
6.500%, 05/01/21		300	262
Ferrellgas
6.750%, 01/15/22		775	663
6.750%, 06/15/23		500	427
Grupo Famsa
9.750%, 12/15/24(A)		799	525
KFC Holding
5.000%, 06/01/24(A)		325	318
KFC Holding
5.250%, 06/01/26(A)		625	624
KFC Holding
4.750%, 06/01/27(A)		975	917
LSF10 Wolverine Investments SCA
5.000%, 03/15/24	EUR	500	469
Michaels Stores
8.000%, 07/15/27(A)		875	647
Party City Holdings
6.125%, 08/15/23(A)		1,325	305
Party City Holdings
6.625%, 08/01/26(A)		1,100	110
Suburban Propane Partners
5.500%, 06/01/24		725	682
Suburban Propane Partners
5.750%, 03/01/25		850	786
Suburban Propane Partners
5.875%, 03/01/27		1,100	1,013
Yum! Brands
4.750%, 01/15/30(A)		350	329

Total Retail			17,858

Rubber & Plastic [0.1%]
Goodyear Tire & Rubber
5.000%, 05/31/26		675	623
Goodyear Tire & Rubber
4.875%, 03/15/27		1,025	940

Total Rubber & Plastic			1,563

Rubber/Plastic Products [0.1%]
Gates Global
6.250%, 01/15/26(A)		1,975	1,748

Semi-Conductors [0.1%]
Entegris
4.625%, 02/10/26(A)		575	546
Qorvo
4.375%, 10/15/29(A)		625	581
Sensata Technologies
5.000%, 10/01/25(A)		75	71
Sensata Technologies UK Financing
6.250%, 02/15/26(A)		725	711
Tunghsu Venus Holdings
7.000%, 06/12/20		4,275	1,572

Total Semi-Conductors			3,481

Software Tools [0.1%]
RP Crown Parent
7.375%, 10/15/24(A)		1,850	1,763

Special Purpose Banks [0.1%]
Amber Circle Funding
3.250%, 12/04/22		1,531	1,610

Steel & Steel Works [0.5%]
CSN Resources
6.500%, 07/21/20		1	1
CSN Resources
7.625%, 04/17/26		3,025	1,987
Metinvest BV
5.625%, 06/17/25	EUR	6,200	4,589
Metinvest BV
8.500%, 04/23/26		5,718	4,068

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Metinvest BV
7.750%, 10/17/29		$6,891	$4,633
Steel Dynamics
5.500%, 10/01/24		550	534

Total Steel & Steel Works			15,812

Telephones & Telecommunications [3.8%]
Altice France
7.375%, 05/01/26(A)		3,625	3,598
Altice France
8.125%, 02/01/27(A)		225	235
Digicel
6.000%, 04/15/21		5,850	3,203
Digicel Group One
8.250%, 12/30/22		5,839	2,890
Digicel Group Two
8.250%, 09/30/22		5,482	959
Digicel Group Two
9.125%, 04/01/24		4,820	723
Intelsat Jackson Holdings
5.500%, 08/01/23		725	475
Intelsat Jackson Holdings
8.000%, 02/15/24(A)		300	290
Intelsat Jackson Holdings
8.500%, 10/15/24(A)		875	551
Intelsat Jackson Holdings
9.750%, 07/15/25(A)		525	346
Liquid Telecommunications Financing
8.500%, 07/13/22		5,820	4,536
Matterhorn Telecom
3.125%, 09/15/26	EUR	900	874
Maxcom Telecomunicaciones
8.000%, 10/25/24		4,950	3,465
Maxcom Telecomunicaciones
15.000%, 10/25/68		1,741	35
Oi
10.000% cash/0% PIK, 07/27/25		79,045	54,062
Sprint
7.875%, 09/15/23		1,425	1,564
Sprint
7.125%, 06/15/24		425	467
Sprint
7.625%, 02/15/25		1,250	1,381
7.625%, 03/01/26		800	905
Sprint Capital
6.875%, 11/15/28		1,675	1,913
Telecom Argentina
6.500%, 06/15/21		16,989	14,308
6.500%, 06/15/21(A)		8,706	7,324
T-Mobile USA
6.000%, 03/01/23		625	628
6.000%, 04/15/24		550	561
T-Mobile USA
6.500%, 01/15/24		1,200	1,218
6.500%, 01/15/26		400	420
T-Mobile USA
6.375%, 03/01/25		750	766
T-Mobile USA
4.500%, 02/01/26		700	716
T-Mobile USA
4.750%, 02/01/28		325	339
VF Ukraine PAT via VFU Funding
6.200%, 02/11/25(A)		4,190	3,520

Total Telephones & Telecommunications			112,272

Textile-Products [0.2%]
Prime Bloom Holdings
6.950%, 07/05/22		16,500	7,343

Transportation Services [0.2%]
Georgian Railway JSC
7.750%, 07/11/22		636	635
Global Liman Isletmeleri
8.125%, 11/14/21		3,000	1,470
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42		1,018	1,064
KOC Holding
3.500%, 04/24/20		510	507
Sabre GLBL
5.375%, 04/15/23(A)		325	297
SCF Capital
5.375%, 06/16/23		1,182	1,190
Stena International
6.125%, 02/01/25(A)		750	630
Ukraine Railways via Shortline
9.875%, 09/15/21		531	501
Viking Cruises
6.250%, 05/15/25(A)		500	320
Viking Cruises
5.875%, 09/15/27(A)		75	44

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
VOC Escrow
5.000%, 02/15/28(A)	$500	$366

Total Transportation Services		7,024

Water [0.0%]
Cia de Saneamento Basico do Estado de Sao Paulo
6.250%, 12/16/20	400	396

Total Corporate Bonds
Cost ($1,575,472)		1,162,401

Loan Participations [25.6%](F)
Aerospace [0.8%]
Aernova Aerospace, Term Loan, 1st Lien
3.000%, 01/29/27	796	676
3.000%, 01/29/27(G)	204	173
AI Convoy (Luxembourg) S.a r.l., Facility B (USD), 1st Lien
5.340%, VAR LIBOR+3.500%, 01/18/27	1,110	982
American Airlines Inc Term Loan B (2018)
2.709%, VAR LIBOR+1.750%, 06/27/25	280	221
American Airlines, Inc., 2017 Class B Term Loan, 1st Lien
2.705%, VAR LIBOR+2.000%, 12/15/23	1,607	1,262
American Airlines, Inc., 2017 Class B Term Loans, 1st Lien
2.941%, VAR LIBOR+2.000%, 04/28/23	3,652	2,949
American Airlines, Inc., 2020 Term Loan, 1st Lien
2.691%, VAR LIBOR+1.750%, 01/29/27	4,500	3,645
Amwins 5/16 Cov-Lite Lien 1
2.500%, 10/06/23	997	917
Ducommun Incorporated, Term B Loan, 1st Lien
4.959%, VAR LIBOR+4.000%, 11/21/25	1,280	1,088
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
4.950%, VAR LIBOR+3.500%, 04/06/26	988	782
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
4.950%, VAR LIBOR+3.500%, 04/06/26	531	420
MB Aerospace Term Loan
4.500%, VAR LIBOR+3.500%, 12/13/24	683	512
Science Applications International Corp (SAIC) Term Loan B (2018)
2.864%, VAR LIBOR+1.750%, 11/05/25	1,779	1,658
TransDigm Inc., Tranche E Refinancing Term Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 05/30/25	2,352	2,135
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 12/09/25	4,813	4,368
TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 08/22/24	183	170
WP CPP Holdings, Second Lien (2018)
9.530%, VAR LIBOR+7.750%, 04/24/26	405	266

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
WP CPP Holdings, Term B Loan
5.360%, VAR LIBOR+3.750%, 04/30/25		$3,098	$2,323

Total Aerospace			24,547

Automobile [0.0%]
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
4.270%, VAR LIBOR+2.500%, 10/30/26		530	498
Speedster BidCo GmbH, Euro Term Loan, 2nd Lien
0.000%, VAR Euribor+6.250%, 03/31/28(G)		1,000	849

Total Automobile			1,347

Automotive [0.4%]
Abra Auto Body, Term Loan, 1st Lien
4.072%, 02/05/26		930	828
Adient US LLC, Initial Term Loan, 1st Lien
5.450%, VAR LIBOR+4.000%, 05/06/24		2,415	2,089
Apcoa Parking, Term Loan, 1st Lien
0.000%, 03/20/24(G)		1,000	830
APCOA Term Loan B
3.750%, VAR Euribor+3.750%, 03/08/24	EUR	2,000	1,660
Autokiniton US Holdings (L&W) Incremental Term Loan B
6.739%, 05/22/25		875	700
Autokiniton US Holdings (L&W), Term Loan B
7.364%, VAR LIBOR+4.000%, 05/17/25		432	346
BCA Marketplace Term Loan B1
5.457%, 09/24/26	GBP	1,000	1,049
Dana Term Loan B
3.240%, 02/27/26		570	518
Dealer Tire, LLC, Term B-1 Loan, 1st Lien
5.239%, VAR LIBOR+4.250%, 12/12/25		500	405
Holley Purchaser, Inc., Initial Term Loan, 1st Lien
6.777%, VAR LIBOR+5.000%, 10/24/25		351	285
Power Solutions Term Loan B
3.750%, 04/30/26	EUR	3,000	2,869

Total Automotive			11,579

Beverage, Food and Tobacco [0.2%]
Biscuit International, Term Loan, 1st Lien
0.000%, 02/05/27(G)		1,000	853
Froneri International Limited, Facility B1, 1st Lien
2.625%, VAR Euribor+2.625%, 01/29/27		2,000	2,081
Froneri International Limited, Facility B2, 1st Lien
3.239%, VAR LIBOR+2.250%, 01/29/27		855	810
Refresco (GBP) Term Loan B
4.756%, VAR LIBOR+4.000%, 12/13/24	GBP	1,000	1,151

Total Beverage, Food and Tobacco			4,895

Broadcast radio and television [0.0%]
NEP Europe Finco B.V. (EUR) Term Loan
3.500%, VAR Euribor+3.500%, 10/03/25	EUR	990	670

Broadcasting [0.7%]
Block Communications, Inc., Term Loan, 1st Lien
3.877%, 02/11/27		1,100	1,078

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Diamond Sports Group, LLC, Term Loan, 1st Lien
4.180%, VAR LIBOR+3.250%, 08/24/26		$1,995	$1,536
Entercom Media Corp., Term B-2 Loan, 1st Lien
4.103%, VAR LIBOR+2.500%, 11/18/24		1,064	958
Gray Television, Inc., Term B-2 Loan, 1st Lien
3.765%, VAR LIBOR+2.250%, 02/07/24		950	886
Gray Television, Inc., Term C Loan, 1st Lien
4.015%, VAR LIBOR+2.500%, 01/02/26		1,588	1,470
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 05/01/26		5,000	4,188
LCPR Loan Financing LLC, Initial Term Loan, 1st Lien
5.705%, VAR LIBOR+5.000%, 10/15/26		2,805	2,570
Nexstar Broadcasting Inc Term Loan A4 - Nexstar
3.331%, VAR LIBOR+1.750%, 10/20/23		865	796
Nexstar Broadcasting Inc Term Loan A4 - Shield
3.331%, 10/20/23		25	23
Nexstar Broadcasting Inc Term Loan B3 (2018) Mission
3.831%, VAR LIBOR+2.250%, 01/17/24		595	553
Nexstar Broadcasting Inc Term Loan B3 (2018) Nexstar
3.191%, VAR LIBOR+2.250%, 01/17/24		2,308	2,146
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
4.331%, VAR LIBOR+2.750%, 09/18/26		2,257	2,093
Quincy Newspapers Term Loan B
5.250%, VAR LIBOR+3.000%, 10/19/22		314	289
Sinclair Broadcasting Group Term Loan B-2
2.250%, 01/31/24		1,800	1,710
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
3.210%, VAR LIBOR+2.500%, 09/30/26		1,995	1,875

Total Broadcasting			22,171

Broadcasting and Entertainment [0.6%]
Dorna Sports, S.L., B2€ Term Loan Facility, 1st Lien
2.750%, VAR Euribor+2.750%, 05/03/24	EUR	1,801	1,744
Technicolor S.A., Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 12/06/23	EUR	4,500	3,226
Tele Columbus AG, Facility A2, 1st Lien
3.000%, VAR Euribor+3.000%, 10/15/24	EUR	1,248	1,082
Vue International Bidco plc (fka Vougeot Bidco p.l.c.), Facility B1, 1st Lien
4.750%, VAR Euribor+4.250%, 07/03/26	EUR	1,271	993
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
3.205%, VAR LIBOR+2.500%, 04/30/28		12,725	11,961

Total Broadcasting and Entertainment			19,006

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Building and Development [0.1%]
Foncia Senior Facility B3
3.250%, VAR Euribor+3.250%, 07/28/23	EUR	1,482	$1,344
Stella Facility B
3.750%, 01/30/26	EUR	1,000	879

Total Building and Development			2,223

Business equipment and services [0.9%]
AI Avocado B.V., Facility B3 (EUR), 1st Lien
4.500%, VAR Euribor+4.500%, 09/18/23	EUR	2,988	2,471
AVS Group GmbH Term Loan
3.750%, 07/17/26	EUR	1,000	880
Civica Term Loan
5.542%, 10/10/24	GBP	2,000	2,062
Colour Bidco (NGA UK) Term Loan B
6.101%, VAR LIBOR+5.250%, 11/22/24	GBP	1,500	1,192
Everest Bidco SAS, Facility B, 1st Lien
4.000%, VAR Euribor+3.750%, 07/04/25	EUR	1,000	717
Exact Software Term Loan B
3.750%, 04/10/26	EUR	1,000	973
First Names Group Term Loan B (EUR)
3.750%, VAR Euribor+3.750%, 03/07/25	EUR	2,000	1,897
INFOR (FKA LAWSON) Euro Tranche B-2 Term Loan
3.250%, VAR Euribor+2.250%, 02/01/22	EUR	1,948	2,019
LGC Facility B4
3.250%, VAR Euribor+3.250%, 03/08/23	EUR	1,285	1,205
LGC Limited Term Loan, 1st Lien
0.000%, 01/22/27(G)		$1,000	926
LGC Term Loan B5
4.000%, 03/08/23	EUR	1,000	1,103
PlusServer Covenant-Lite Term Loan
3.750%, VAR Euribor+3.750%, 09/13/24	EUR	1,000	393
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	1,037
QA Term Loan
5.673%, VAR LIBOR+4.750%, 07/26/24	GBP	3,000	2,869
Trescal Term Loan B
3.250%, VAR Euribor+3.250%, 03/14/25	EUR	1,000	938
Universidad Europea Facility B
3.750%, 02/25/26	EUR	2,000	1,897
Verisure Term Loan B
3.500%, VAR Euribor+3.500%, 10/21/22	EUR	2,500	2,599
ZPG (aka Zoopla) Term Loan B
5.210%, VAR LIBOR+4.750%, 06/06/25	GBP	2,000	2,037
3.500%, VAR Euribor+3.750%, 06/06/25	EUR	1,000	912

Total Business equipment and services			28,127

Cable & satellite television [0.2%]
DeltaFiber (Gamma Infrastructure III B.V.) Term Loan B
3.500%, 01/09/25	EUR	2,595	2,433
SFR (Numericable) Term Loan B-11 (EUR)
3.000%, VAR Euribor+3.000%, 06/22/25	EUR	2,431	2,470

Total Cable & satellite television			4,903

Cable/Wireless Video [1.3%]
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
3.674%, VAR LIBOR+2.750%, 01/31/26		$4,175	3,789

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Altice Financing Term Loan B (2017)
4.412%, VAR LIBOR+2.750%, 07/15/25		$2,135	$1,932
Charter Communications Operating Llc Lien1
2.740%, 04/30/25		8,275	7,920
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
2.740%, VAR LIBOR+1.750%, 02/01/27		2,985	2,853
Cogeco Communications (USA) II LP, Term B Loan, 1st Lien
2.989%, VAR LIBOR+2.000%, 01/03/25		2,296	2,128
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 01/31/28		4,380	4,079
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
2.862%, VAR LIBOR+2.250%, 07/17/25		3,429	3,264
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
3.112%, VAR LIBOR+2.500%, 04/15/27		788	752
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.682%, VAR LIBOR+3.750%, 11/27/23		1,550	1,412
Mediacom LLC, Term Loan N
2.370%, VAR LIBOR+1.750%, 02/15/24		754	724
Radiate HoldCo, LLC, Closing Date Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 02/01/24		1,051	964
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
2.705%, VAR LIBOR+2.000%, 04/30/28		3,000	2,733
UPC Financing Partnership, Facility AT, 1st Lien
2.955%, VAR LIBOR+2.250%, 04/30/28		2,940	2,668
Virgin Media Bristol LLC, N Facility, 1st Lien
3.205%, VAR LIBOR+2.500%, 01/31/28		5,070	4,664

Total Cable/Wireless Video			39,882

Cargo Transport [0.1%]
Akita Bidco S.a r.l., Facility B3, 1st Lien
3.500%, VAR Euribor+3.500%, 11/10/25		1,000	885
Boluda Towage, S.L., Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 07/30/26	EUR	1,000	937
Silk Bidco AS, Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 02/24/25	EUR	2,500	1,792

Total Cargo Transport			3,614

Chemicals [1.6%]
Ascend Performance Materials Operations LLC, Initial Term Loan, 1st Lien
6.700%, VAR LIBOR+5.250%, 08/27/26		428	359
ASP Chromaflo Intermediate Holdings Second Lien
9.000%, VAR LIBOR+8.000%, 11/18/24		54	42

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien
3.200%, VAR LIBOR+1.750%, 06/01/24	$810	$758
Berry Global, Inc., Term Y Loan, 1st Lien
2.863%, VAR LIBOR+2.000%, 07/01/26	2,978	2,814
Consolidated Energy Limited Term Loan B
3.205%, VAR LIBOR+2.500%, 05/07/25	1,863	1,304
Cyanco Intermediate 2 Corp., Initial Term Loan, 1st Lien
4.489%, VAR LIBOR+3.500%, 03/16/25	297	249
Emerald Performance Materials, LLC Second Lien
8.750%, VAR LIBOR+7.750%, 08/01/22	1,655	1,324
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 07/30/21	416	352
Ferro Corp, Term Loan B-1
3.700%, VAR LIBOR+2.250%, 02/14/24	2,958	2,535
Ferro Corp, Term Loan B-2
3.700%, VAR LIBOR+2.250%, 02/14/24	845	724
Ferro Corp, Term Loan B-3
3.700%, VAR LIBOR+2.250%, 02/14/24	827	709
Gemini HDPE LLC Term Loan B
4.280%, VAR LIBOR+2.500%, 07/24/21	1,729	1,504
HB Fuller Term Loan B
2.773%, VAR LIBOR+2.000%, 10/20/24	3,547	3,057
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
5.113%, VAR LIBOR+3.500%, 08/28/26	3,459	3,033
Ineos Group Holdings PLC Term Loan B
2.989%, VAR LIBOR+2.000%, 04/01/24	8,085	7,367
Messer Industries Term Loan B
3.950%, 03/02/26	1,146	1,013
Minerals Technologies Inc. Term Loan B (2017)
4.190%, VAR LIBOR+2.250%, 02/14/24	2,086	1,878
Minerals Technologies Inc. Term Loan B-2 - Fixed TL
4.750%, VAR LIBOR+4.750%, 05/09/21	2,777	2,499
Momentive Performance Term Loan B
4.240%, 05/15/24	2,367	1,902
New Arclin U.S. Holding Corp., Replacement Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 02/14/24	714	604
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.863%, VAR LIBOR+3.000%, 10/01/25	4,163	3,705
PQ Corporation Term Loan B
4.277%, VAR LIBOR+2.500%, 02/07/27	2,570	2,358
Styrolution, Term Loan, 1st Lien
3.450%, 01/22/27	825	728

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Trinseo Materials Operating S.C.A (fka Styron), 2018 Refinancing Term Loans
2.989%, VAR LIBOR+2.000%, 09/06/24		$765	$629
Tronox Finance LLC, Initial Dollar Term Loan, 1st Lien
4.200%, VAR LIBOR+2.750%, 09/23/24		4,198	3,655
Univar Solutions USA Inc., Term B-3 Loan, 1st Lien
3.700%, VAR LIBOR+2.250%, 07/01/24		1,058	990
Univar Solutions USA Inc., Term B-5 Loan, 1st Lien
3.450%, VAR LIBOR+2.000%, 07/01/26		1,000	867
Vantage Specialty Chemicals Term Loan B
5.277%, VAR LIBOR+3.500%, 10/28/24		622	460
Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
9.863%, VAR LIBOR+8.250%, 10/27/25		790	510

Total Chemicals			47,929

Chemicals, Plastics and Rubber [0.3%]
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-1 Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 09/13/23	EUR	1,435	1,113
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
4.801%, VAR LIBOR+3.000%, 09/07/21		403	273
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.801%, VAR LIBOR+3.000%, 09/07/21		2,439	1,654
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 08/28/26		1,000	1,002
Nouryon Finance B.V., Initial Euro Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 10/01/25	EUR	1,000	996
Novacap Facility B
3.500%, VAR Euribor+3.500%, 04/28/23	EUR	2,180	1,727
Novacap Facility B3
3.500%, VAR Euribor+3.500%, 06/22/23	EUR	319	252
Oxea Term Loan
3.750%, VAR Euribor+3.750%, 09/27/24	EUR	1,500	1,304

Total Chemicals, Plastics and Rubber			8,321

Conglomerates [0.1%]
Socotec Term Loan
3.750%, VAR Euribor+3.500%, 07/20/24	EUR	1,000	876
Socotec Term Loan
5.292%, VAR LIBOR+4.250%, 07/20/24	GBP	1,000	962

Total Conglomerates			1,838

Consumer Durables [0.1%]
Ch Guenther Cov-Lite
3.500%, 03/31/25	EUR	1,000	962
Justrite (Safety Products) Delay Draw
5.489%, 06/28/26		109	87

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Justrite (Safety Products) Term Loan B
5.572%, 06/28/26		$887	$710

Total Consumer Durables			1,759

Consumer NonDurables [0.1%]
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 1st Lien
4.950%, VAR LIBOR+3.500%, 09/27/24		1,382	1,090
Coty Inc., Term B USD Loan, 1st Lien
3.255%, VAR LIBOR+2.250%, 04/07/25		992	784
Playcore, Term Loan B
5.200%, VAR LIBOR+3.750%, 09/18/24		298	239

Total Consumer NonDurables			2,113

Containers and glass products [0.2%]
Faerch Plast Term Loan B1
3.500%, VAR Euribor+3.250%, 07/24/24	EUR	2,500	2,151
IFCO Management GmbH, Facility B1A, 1st Lien
3.500%, VAR Euribor+3.500%, 05/29/26		1,000	1,022
Weener Plastics Group Term Loan B
3.750%, VAR Euribor+3.750%, 06/20/25	EUR	1,500	1,406

Total Containers and glass products			4,579

Distribution/Wholesale [0.0%]
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 1st Lien
2.989%, VAR LIBOR+2.000%, 01/15/27		1,337	1,257

Diversified Media [1.1%]
Banijay, Term Loan, 1st Lien
0.000%, 03/04/25(G)		1,285	1,131
Cambium Learning Group, Inc., Initial Term Loan, 1st Lien
5.950%, VAR LIBOR+4.500%, 12/18/25		499	401
Cineworld (Crown Finance) Incremental 2019 Term Loan
3.572%, 09/20/26		637	397
Cineworld Ltd., Term Loan, 1st Lien
0.000%, 02/05/27(G)		490	323
Creative Artists Agency, LLC, Closing Date Term Loan, 1st Lien
4.739%, VAR LIBOR+3.750%, 11/27/26		500	433
Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien
3.322%, VAR LIBOR+2.250%, 02/28/25		3,954	2,669
Deluxe Entertainment Services Group Inc.
0.000%,(G)		19	13
Ew Scripps Cov-Lite
3.489%, 05/01/26		653	617
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, VAR LIBOR+2.500%, 02/01/24		2,980	2,646
Harland Clarke Holdings Term Loan B7
6.463%, VAR LIBOR+4.750%, 11/03/23		7,559	4,552
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 03/24/25		2,268	2,030
Lions Gate Entertainment Term Loan A (2018)
2.739%, 03/22/23		982	871

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
MediArena Acquisition (Endemol) First Lien Term Loan
7.659%, VAR LIBOR+5.750%, 08/13/21		$4,796	$4,619
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.), Dollar Term B Loan, 2nd Lien
10.908%, VAR LIBOR+9.000%, 08/13/22		540	511
Melita, Term Loan
3.750%, 07/30/26		1,000	977
Meredith, Term Loan
3.489%, 01/31/25		527	463
Merrill Communications LLC Term Loan B (2019)
6.908%, 10/05/26(B)		459	404
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
4.822%, VAR LIBOR+3.750%, 09/13/24		2,304	1,938
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 2nd Lien
8.572%, VAR LIBOR+7.500%, 09/15/25		145	120
Nielsen Finance LLC Term Loan B-4
3.005%, VAR LIBOR+2.000%, 10/04/23		2,241	2,059
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
3.740%, VAR LIBOR+2.750%, 05/18/25		6,895	5,404

Total Diversified Media			32,578

Diversified/Conglomerate Service [0.2%]
Freshworld Holding IV GmbH, Facility B Loan, 1st Lien
4.000%, VAR Euribor+4.000%, 10/02/26	EUR	1,000	888
Marnix SAS, Facility B (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 11/19/26	EUR	2,500	2,364
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 04/11/23	EUR	1,500	1,305
Sector Alarm Holding AS, Facility B1, 1st Lien
3.000%, VAR Euribor+3.000%, 06/15/26		$1,000	932
Tackle S.a r.l., New Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 08/08/22	EUR	2,000	1,757

Total Diversified/Conglomerate Service			7,246

Drugs [0.2%]
AI Sirona (Luxembourg) Acquisition S.a r.l., Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 09/29/25	EUR	1,000	918
Ethypharm Facility B1
5.542%, VAR LIBOR+4.750%, 07/21/23	GBP	1,000	1,090
HRA Term Loan
3.500%, VAR Euribor+3.500%, 07/31/24	EUR	2,000	1,886
Unilabs Term Loan B2
3.000%, VAR Euribor+2.750%, 04/19/24	EUR	2,500	2,473

Total Drugs			6,367

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Electronics/electric [0.2%]
Coherent Euro Term Loan
3.000%, VAR Euribor+2.000%, 08/01/23	EUR	1,084	$1,115
Genesys (Greeneden) Tranche B-3 Euro Term Loan
3.500%, VAR Euribor+3.500%, 12/01/23	EUR	1,944	1,909
ION Trading Technologies S.a r.l., Initial Euro Term Loan (2018), 1st Lien
4.250%, VAR Euribor+3.250%, 11/21/24	EUR	1,565	1,390
Oberthur Technologies Facility B
3.750%, VAR Euribor+3.750%, 01/10/24	EUR	2,000	1,814

Total Electronics/electric			6,228

Energy [0.3%]
Apergy Corp, Term Loan B
4.125%, VAR LIBOR+2.500%, 04/18/25		$642	536
APR Operating LLC, Initial Term Loan, 2nd Lien
7.989%, VAR LIBOR+7.000%, 05/27/24		735	594
BlackBrush Oil & Gas, L.P. Term Loan
9.890%, VAR LIBOR+8.000%, 01/26/24		1,125	810
Caprock Midstream (BCP Raptor II) Term Loan B
5.739%, VAR LIBOR+4.750%, 10/22/25		333	183
Crestwood Holdings LLC, Term Loan, 1st Lien
8.280%, VAR LIBOR+7.500%, 03/06/23		1,623	643
Eagleclaw (BCP Raptor) Term Loan B
5.250%, VAR LIBOR+4.250%, 06/24/24		989	416
Frac Tech International Term Loan B - 2014
5.750%, VAR LIBOR+4.750%, 04/16/21		1,501	811
Invenergy Thermal Operating I LLC, Term Loan B
3.989%, VAR LIBOR+3.500%, 07/16/25		978	900
Keane Group Holdings, LLC, Term Loan
4.500%, VAR LIBOR+3.500%, 05/25/25		1,919	1,247
Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien
4.989%, VAR LIBOR+4.000%, 05/22/26		1,032	619
McDermott International, Inc., Term Loan, 1st Lien
2.000%, VAR Prime Rate by Country+4.000%, 05/09/25		926	262
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, VAR Euribor+16.500%, 12/31/49	EUR	351	—
Osum Production Corp. Extended Term Loan
8.950%, 07/31/22		441	326
Prairie ECI Acquiror LP, Term Loan, 1st Lien
6.200%, 03/11/26		1,751	896
Sheridan Production Partners Term Loan II-A
7.750%, VAR LIBOR+3.500%, 12/16/20		74	16
Sheridan Production Partners Term Loan II-M
7.750%, VAR LIBOR+3.500%, 12/16/20		28	6
Sheridan Production Partners Term Loan II-SIP
9.250%, VAR LIBOR+3.500%, 12/16/20		535	118

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Stetson Midsteam (GIP) Term Loan B
5.174%, VAR LIBOR+4.250%, 07/23/25		$636	$268
Summit Midstream Partners Term Loan B
7.000%, VAR LIBOR+6.000%, 05/13/22		985	364
Traverse Midstream Partners LLC, Advance, 1st Lien
5.000%, VAR LIBOR+4.000%, 09/27/24		384	211
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+5.750%, 06/22/26		796	438
Woodford Express Term Loan B
6.000%, VAR LIBOR+5.000%, 01/27/25		698	419

Total Energy			10,083

Farming/agriculture [0.1%]
Sapec Agro Business Term Loan
4.750%, VAR Euribor+4.750%, 01/17/25	EUR	2,500	2,247

Financial [2.4%]
Altisource Term Loan B (2018)
5.450%, 03/29/24		638	486
Apollo Commercial Real Estate Term Loan B
3.455%, 05/07/26		1,211	932
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Loan, 2nd Lien
9.853%, VAR LIBOR+8.250%, 10/01/26		505	354
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
5.239%, VAR LIBOR+4.250%, 10/01/25		2,328	1,525
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 08/04/22		947	893
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 11/03/24		443	419
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan, 1st Lien
3.989%, VAR LIBOR+3.000%, 11/03/23		3,780	3,591
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
7.489%, VAR LIBOR+6.500%, 08/04/25		3,650	3,326
Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 1st Lien
2.273%, VAR LIBOR+1.500%, 02/12/27		850	726
Broadstreet Partners, Term Loan, 1st Lien
4.239%, 01/27/27		2,000	1,745
CEP II (2011) Term Loan B
4.250%, VAR Euribor+4.250%, 12/13/24	EUR	2,500	2,341
Citadel Securities LP, 2020 Repriced Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 02/27/26		1,419	1,263

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Columbus Finance, Term Loan, First Lien
0.000%, 02/19/27(G)		$1,500	$1,009
Ditech (Walter Investment) Term Loan B
10.250%, VAR LIBOR+6.000%, 06/30/22		614	234
Dlg Acquisitions Limited
3.500%, 05/15/26	EUR	1,000	941
Drw Lien 1
5.239%, 11/26/26		1,500	1,320
Dubai World, 1st Lien
4.250%, 09/30/22		5,852	5,618
5.250%, 09/30/22		13,323	12,590
Ellie Mae, Inc., Term Loan, 1st Lien
5.200%, VAR LIBOR+3.750%, 04/17/26		624	543
EVO Payments International, Term B Loan
4.200%, VAR LIBOR+3.250%, 12/22/23		439	366
First Eagle Holdings, Inc., Refinancing Term Loan
3.950%, 02/01/27		837	701
Fortress Investment, Term Loan B (2018)
2.989%, VAR LIBOR+2.000%, 12/27/22		1,547	1,481
Franklin Square Holdings, L.P. Term Loan
3.250%, VAR LIBOR+2.500%, 07/25/25		479	436
Infinitas Learn Cov-Lite Lien1
4.250%, 05/03/24(E)	EUR	2,938	2,690
Invitation Homes Operating Partnership LP Initial Term Loan
2.659%, VAR LIBOR+1.700%, 02/06/22		2,700	2,295
iStar Financial Inc. Term Loan B
3.523%, VAR LIBOR+2.750%, 07/01/20		2,543	2,264
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
4.613%, VAR LIBOR+3.000%, 01/31/25		2,354	2,095
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	266,667	1,885
Jefferies Finance LLC, Closing Date Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 06/03/26		499	412
Kestra Financial Term Loan B
5.240%, 04/29/26		474	379
Mitchell International, Inc. Second Lien
8.239%, VAR LIBOR+7.250%, 12/01/25		127	95
Mitchell International, Inc. Term Loan
4.239%, VAR LIBOR+3.250%, 11/29/24		931	770
Navistar, Inc., Tranche B Term Loan, 1st Lien
4.280%, VAR LIBOR+3.500%, 11/06/24		818	704
Nexus Buyer LLC, Term Loan, 1st Lien
4.613%, VAR LIBOR+3.750%, 11/09/26		2,000	1,775
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
4.239%, VAR LIBOR+3.250%, 10/01/25		7,430	7,102
Russell Investments Term Loan B
3.822%, VAR LIBOR+3.250%, 05/10/23		2,065	1,890
Stalk Goup, Term Loan, 1st Lien
0.000%, 07/30/26(G)		1,000	845
Taurus Midco Ltd., Term Loan, 1st Lien
3.500%, 09/29/24		645	592

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
3.500%, 09/29/24		$165	$151
3.500%, 09/29/24		385	354
3.500%, 09/29/24		305	280
VFH Parent LLC, Initial Term Loan, 1st Lien
4.005%, VAR LIBOR+3.000%, 03/01/26		2,490	2,259
Victory Capital, Term Loan
4.015%, 07/01/26		1,163	1,006

Total Financial			72,683

Financial Intermediaries [0.3%]
Nets Holdco 4 ApS, Facility B2, 1st Lien
3.750%, VAR Euribor+3.750%, 02/06/25	EUR	1,000	1,000
Optimal Payments aka Paysafe Term Loan (EUR)
3.000%, VAR Euribor+3.250%, 12/02/24	EUR	2,000	1,985
Optimal Payments aka Paysafe Term Loan 2nd Lien
7.000%, VAR Euribor+7.000%, 11/15/22	EUR	1,000	855
Techem Verwaltungsgesellschaft 675 mbH, Facility B4, 1st Lien
2.875%, VAR Euribor+2.875%, 07/15/25		1,479	1,532
TMF Group Holdco B.V. Term Loan B
3.250%, 05/05/25	EUR	2,000	1,579
Vistra Initial Euro Term Loan
3.250%, VAR Euribor+3.250%, 07/21/22	EUR	958	847

Total Financial Intermediaries			7,798

Food and Drug [0.1%]
United Natural Foods Term Loan B
5.239%, VAR LIBOR+4.250%, 10/22/25		1,006	856
ZF Bidco, Senior Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 04/29/24	EUR	2,000	2,018

Total Food and Drug			2,874

Food products [0.1%]
Areas Term Loan B
4.750%, 06/07/26	EUR	3,000	2,151
CHG PPC Parent (CH Guenther) Term Loan B
3.739%, VAR LIBOR+2.750%, 03/21/25		$521	463

Total Food products			2,614

Food service [0.1%]
Solina Term Loan B
3.750%, VAR Euribor+3.750%, 12/16/22	EUR	2,000	1,765
WSH Term Loan
5.440%, 02/27/26	GBP	1,000	1,118
WSH Term Loan 2nd Lien
9.440%, 03/01/27	GBP	1,000	1,105

Total Food service			3,988

Food/Tobacco [0.3%]
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 11/19/26		1,681	1,547
Aramark Intermediate HoldCo Corporation, U.S. Term B-4 Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 01/15/27		665	615
JBS USA LLC Term Loan B (2019)
3.072%, 05/01/26		2,767	2,575

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Lineage Logistics, LLC, Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 02/27/25		$748	$695
NPC International, Inc. Second Lien
9.277%, VAR LIBOR+7.500%, 03/28/25		115	1
Panera Bread Term Loan A
2.750%, VAR LIBOR+1.750%, 07/18/22		3,417	2,973
US Foods Inc. Term Loan B
2.739%, VAR LIBOR+2.000%, 06/27/23		217	200

Total Food/Tobacco			8,606

Forest Prod/Containers [0.2%]
Berry Plastics Cov-Lite
2.863%, 01/19/24		137	128
Berry Plastics Lien1
2.863%, 10/01/22		335	319
BWay Holding Company , Initial Term Loan, 1st Lien
5.084%, VAR LIBOR+3.250%, 04/03/24		3	2
Pregis TopCo LLC, Initial Term Loan, 1st Lien
4.989%, VAR LIBOR+4.000%, 07/31/26		1,995	1,726
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
3.501%, VAR LIBOR+2.750%, 02/05/23		2,816	2,654

Total Forest Prod/Containers			4,829

Gaming/Leisure [0.9%]
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien
3.577%, VAR LIBOR+1.750%, 10/19/24		1,881	1,679
Awaze Incremental Lien1
4.500%, 05/09/25	EUR	1,000	765
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 12/23/24		4,365	3,509
CEOC, LLC, Term B Loan, 1st Lien
2.989%, VAR LIBOR+2.000%, 10/07/24		2,050	1,657
CityCenter Holdings, LLC, Term B Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 04/18/24		1,493	1,296
Eldorado Resorts, Inc., Term Loan, 1st Lien
3.250%, VAR LIBOR+2.250%, 04/17/24		519	454
ESH Hospitality, Inc., Fourth Amendment Refinancing Term Loan, 1st Lien
2.989%, VAR LIBOR+2.000%, 09/18/26		552	487
Gateway Casinos & Entertainment Term Loan B (2018)
4.450%, VAR LIBOR+3.000%, 12/01/23		200	140
Global Cash Access Term Loan B (2017)
3.822%, VAR LIBOR+3.000%, 05/09/24		1,627	1,288
GLP Capital LP (Gaming & Leisure) Incremental Tranche A-1
3.015%, VAR LIBOR+1.500%, 04/29/21		2,498	2,298
Golden Entertainment Inc. Term Loan B
3.960%, VAR LIBOR+3.000%, 08/15/24		449	337
GVC Term Loan
3.308%, 03/29/24		1,174	951

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
2.697%, VAR LIBOR+1.750%, 06/22/26		$1,362	$1,287
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1st Lien
3.353%, VAR LIBOR+1.750%, 08/29/25		780	679
NASCAR Holdings, LLC, Initial Term Loan, 1st Lien
3.674%, VAR LIBOR+2.750%, 10/19/26		1,887	1,646
PCI Gaming Authority, Term B Facility Loan, 1st Lien
3.489%, VAR LIBOR+2.500%, 05/29/26		703	569
Penn National Gaming, Inc., Term B-1 Facility Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 10/15/25		3,373	2,524
Playa Resorts Holding Term Loan B (2017)
3.750%, VAR LIBOR+2.750%, 04/05/24		1,484	1,006
Playtika Holding Corp., Term B Loan, 1st Lien
7.072%, VAR LIBOR+6.000%, 12/10/24		1,400	1,300
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.369%, VAR LIBOR+2.750%, 08/14/24		1,669	1,341
Stars Group Holdings B.V., USD Term Loan, 1st Lien
4.950%, VAR LIBOR+3.500%, 07/10/25		1,017	967
Station Casinons LLC, Term Loan B
3.240%, VAR LIBOR+2.250%, 02/08/27		1,450	1,229
VICI Properties 1 LLC, Term B Loan, 1st Lien
2.674%, VAR LIBOR+1.750%, 12/20/24		507	464

Total Gaming/Leisure			27,873

Healthcare [2.5%]
Acadia Healthcare Co Inc Tranche B-4 Term Loan
3.500%, 02/16/23		2,319	2,105
Acadia Healthcare Company, Inc., Tranche B-3 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 02/11/22		1,907	1,732
Alloheim Term Loan B
3.500%, VAR Euribor+3.500%, 02/26/25	EUR	1,500	1,285
Ameos, Term Loan, 1st Lien
3.500%, 06/14/24		1,000	993
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
5.125%, VAR LIBOR+3.500%, 05/04/25		967	822
Ardent Health Partners (AHP), Term Loan B
5.500%, VAR LIBOR+4.500%, 06/16/25		2,745	2,411
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, VAR Euribor+4.000%, 02/27/26	EUR	3,000	2,519
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.612%, VAR LIBOR+3.000%, 06/02/25		1,819	1,722

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Busy Bees Facility B
5.458%, VAR LIBOR+4.750%, 04/29/22	GBP	3,000	$2,385
CAB, Facility B, 1st Lien
3.750%, VAR Euribor+4.000%, 06/14/24	EUR	1,500	1,405
Cerba Facility B
3.000%, VAR Euribor+3.000%, 03/21/24	EUR	1,000	1,002
Cerba Term Loan B
3.250%, VAR Euribor+3.500%, 04/22/24	EUR	1,000	1,013
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/24		$861	810
Cube Healthcare Europe Bidco, Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 10/30/26	EUR	1,000	772
Curaeos (former Tandvitaal) Term Loan B
4.000%, VAR Euribor+4.000%, 05/23/25	EUR	1,000	687
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.000%, VAR Euribor+3.250%, 05/24/24	EUR	1,500	1,391
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor+8.000%, 05/24/24	EUR	1,500	1,406
Elanco Animal Health Inc., Term Loan, 1st Lien
0.000%, 02/04/27(G)		3,135	2,963
Elivie Term Loan B
4.000%, VAR Euribor+4.000%, 10/16/25	EUR	1,000	948
Elsan SAS (fka Vedici Investissements), Facility B3, 1st Lien
3.500%, VAR Euribor+3.250%, 10/30/24	EUR	2,000	1,952
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
4.739%, VAR LIBOR+3.750%, 10/10/25		$734	371
Financiere Colisee, Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 04/30/26	EUR	1,000	923
Gentiva Health Services, Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 07/02/25		1,231	1,151
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	1,776
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.684%, VAR LIBOR+2.000%, 11/15/27		1,995	1,880
HCA B13 Lien 1
2.739%, 03/18/26		2,695	2,539
HCA Inc., Tranche B-12 Term Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 03/13/25		3,806	3,593
Indivior Finance S.Ã r.l. Term Loan
6.280%, VAR LIBOR+4.500%, 12/19/22(B)		1,490	1,209
Inspired Finco Holdings Limited
3.250%, 05/28/26	EUR	1,000	926
Kindred Healthcare Inc., Term B Loan
6.000%, VAR LIBOR+5.000%, 06/23/25		1,759	1,451

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Lannett Company, Inc Term Loan A
6.000%, VAR LIBOR+4.750%, 11/25/20		$684	$602
LifePoint Health, Inc. (Regional Care) Term B Loan
4.739%, 11/16/25		1,234	1,139
Nidda Healthcare Holding GmbH, Facility F, 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/26	EUR	1,500	1,462
Nidda Healthcare Holding GmbH, Facility F, 1st Lien
5.256%, VAR LIBOR+4.500%, 08/21/26	GBP	1,000	1,083
Ortho-Clinical Diagnostics, Inc., 2020 Incremental Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 06/30/25		1,000	888
Owens & Minor Distribution, Term Loan B
6.081%, 05/02/25		837	673
Quintiles IMS Incorporated (IQVIA) Term Loan B-1
2.739%, VAR LIBOR+2.000%, 03/07/24		175	161
Quintiles IMS Incorporated (IQVIA) Term Loan B-2
2.739%, VAR LIBOR+2.000%, 01/17/25		864	779
Quintiles IMS Incorporated (IQVIA), Term Loan B-3
3.200%, VAR LIBOR+1.750%, 06/11/25		1,448	1,376
RPI 2019 Intermediate Finance Trust, Term Loan B, 1st Lien
2.739%, VAR LIBOR+1.750%, 02/11/27		3,012	2,771
RPI Intermediate Finance Trust, Term B-1 Term Facility, 1st Lien
2.739%, VAR LIBOR+1.750%, 02/11/27		1,175	1,081
Select Medical Corporation, Tranche B Term Loan, 1st Lien
3.430%, VAR LIBOR+2.500%, 03/06/25		916	866
Sunrise Medical Term Loan B
3.250%, VAR Euribor+3.500%, 04/16/25	EUR	2,437	2,347
Syneos Health Inc Term Loan A-2
2.489%, 03/25/24		5,000	4,587
Syneos Health Inc, Term Loan B (2018)
2.739%, VAR LIBOR+1.750%, 08/01/24		739	710
Synlab Term Loan B
3.750%, 06/19/26	EUR	2,000	1,999
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/24		951	594
Thg Ops Holding Ltd Lien1
4.500%, 12/10/26	EUR	2,000	1,908
Vizient Cov-Lite Lien 1
2.489%, 05/06/24		2,962	2,666

Total Healthcare			73,834

Housing [0.5%]
Advanced Drainage Systems, Inc., Initial Term Loan, 1st Lien
3.813%, VAR LIBOR+2.250%, 07/31/26		926	852
Beacon Roofing Supply, Inc. Term Loan B
3.239%, 01/02/25		749	675
DTZ Cushman & Wakefield
3.739%, 08/21/25		2,204	1,923

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
4.489%, VAR LIBOR+3.500%, 12/08/25		$460	$391
GGP (Brookfield Residential Property) Term Loan A2
3.239%, 08/28/23		1,700	1,105
GGP (Brookfield Residential Property) Term Loan B
3.489%, VAR LIBOR+2.500%, 08/27/25		4,741	3,319
Mannington Mills, Inc., Initial Loan, 1st Lien
5.450%, VAR LIBOR+4.000%, 08/06/26		1,490	1,266
Realogy Corporation Term Loan A
3.831%, VAR LIBOR+2.250%, 02/08/23		717	645
Summit Materials LLC Term Loan B (2017)
2.989%, VAR LIBOR+2.000%, 11/21/24		3,814	3,303

Total Housing			13,479

Industrial equipment [0.1%]
Distributed Power Term Loan B
3.000%, VAR Euribor+3.500%, 10/03/25	EUR	1,500	1,363

Information Technology [1.8%]
Applied Systems Inc. Term Loan
4.700%, VAR LIBOR+3.000%, 09/19/24		462	425
Avaya Inc., Tranche B Term Loan, 1st Lien
4.955%, VAR LIBOR+4.250%, 12/15/24		2,902	2,459
Brave Parent Holdings, Inc., Initial Term Loan, 1st Lien
5.777%, VAR LIBOR+4.000%, 04/18/25		—	—
Buzz Merger Sub Ltd., Initial Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 01/29/27		750	682
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
5.200%, VAR LIBOR+3.750%, 01/29/27		800	635
Cerence Inc., Term B Loan, 1st Lien
7.515%, VAR LIBOR+6.000%, 10/01/24		600	532
Ciena Corporation, Refinancing Term Loan (2020), 1st Lien
2.523%, VAR LIBOR+1.750%, 09/26/25		351	323
ConvergeOne Holdings, Corp., Initial Term Loan
5.989%, VAR LIBOR+5.000%, 01/04/26		1,568	1,192
Datto, Inc., Term Loan, 1st Lien
5.239%, VAR LIBOR+4.250%, 04/02/26		278	240
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
2.990%, VAR LIBOR+2.000%, 09/19/25		11,165	10,613
Dynatrace Intermediate Term Loan B
3.239%, VAR LIBOR+3.250%, 08/08/25		332	310

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
EIG Investors Corp (Endurance) Term Loan B (2018)
5.388%, VAR LIBOR+3.750%, 02/09/23		$2,883	$2,292
Gigamon Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 12/27/24		1,025	861
Globalfoundries Inc., Initial Dollar Term Loan, 1st Lien
6.250%, VAR LIBOR+4.750%, 06/05/26		2,987	2,539
Informatica LLC , Dollar 2020 Term Loan, 1st Lien
4.243%, VAR LIBOR+3.250%, 02/25/27		1,000	862
Informatica, Term Loan, 1st Lien
0.000%, 02/14/27(G)		1,000	944
Internap Corporation, Initial Term Loan, 1st Lien
7.250%, VAR PIK Interest+0.750%, 04/06/22		559	140
Ion Corporate Lien1
4.250%, 10/02/25	EUR	1,000	912
Iron Mountain Term Loan B
2.739%, VAR LIBOR+1.750%, 01/02/26		752	707
Kofax (Project Leopard Holdings) 2019 Incremental Term Loan
5.700%, 07/07/23		1,064	915
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
3.489%, VAR LIBOR+2.500%, 06/21/24		203	180
MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan,
3.239%, 05/07/24		434	386
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/25		806	685
MaxLinear Term Loan B
3.205%, VAR LIBOR+2.500%, 04/12/24		205	174
McAfee Second Lien
9.500%, 09/29/25		955	892
McAfee Term B USD Loans
4.691%, VAR LIBOR+3.750%, 09/30/24		716	668
Micro Focus Term Loan B-2
3.239%, VAR LIBOR+2.250%, 11/19/21		581	545
Microchip Technology Incorporated, Initial Term Loan, 1st Lien
2.990%, VAR LIBOR+2.000%, 05/29/25		1,793	1,721
Misys Limited
4.000%, 06/13/24	EUR	1,989	1,766
Mks Instruments B6
2.739%, 02/26/26		217	194
On Semiconductor Corp Term Loan B-4
2.989%, 09/16/26		428	400
Perforce Software, Inc., New Term Loan, 1st Lien
4.739%, VAR LIBOR+3.750%, 07/01/26		2,145	1,787
Presidio Holdings Inc., Initial Term Loan (2020), 1st Lien
5.280%, VAR LIBOR+3.500%, 01/22/27		900	837
Rackspace Hosting, Inc., Term B Loan, 1st Lien
4.763%, VAR LIBOR+3.000%, 11/03/23		1,390	1,203

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Salient CRGT Inc., Initial Term Loan, 1st Lien
7.568%, VAR LIBOR+6.500%, 02/28/22		$226	$181
SCS Holdings I Inc. (Sirius Computer Solutions, Inc.), Tranche B Term Loan, 1st Lien
4.489%, VAR LIBOR+3.500%, 07/01/26		1,095	947
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
3.489%, VAR LIBOR+2.500%, 06/21/24		1,370	1,214
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 02/05/24		907	841
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 04/16/25		528	493
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 04/16/25		377	352
SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 04/16/25		2,867	2,676
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
4.814%, VAR LIBOR+3.500%, 03/05/27		945	836
TIBCO Software Inc., Term B-3 Loan, 1st Lien
4.740%, VAR LIBOR+3.750%, 06/30/26		746	701
TierPoint Term Loan B
4.750%, VAR LIBOR+3.750%, 04/26/24		324	283
TTM Technologies Term Loan B (2017)
4.081%, VAR LIBOR+2.500%, 09/28/24		500	465
Ultimate Software Group Inc., The, Initial Term Loan, 1st Lien
4.739%, VAR LIBOR+3.750%, 05/04/26		850	789
Vero Parent, Inc. (Sahara Parent, Inc.), 2019 Incremental Term Loan, 1st Lien
7.580%, VAR LIBOR+6.000%, 08/16/24(E)		1,050	831
Vertiv Group, Term Loan, 1st Lien
4.581%, 02/11/27		1,250	1,075
Western Digital Corporation Term Loan A-1
3.103%, VAR LIBOR+1.500%, 04/29/23		3,078	2,847
Western Digital Corporation, Term Loan B-4
3.353%, VAR LIBOR+1.750%, 04/29/23		492	473

Total Information Technology			54,025

Land Transportation [0.0%]
Savage Enterprises, LLC, Initial Loan, 1st Lien
5.660%, VAR LIBOR+4.000%, 08/01/25		824	718
Transplace Holdings. Inc. Term Loan B
4.822%, VAR LIBOR+3.750%, 09/29/24		588	471

Total Land Transportation			1,189

Leisure goods/activities/movies [0.3%]
Car Trawler Facility B
4.500%, 04/30/21	EUR	2,247	1,487
GVC Term Loan B
2.500%, 03/29/24	EUR	1,000	960

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Piolin II S.a.r.l., Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 09/16/26	EUR	2,000	$1,531
Premier Lotteries Cov-Lite Term Loan B
3.250%, VAR Euribor+3.500%, 06/26/24	EUR	2,449	1,755
Stiga Facility B
4.250%, 08/30/24	EUR	3,084	2,789
Vue Facility B2
0.000%, 06/19/26(G)	EUR	229	179

Total Leisure goods/activities/movies			8,701

Lodgings and casinos [0.2%]
Casper Bidco, Term Loan
3.875%, 07/31/26		1,000	686
HNVR Holdco Limited, Facility B, 1st Lien
4.250%, VAR Euribor+4.250%, 09/12/23	EUR	1,000	662
IGT Holding IV AB, Facility B1, 1st Lien
3.750%, VAR Euribor+3.750%, 07/29/24	EUR	2,000	1,787
The Stars Group (fka Amaya) Euro Term Loan
3.750%, VAR Euribor+3.750%, 07/10/25	EUR	2,000	2,101
Vacalians Term Loan B
4.000%, VAR Euribor+4.000%, 10/30/25	EUR	1,000	645

Total Lodgings and casinos			5,881

Machinery [0.1%]
Graftech International Ltd., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 02/12/25		$2,737	2,354

Manufacturing [0.5%]
Alpha Bidco, Term Loan, 1st Lien
3.750%, 07/30/25		3,000	2,437
Armacell, Term Loan, 1st Lien
3.500%, 02/05/27		1,500	1,251
Clark Equipment Company
3.200%, 05/18/24		1,814	1,618
Delachaux, Term Loan, 1st Lien
0.000%, 04/16/26(G)		2,000	1,851
Domus VI
3.000%, 10/31/26		2,000	1,858
Dynacast International LLC Term Loan B-1
4.700%, VAR LIBOR+3.250%, 01/28/22		437	284
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 04/01/24		1,482	1,277
II-VI Incorporated, Term B Loan, 1st Lien
4.489%, VAR LIBOR+3.500%, 09/24/26		1,500	1,235
Lumileds (Bright Bidco) Term Loan B (2018)
4.572%, VAR LIBOR+3.500%, 06/30/24		1,237	442
Polynt-Reichhold, Term Loan, 1st Lien
0.000%, 03/04/27(G)		1,500	1,456
Tecostar Holdings, Inc., 2017 Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 05/01/24		1,018	855

Total Manufacturing			14,564

Materials [0.1%]
Xella Cov-Lite
4.000%, 10/12/26	EUR	2,889	2,358

Metals/Minerals [0.2%]
American Rock Salt Company, Term Loan B (2018)
5.103%, VAR LIBOR+3.750%, 03/21/25		384	325

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
AMG Advanced Metallurgical Group Term Loan B
3.989%, VAR LIBOR+3.000%, 01/30/25		$696	$602
Arconic Corporation, Initial Term Loan, 1st Lien
0.000%, VAR LIBOR+2.750%, 03/25/27(G)		475	428
Atkore International, Inc. Term Loan (2016)
4.020%, VAR LIBOR+2.750%, 12/22/23		1,935	1,638
Big River Steel LLC, Closing Date Term Loan, 1st Lien
6.450%, VAR LIBOR+5.000%, 08/23/23		800	760
Consol Energy Inc. Term Loan B
5.490%, VAR LIBOR+6.000%, 10/31/22		777	505
Covia Holdings (Fairmount), Term Loan B
5.874%, VAR LIBOR+4.000%, 06/01/25		1,108	495
Oxbow Carbon, Term Loan, 1st Lien
4.739%, 01/04/23		1,173	997
TMS International Term Loan B (2018)
3.750%, VAR LIBOR+2.750%, 08/14/24		388	334
US Silica Term Loan B (2018)
5.000%, VAR LIBOR+4.000%, 05/01/25		1,724	853

Total Metals/Minerals			6,937

Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 11/01/22		5,000	2,750

Pharmaceuticals [0.2%]
Aenova, Term Loan, 1st Lien
0.000%, 02/14/25(G)		1,500	1,398
Antigua Bidco Ltd, Term Loan, 1st Lien
0.000%, 08/07/26(G)		1,000	987
Cheplapharm Arzneimittel GmbH
3.500%, 07/14/25		2,500	2,486
Neuraxpharm Holdings Co, Term Loan, 1st Lien
3.750%, 08/24/24		1,000	992

Total Pharmaceuticals			5,863

Printing, Publishing and Broadcasting [0.0%]
LABL, Inc., Initial Euro Term Loan, 1st Lien
5.000%, VAR Euribor+5.000%, 07/01/26	EUR	1,000	926

Publishing [0.1%]
Axel Springer Se Lien1
5.000%, 10/30/26	EUR	1,500	1,340
Cambium Learning Group Initial Term Loan 2nd Lien
10.103%, 12/18/26		1,000	800

Total Publishing			2,140

Refining [0.1%]
Karpower, Term Loan
10.380%, 11/16/23		3,900	4,017

Retail [0.1%]
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 08/21/22		326	94
Bass Pro Group, LLC, Initial Term Loan, 1st Lien
5.989%, VAR LIBOR+5.000%, 09/25/24		831	694

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Belk, Inc., 2019 Term Loan, 1st Lien
7.750%, VAR LIBOR+6.750%, 07/31/25		$828	$457
CWGS Group, LLC, Term Loan, 1st Lien
3.766%, VAR LIBOR+2.750%, 11/08/23		940	613
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.863%, VAR LIBOR+4.250%, 06/23/23		794	312
Toys R Us Property (Hill Street) Initial Term Loan
8.750%, 03/22/22		135	134
Toys R Us Property (Hill Street) Mezzanine Term Loan
12.500%, 03/19/22		389	350
Toys ‘R’ Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)		9	226

Total Retail			2,880

Retailers (other than food/drug) [0.3%]
Action Holdings B.V. Term Loan
3.250%, VAR Euribor+3.250%, 03/07/25	EUR	1,000	919
AS Adventure Additional Facility (GBP)
6.576%, VAR LIBOR+5.250%, 04/12/22	GBP	1,000	807
AS Adventure Facility B
5.000%, VAR Euribor+5.000%, 04/01/22	EUR	2,005	1,150
Breitling Holdings S.a r.l., Facility B1, 1st Lien
3.250%, VAR Euribor+3.500%, 07/11/24	EUR	1,000	833
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
5.412%, VAR LIBOR+4.500%, 06/23/25	GBP	2,000	1,987
Cd&R Firefly Bidco Ltd Lien1
3.500%, 06/23/25	EUR	500	451
Euro Garage Limited (EG Group) Term Loan B
5.542%, VAR LIBOR+4.750%, 02/07/25	GBP	1,970	1,849
Peer Holding Iii B.V
3.750%, 11/27/26	EUR	2,000	1,844

Total Retailers (other than food/drug)			9,840

Service [1.5%]
Addison Group Term Loan B
5.679%, 04/10/26		218	175
Adtalem Global Education Term Loan B
3.989%, VAR LIBOR+3.000%, 04/09/25		496	440
Altran Technologies S.A. Term Loan B
3.273%, VAR LIBOR+2.250%, 01/31/25		220	201
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
4.989%, VAR LIBOR+4.000%, 01/29/27		2,500	2,300
APi Group Term Loan B
4.103%, 10/01/26		765	650
APX Group, Inc., Initial Loan, 1st Lien
6.704%, VAR LIBOR+5.000%, 12/31/25		1,874	1,532
Ascend Learning LLC Term Loan B
4.000%, VAR LIBOR+3.000%, 07/12/24		571	506

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Belfor Holdings Inc., Initial Term Loan, 1st Lien
4.989%, VAR LIBOR+4.000%, 04/06/26	$1,289	$1,224
Convergint (Gopher Sub Inc) Term Loan B
3.989%, VAR LIBOR+3.000%, 02/01/25	1,435	1,205
DG Investment Intermediate Holdings 2, Inc., Initial Term Loan, 2nd Lien
7.739%, VAR LIBOR+6.750%, 02/02/26	75	64
Dun & Bradstreet Corporation, The, Initial Term Borrowing, 1st Lien
4.959%, VAR LIBOR+4.000%, 02/06/26	970	869
Evertec Group, LLC Term A Loan
2.989%, 11/27/23	1,205	1,114
Evertec Group, LLC Term Loan B (2018)
4.489%, VAR LIBOR+3.500%, 11/20/24	1,052	891
Exela Term Loan B (2018)
8.379%, VAR LIBOR+6.500%, 07/12/23	595	154
GFL Environmental Term Loan B (2018)
3.989%, VAR LIBOR+3.000%, 05/30/25	2,214	2,137
iQor US Inc. Term Loan B
6.909%, VAR LIBOR+5.000%, 04/01/21	733	425
KAR Auction Services, Inc., Tranche B-6 Term Loan, 1st Lien
3.188%, VAR LIBOR+2.250%, 09/19/26	753	693
MHI Holdings, LLC, Initial Term Loan, 1st Lien
5.989%, VAR LIBOR+5.000%, 09/21/26	883	728
National Intergovernmental Purchasing Alliance, Second Lien
9.445%, VAR LIBOR+7.500%, 05/18/26	295	236
National Intergovernmental Purchasing Alliance, Term Loan B
5.200%, VAR LIBOR+3.750%, 05/19/25	1,481	1,259
Paysafe Group PLC Term Loan B-1
4.700%, VAR LIBOR+3.500%, 01/03/25	1,309	1,095
Premiere Global Services
8.242%, 06/08/23	247	138
PricewaterhouseCoopers (Guidehouse) Term Loan B
5.489%, VAR LIBOR+3.000%, 03/14/25	2,359	1,887
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.606%, VAR LIBOR+3.250%, 09/23/26	1,017	909
Pug LLC, USD Term B Loan, 1st Lien
4.489%, VAR LIBOR+3.500%, 02/12/27	1,190	1,012
Red Vetures, Term Loan
3.489%, 11/08/24	3,741	3,092
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
4.239%, VAR LIBOR+3.250%, 12/31/25	1,183	1,040

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Servicemaster Company, LLC, The, Tranche D Term Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 11/05/26	$2,000	$1,894
Shutterfly Institutional Lien 1
7.450%, 09/25/26	661	527
St. George’s University Scholastic Services Term Loan B (2018)
4.240%, VAR LIBOR+3.500%, 07/17/25	482	460
STG-Fairway Holdings, LLC, Term Facility, 1st Lien
4.572%, VAR LIBOR+3.500%, 01/31/27	1,000	840
Sutherland Global Services Initial Cayman Term Loan
6.825%, VAR LIBOR+5.375%, 04/23/21	338	243
Sutherland Global Services Initial US Term Loan
6.825%, VAR LIBOR+5.375%, 04/23/21	1,451	1,045
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 05/01/24	2,228	1,983
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
5.700%, VAR LIBOR+4.250%, 12/17/26	1,995	1,761
Titan Acquisitionco New Zealand Limited, 2020 Refinancing Term Loan, 1st Lien
5.581%, VAR LIBOR+4.000%, 05/01/26	358	305
TKC Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/01/23	451	359
TKC Holdings, Inc., Initial Term Loan, 2nd Lien
9.000%, VAR LIBOR+8.000%, 02/01/24	190	143
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 11/16/26	1,942	1,854
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
6.072%, VAR LIBOR+5.000%, 05/29/26	1,212	776
Ultra Clean Holdings Term Loan B
5.489%, 08/27/25	1,405	1,159
Ventia (LS Deco LLC Leighton) Term Loan B
5.445%, VAR LIBOR+3.500%, 05/21/22	1,176	1,011
Weight Watchers International, Inc., Initial Term Loan, 1st Lien
6.720%, VAR LIBOR+4.750%, 11/29/24	596	555
WEX Inc., Term B-3 Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 05/15/26	968	834
Xerox Business Services (Conduent) Term Loan B
3.489%, VAR LIBOR+2.500%, 12/07/23	1,817	1,411

Total Service		43,136

Shipping [0.0%]
Hornblower Term Loan B
5.950%, VAR LIBOR+4.500%, 04/28/25	278	153
PS Logistics LLC Term Loan
5.750%, VAR LIBOR+4.750%, 03/06/25	198	178

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Worldwide Express Term Loan
5.450%, VAR LIBOR+4.000%, 02/02/24		$581	$464

Total Shipping			795

Sovereign [0.0%]
Arab Republic of Egypt, 1st Lien
1.884%, 01/04/21(B)	CHF	576	589

Telecommunications [1.4%]
CenturyLink, Inc., Term B Loan, 1st Lien
3.239%, VAR LIBOR+2.250%, 03/15/27		6,304	5,851
Cincinnati Bell Inc., Tranche B Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 10/02/24		4,000	3,804
Colorado Buyer (Cyxtera) Second Lien
8.250%, VAR LIBOR+7.250%, 05/01/25		295	105
Connect Finco SARL, Initial Term Loan, 1st Lien
5.490%, VAR LIBOR+4.500%, 12/11/26		2,070	1,620
Consolidated Communications, Inc., Initial Term Loan, 1st Lien
4.610%, VAR LIBOR+3.000%, 10/04/23		949	828
Eircom Finco S.a r.l., Facility B (2019), 1st Lien
3.250%, VAR Euribor+3.250%, 05/15/26	EUR	3,062	3,201
Electronics for Imaging, Inc., Initial Term Loan, 1st Lien
6.450%, VAR LIBOR+5.000%, 07/23/26		1,000	813
Hargray Communications Group, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 05/16/24		375	324
Iridium Satellite LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 11/04/26		1,000	940
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
2.739%, VAR LIBOR+1.750%, 03/01/27		6,499	6,044
Masmovil Ibercom, S.A., Facility B, 1st Lien
2.625%, VAR Euribor+2.625%, 05/07/26		2,000	2,042
Neustar Second Lien
9.072%, VAR LIBOR+8.000%, 02/28/25		295	134
Neustar Term Loan B-4
4.572%, VAR LIBOR+3.500%, 08/08/24		1,709	1,289
Neustar Term Loan B-5
5.572%, 08/08/24		322	252
Numericable U.S. LLC (SFR) Term Loan B-13
4.705%, VAR LIBOR+4.000%, 08/14/26		1,965	1,862
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
4.392%, VAR LIBOR+3.688%, 01/31/26		2,388	2,221
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
3.739%, VAR LIBOR+2.750%, 07/31/25		4,180	3,836

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Telenet International Finance S.a r.l., Term Loan AQ Facility, 1st Lien
0.000%, VAR Euribor+2.250%, 04/30/29(G)		$1,000	$1,036
Zacapa (Ufinet), Term Loan B
5.572%, VAR LIBOR+4.500%, 07/02/25		1,220	1,099
Ziggo B.V., Term Loan H Facility, 1st Lien
3.000%, VAR Euribor+3.000%, 01/31/29	EUR	3,000	3,051

Total Telecommunications			40,352

Telecommunications Hybrid [0.1%]
Circet Group Circet (Odyssey Investissement)
3.250%, VAR Euribor+3.750%, 04/28/25	EUR	2,000	1,787

Transportation [0.2%]
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.200%, VAR LIBOR+2.250%, 04/06/24		1,307	1,081
Daseke Term Loan
6.000%, VAR LIBOR+5.000%, 02/27/24		1,008	907
DexKo Global, Inc. Replacement U.S. Dollar Term B Loans
4.500%, VAR LIBOR+3.500%, 07/24/24		1,058	892
Superior Industries, Closing Date Term Loan
4.989%, VAR LIBOR+4.000%, 05/22/24		909	654
Tenneco Inc, Term Loan B
3.989%, VAR LIBOR+2.750%, 10/01/25		1,772	1,214
Wabash National Corporation Term Loan B (2017)
2.870%, VAR LIBOR+2.250%, 03/18/22		864	777

Total Transportation			5,525

Utility [0.8%]
Atlantic Power, Term Loan, 1st Lien
4.103%, 04/11/25		509	489
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.989%, VAR LIBOR+3.000%, 08/01/25		2,062	1,938
Calpine Construction Term Loan B (2017)
2.989%, VAR LIBOR+2.500%, 01/31/25		684	638
Calpine Term Loan B-10
2.989%, 08/12/26		793	745
Calpine Term Loan B-9
4.200%, 04/05/26		4,386	4,156
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/02/25		3,316	2,854
Granite Generation LLC, Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 11/09/26		2,993	2,480
Lonestar II Generation Holdings LLC, Initial Term B Loan, 1st Lien
5.989%, VAR LIBOR+5.000%, 04/20/26		877	711
Lonestar II Generation Holdings LLC, Initial Term C Loan, 1st Lien
5.989%, VAR LIBOR+5.000%, 04/20/26		106	86

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Longview Power Term Loan B
7.780%, VAR LIBOR+6.000%, 04/13/21		$2,022	$303
MGroup Term Loan B
5.442%, VAR LIBOR+5.000%, 07/25/25	GBP	2,700	2,582
Talen Energy Supply Term Loan B (2019)
4.739%, 06/26/26		2,993	2,588
Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 1st Lien
2.550%, VAR LIBOR+1.750%, 12/31/25		3,333	3,154
West Deptford Term Loan B
4.739%, 07/30/26		672	551

Total Utility			23,275

Wireless Communications [0.2%]
Sprint Communications, Inc., 2019 Incremental Term Loan Retired 04/01/2020, 1st Lien
4.625%, VAR LIBOR+3.000%, 02/02/24		1,768	1,755
Sprint Communications, Inc., Initial Term Loan Retired 04/01/2020, 1st Lien
4.125%, VAR LIBOR+2.500%, 02/02/24		5,487	5,445

Total Wireless Communications			7,200

Total Loan Participations
(Cost $907,033)			762,534

Sovereign Debt [14.8%]
Abu Dhabi Government International Bond
3.125%, 09/30/49		1,367	1,278
Angolan Government International Bond, MTN
9.500%, 11/12/25		1,486	640
9.375%, 05/08/48		2,594	1,034
9.125%, 11/26/49		2,632	1,068
8.250%, 05/09/28		1,078	449
8.000%, 11/26/29		1,460	610
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,236
Argentine Republic Government International Bond
10.250%, 02/06/03(D)	EUR	12	—
10.000%, 12/07/04(D)	EUR	1,244	—
10.000%, 01/07/05(D)	EUR	132	—
10.000%, 02/22/07(D)	EUR	25	—
9.500%, 03/04/04(D)	EUR	27	45
9.000%, 11/19/08(C) (D)	EUR	15	25
8.750%, 02/04/03(D)	EUR	30	—
8.500%, 02/23/05(D)	EUR	630	686
8.500%, 07/30/10(D)	EUR	34	—
8.280%, 12/31/33		2,253	809
8.125%, 10/04/04(D)	EUR	119	—
8.125%, 04/21/08(D)	EUR	85	—
8.000%, 02/25/02(D)	EUR	2,033	—
8.000%, 02/26/08(C) (D)	EUR	114	188
8.000%, 10/30/09(D)	EUR	366	605
7.820%, 12/31/33	EUR	16,348	5,601
7.625%, 04/22/46		2,843	753
7.625%, 12/31/49(C) (D)	EUR	13	—
7.500%, 05/23/02(D)	EUR	52	—
7.500%, 04/22/26		2,250	647
7.125%, 06/10/02(D)	EUR	97	—
7.000%, 03/18/04(D)	EUR	141	—
6.875%, 04/22/21		34,846	10,365
6.875%, 01/11/48		6,750	1,814
6.250%, 11/09/47	EUR	26,926	7,123
5.875%, 01/11/28		2,083	580
5.870%, 03/31/23	EUR	28	37
5.625%, 01/26/22		2,992	892
4.625%, 01/11/23		3,675	1,088
3.875%, 01/15/22	EUR	3,785	1,065
3.750%, 12/31/38(C)		3,763	1,145
3.375%, 10/12/20	CHF	54,350	14,749
3.375%, 01/15/23	EUR	8,000	2,206
0.000%, 07/22/03(D)	EUR	66	—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
0.000%, VAR Euribor 3 Month+5.100%, 12/22/04(D)	EUR	29	$—
Bahrain Government International Bond
7.500%, 09/20/47		$2,061	1,744
7.000%, 10/12/28		366	335
Brazilian Government International Bond
8.250%, 01/20/34		514	655
7.125%, 01/20/37		820	973
6.000%, 04/07/26		251	286
5.625%, 01/07/41		446	460
5.625%, 02/21/47		840	872
5.000%, 01/27/45		1,310	1,254
4.625%, 01/13/28		1,521	1,628
Chile Government International Bond
3.240%, 02/06/28		403	428
Ciudad Autonoma De Buenos Aires, MTN
8.950%, 02/19/21		6,900	6,236
Colombia Government International Bond
8.125%, 05/21/24		1,208	1,404
7.375%, 09/18/37		957	1,201
6.125%, 01/18/41		1,578	1,822
5.625%, 02/26/44		1,306	1,447
5.000%, 06/15/45		1,120	1,159
4.000%, 02/26/24		1,146	1,165
3.875%, 04/25/27		1,217	1,209
Cordoba City
7.875%, 09/29/24		2,285	1,005
Costa Rica Government International Bond
7.000%, 04/04/44		200	162
6.125%, 02/19/31		423	359
5.625%, 04/30/43		568	415
Croatia Government International Bond
6.625%, 07/14/20		1,700	1,713
6.375%, 03/24/21		1,408	1,443
6.000%, 01/26/24		2,181	2,368
Development Bank of Kazakhstan JSC
4.125%, 12/10/22		1,826	1,794
Dominican Republic International Bond
7.500%, 05/06/21		617	619
7.450%, 04/30/44		1,074	1,053
6.875%, 01/29/26		2,324	2,332
6.850%, 01/27/45		2,268	2,104
6.600%, 01/28/24		920	910
6.500%, 02/15/48		600	534
6.000%, 07/19/28		599	568
5.875%, 04/18/24		1,532	1,522
5.500%, 01/27/25		695	673
Ecuador Government International Bond
10.750%, 03/28/22		3,781	1,186
10.750%, 01/31/29		7,315	2,098
9.650%, 12/13/26		9,727	2,565
9.625%, 06/02/27		2,526	694
9.500%, 03/27/30		2,839	852
8.875%, 10/23/27		4,113	1,054
8.750%, 06/02/23		1,773	532
7.950%, 06/20/24		2,501	713
7.875%, 01/23/28		2,829	804
Egypt Government International Bond, MTN
8.700%, 03/01/49		326	272
8.500%, 01/31/47		2,308	1,903
8.150%, 11/20/59		200	164
7.903%, 02/21/48		2,484	2,028
7.600%, 03/01/29		996	895
7.500%, 01/31/27		969	885
6.588%, 02/21/28		1,851	1,585
Egyptian Paris Club
5.056%, 01/01/21(B)		4	3
El Salvador Government International Bond
8.625%, 02/28/29		1,205	1,179
8.250%, 04/10/32		749	690
7.650%, 06/15/35		790	680
7.625%, 02/01/41		1,320	1,096
7.125%, 01/20/50		482	375
6.375%, 01/18/27		839	741
5.875%, 01/30/25		821	728
Fiji Government International Bond
6.625%, 10/02/20		8,600	8,604
Gabon Government International Bond
6.625%, 02/06/31(A)		1,545	956
6.375%, 12/12/24		1,013	711
Georgia Government International Bond
6.875%, 04/12/21		1,211	1,220
Ghana Government International Bond
8.950%, 03/26/51		502	357
8.750%, 03/11/61(A)		248	173
8.627%, 06/16/49		1,269	898
8.125%, 01/18/26		662	524

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
8.125%, 03/26/32		$1,101	$786
7.875%, 03/26/27		484	360
7.875%, 02/11/35(A)		495	351
7.625%, 05/16/29		647	468
Hungary Government International Bond
7.625%, 03/29/41		344	539
5.750%, 11/22/23		2,002	2,211
5.375%, 02/21/23		2,356	2,541
5.375%, 03/25/24		1,298	1,433
Indonesia Government International Bond
8.500%, 10/12/35		643	926
7.750%, 01/17/38		944	1,312
6.625%, 02/17/37		705	892
5.950%, 01/08/46		741	878
5.250%, 01/17/42		647	743
5.250%, 01/08/47		1,033	1,149
5.125%, 01/15/45		1,739	1,948
4.750%, 07/18/47		674	708
4.125%, 01/15/25		740	764
Iraq International Bond
5.800%, 01/15/28		579	443
Israel Government International Bond
4.500%, 04/03/20		2,000	2,000
3.875%, 07/03/50		1,000	1,000
Ivory Coast Government International Bond
6.875%, 10/17/40	EUR	1,308	1,244
6.375%, 03/03/28		614	566
6.125%, 06/15/33		200	175
5.875%, 10/17/31	EUR	1,151	1,090
Jamaica Government International Bond
7.875%, 07/28/45		696	752
Jordan Government International Bond
5.750%, 01/31/27		609	540
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45		1,266	1,664
Kenya Government International Bond
8.250%, 02/28/48		1,094	1,015
8.000%, 05/22/32		1,080	1,002
7.000%, 05/22/27		541	502
Lao People’s Democratic Republic International Bond
6.875%, 06/30/21		12,550	12,519
Lebanon Government International Bond, MTN
8.250%, 04/12/21(D)		4,507	879
7.250%, 03/23/37(D)		801	148
7.050%, 11/02/35(D)		157	30
7.000%, 03/23/32(D)		1,288	251
6.850%, 03/23/27(D)		1,922	370
6.600%, 11/27/26(D)		894	173
6.375%, 03/09/20(D)		2,072	414
6.150%, 06/19/20(D)		2,570	498
6.100%, 10/04/22(D)		4,730	911
6.000%, 01/27/23(D)		448	88
5.800%, 04/14/20(D)		1,688	334
Mexico Government International Bond, MTN
6.050%, 01/11/40		556	664
5.750%, 10/12/10		794	827
5.550%, 01/21/45		825	935
4.750%, 03/08/44		704	712
4.350%, 01/15/47		612	598
Mongolia Government International Bond
5.625%, 05/01/23		416	374
Morocco Government International Bond
5.500%, 12/11/42		465	496
4.250%, 12/11/22		1,338	1,332
Nigeria Government International Bond
9.248%, 01/21/49		513	365
7.696%, 02/23/38		845	578
7.625%, 11/28/47		1,033	694
6.750%, 01/28/21		4,526	4,209
6.500%, 11/28/27		1,345	941
Oman Government International Bond
6.750%, 01/17/48		1,742	1,163
6.500%, 03/08/47		3,246	2,138
4.750%, 06/15/26		496	357
Pakistan Government International Bond
8.250%, 04/15/24		2,532	2,253
8.250%, 09/30/25		578	509
6.875%, 12/05/27		2,945	2,461
Panama Government International Bond
9.375%, 04/01/29		556	792
8.875%, 09/30/27		655	891
7.125%, 01/29/26		310	377
6.700%, 01/26/36		1,060	1,368

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
4.500%, 05/15/47		$544	$600
4.300%, 04/29/53		1,320	1,433
4.000%, 09/22/24		465	484
Paraguay Government International Bond
4.700%, 03/27/27		591	603
4.625%, 01/25/23		668	678
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26		1,110	1,144
4.325%, 05/28/25		531	538
Peruvian Government International Bond
8.750%, 11/21/33		2,015	3,201
7.350%, 07/21/25		1,495	1,916
5.625%, 11/18/50		2,777	4,166
Philippine Government International Bond
10.625%, 03/16/25		597	788
9.500%, 02/02/30		1,453	2,198
7.750%, 01/14/31		1,267	1,801
6.375%, 10/23/34		1,005	1,342
Province of Salta
9.500%, 03/16/22		41	36
Provincia de Buenos Aires
9.950%, 06/09/21		3,428	1,028
9.125%, 03/16/24		10,768	2,800
7.875%, 06/15/27		9,500	2,470
6.500%, 02/15/23		6,500	1,690
5.375%, 01/20/23	EUR	6,002	1,557
4.000%, 05/01/20(C)	EUR	3,861	2,009
Provincia de Cordoba
7.125%, 06/10/21		33,183	21,528
Provincia de Entre Rios
8.750%, 02/08/25		17,247	6,899
Qatar Government International Bond
5.103%, 04/23/48		1,868	2,274
4.817%, 03/14/49		3,172	3,752
3.250%, 06/02/26		1,632	1,657
Republic of Belarus International Bond
7.625%, 06/29/27		978	987
6.875%, 02/28/23		2,043	2,011
6.200%, 02/28/30		662	606
Republic of South Africa Government International Bond
5.875%, 05/30/22		467	476
5.875%, 06/22/30		459	401
5.750%, 09/30/49		741	541
5.650%, 09/27/47		1,250	928
5.000%, 10/12/46		592	413
4.300%, 10/12/28		2,250	1,855
Romanian Government International Bond, MTN
6.750%, 02/07/22		1,010	1,059
6.125%, 01/22/44		218	252
4.375%, 08/22/23		1,646	1,707
3.375%, 01/28/50(A)	EUR	862	854
Russian Foreign Bond - Eurobond
5.250%, 06/23/47		2,400	2,916
4.375%, 03/21/29		1,200	1,287
4.250%, 06/23/27		600	630
Saudi Government International Bond, MTN
5.250%, 01/16/50		2,132	2,396
5.000%, 04/17/49		1,986	2,154
3.750%, 01/21/55(A)		1,423	1,316
Senegal Government International Bond
6.750%, 03/13/48		851	705
Sri Lanka Government International Bond
7.850%, 03/14/29		1,160	696
7.550%, 03/28/30		1,024	584
6.825%, 07/18/26		508	315
6.750%, 04/18/28		483	282
6.250%, 10/04/20		49,300	34,017
6.200%, 05/11/27		870	531
State Oil of the Azerbaijan Republic, MTN
4.750%, 03/13/23		203	198
Suriname Government International Bond
9.250%, 10/26/26		1,105	598
Third Pakistan International Sukuk
5.625%, 12/05/22		824	773
5.500%, 10/13/21		560	537
Turkey Government Bond
7.000%, 06/05/20		407	408
Turkey Government International Bond
7.625%, 04/26/29		391	374
7.375%, 02/05/25		1,018	1,003
7.250%, 12/23/23		386	379
6.875%, 03/17/36		282	250
6.750%, 05/30/40		513	439
6.350%, 08/10/24		1,212	1,152

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
6.250%, 09/26/22		$612	$598
6.125%, 10/24/28		985	870
6.000%, 03/25/27		924	827
6.000%, 01/14/41		511	402
5.750%, 03/22/24		766	716
5.750%, 05/11/47		1,698	1,257
5.625%, 03/30/21		376	374
5.600%, 11/14/24		2,187	2,014
4.875%, 04/16/43		1,728	1,209
4.250%, 03/13/25		2,102	1,802
3.250%, 03/23/23		523	469
Ukraine Government International Bond
9.750%, 11/01/28		1,043	1,018
8.994%, 02/01/24		896	833
7.750%, 09/01/20		32,177	31,461
7.750%, 09/01/21		3,150	3,024
7.750%, 09/01/22		464	441
7.750%, 09/01/23		1,250	1,177
7.750%, 09/01/24		565	523
7.750%, 09/01/25		2,263	2,068
7.750%, 09/01/26		1,502	1,388
7.750%, 09/01/27		898	826
7.375%, 09/25/32		4,643	4,237
0.000%, 05/31/40(F)		44,011	32,022
Uruguay Government International Bond
7.875% cash/0% PIK, 01/15/33		1,124	1,561
7.625%, 03/21/36		887	1,234
5.100%, 06/18/50		697	796
4.975%, 04/20/55		2,055	2,353
4.125%, 11/20/45		808	832
Vietnam Government International Bond
4.800%, 11/19/24		1,178	1,196
Zambia Government International Bond
8.970%, 07/30/27		2,105	834
8.500%, 04/14/24		545	221
5.375%, 09/20/22		445	189

Total Sovereign Debt
Cost ($592,220)			442,800

Mortgage-Backed Securities [5.9%]
Adagio IV CLO, Ser 2015-X, Cl F
6.650%, VAR Euribor 3 Month+6.650%, 10/15/29	EUR	1,250	793
AIG CLO, Ser 2019-1A, Cl D
5.926%, VAR ICE LIBOR USD 3 Month+3.960%, 01/20/32(A)		750	552
Arbour Clo VII DAC, Ser 2020-7X, Cl E
6.400%, VAR Euribor 3 Month+6.400%, 03/15/33	EUR	5,000	3,495
Arch Street CLO, Ser 2018-2A, Cl ER
8.266%, VAR ICE LIBOR USD 3 Month+6.300%, 10/20/28(A)		1,000	640
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.350%, VAR Euribor 3 Month+6.350%, 07/20/32	EUR	3,250	1,990
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	923
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	552
Avoca CLO XVIII DAC, Ser 2018-18X, Cl C
1.750%, VAR Euribor 3 Month+1.750%, 04/15/31	EUR	5,000	3,904
BABSN, Ser 2018-IA, Cl ER
7.319%, VAR ICE LIBOR USD 3 Month+5.500%, 01/20/31(A)		4,000	2,604
Barings Euro CLO BV, Ser 2018-3X, Cl E
5.790%, VAR Euribor 3 Month+5.790%, 07/27/31	EUR	1,900	1,291
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.500%, VAR Euribor 3 Month+6.500%, 07/24/32	EUR	2,475	1,689

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Black Diamond CLO, Ser 2017-1A, Cl C
5.886%, VAR ICE LIBOR USD 3 Month+3.950%, 04/24/29(A)		$5,000	$3,806
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	783
Black Diamond CLO DAC, Ser 2018-1A, Cl BR
3.774%, VAR ICE LIBOR USD 3 Month+1.980%, 04/26/31(A)		4,000	3,291
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	4,245
Black Diamond CLO DAC, Ser 2019-1X, Cl D
4.100%, VAR Euribor 3 Month+4.100%, 05/15/32	EUR	3,000	2,573
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
4.420%, VAR Euribor 3 Month+4.420%, 03/15/31	EUR	3,000	1,965
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
6.600%, VAR Euribor 3 Month+6.600%, 03/15/31	EUR	1,750	1,012
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl B1
1.750%, VAR Euribor 3 Month+1.750%, 05/17/31	EUR	4,500	3,898
CarVal CLO, Ser 2018-1A, Cl D
4.733%, VAR ICE LIBOR USD 3 Month+2.890%, 07/16/31(A)		5,000	3,626
Cifc Funding, Ser 2018-4RA, Cl D
7.702%, VAR ICE LIBOR USD 3 Month+5.700%, 10/17/30(A)		2,200	1,487
Columbia Cent CLO 27, Ser 2018-27A, Cl B
4.094%, VAR ICE LIBOR USD 3 Month+2.300%, 10/25/28(A)		3,000	2,692
Columbia Cent CLO 27, Ser 2018-27A, Cl C
5.094%, VAR ICE LIBOR USD 3 Month+3.300%, 10/25/28(A)		3,000	2,350
Columbia Cent CLO 27, Ser 2018-27A, Cl D
7.894%, VAR ICE LIBOR USD 3 Month+6.100%, 10/25/28(A)		1,950	1,253
Crestline Denali CLO XVI, Ser 2018-1A, Cl C
3.669%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/30(A)		4,500	3,807
CRNPT, Ser 2018-4A, Cl C
3.719%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/31(A)		2,750	2,324
CRNPT, Ser 2018-4A, Cl D
4.569%, VAR ICE LIBOR USD 3 Month+2.750%, 04/20/31(A)		3,000	2,044
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl D
4.150%, VAR Euribor 3 Month+4.150%, 06/17/32	EUR	1,500	1,186
DRYDEN 35 EURO CLO BV, Ser 2020-35X, Cl ER
6.330%, VAR Euribor 3 Month+6.330%, 01/17/33	EUR	4,700	3,359
Euro-Galaxy III CLO BV, Ser 2019-3X, Cl ERR
6.650%, VAR Euribor 3 Month+6.650%, 01/17/31	EUR	4,825	3,729
Euro-Galaxy VI CLO DAC, Ser 2018-6X, Cl C
1.550%, VAR Euribor 3 Month+1.550%, 04/11/31	EUR	3,750	3,155

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Greywolf CLO III, Ser 2020-3RA, Cl CR
5.152%, VAR ICE LIBOR USD 3 Month+3.350%, 04/15/33(A)		$3,000	$1,943
Greywolf CLO III, Ser 2020-3RA, Cl DR
8.722%, VAR ICE LIBOR USD 3 Month+6.920%, 04/15/33(A)		5,000	3,257
Greywolf CLO V, Ser 2018-1A, Cl BR
3.794%, VAR ICE LIBOR USD 3 Month+2.000%, 01/27/31(A)		4,000	3,416
Grosvenor Place CLO BV, Ser 2018-1X, Cl DRR
5.400%, VAR Euribor 3 Month+5.400%, 10/30/29	EUR	3,800	2,662
Halsey Point CLO I, Ser 2019-1A, Cl E
10.060%, VAR ICE LIBOR USD 3 Month+7.700%, 01/20/33(A)		2,000	1,390
Harvest CLO VIII DAC, Ser 2018-8X, Cl CRR
1.650%, VAR Euribor 3 Month+1.650%, 01/15/31	EUR	2,450	2,132
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	2,080
Harvest CLO XIX DAC, Ser 2018-19X, Cl C
1.700%, VAR Euribor 3 Month+1.700%, 04/14/31	EUR	5,500	4,755
Harvest CLO XVI DAC, Ser 2018-16X, Cl DR
3.450%, VAR Euribor 3 Month+3.450%, 10/15/31	EUR	2,000	1,639
Jamestown CLO XIV, Ser 2019-14A, Cl D
8.951%, VAR ICE LIBOR USD 3 Month+7.040%, 10/20/32(A)		3,600	2,569
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month+8.750%, 01/15/30	EUR	2,000	1,378
Man GLG Euro CLO IV DAC, Ser 2018-4X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 05/15/31	EUR	3,900	3,248
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl D1
3.550%, VAR Euribor 3 Month+3.550%, 12/15/31	EUR	2,500	1,971
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
%, VAR Euribor 3 Month+5.390%, 10/15/32	EUR	1,300	742
Marathon CLO 14, Ser 2019-2A, Cl C2
7.873%, VAR ICE LIBOR USD 3 Month+5.970%, 01/20/33(A)		$2,000	1,462
Marble Point CLO XII, Ser 2018-1A, Cl D
4.843%, VAR ICE LIBOR USD 3 Month+3.000%, 07/16/31(A)		5,000	3,405
MidOcean Credit CLO VI, Ser 2019-6A, Cl DR
5.569%, VAR ICE LIBOR USD 3 Month+3.750%, 01/20/29(A)		3,000	2,218
Mountain View CLO, Ser 2018-9A, Cl CR
4.951%, VAR ICE LIBOR USD 3 Month+3.120%, 07/15/31(A)		2,500	1,614
Northwoods Capital 20, Ser 2019-20A, Cl E
9.751%, VAR ICE LIBOR USD 3 Month+7.850%, 01/25/30(A)		3,000	2,015

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	$2,404
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	673
Ocean Trails CLO VII, Ser 2019-7A, Cl E
8.716%, VAR ICE LIBOR USD 3 Month+6.880%, 04/17/30(A)		$3,000	1,843
Octagon Investment Partners XXIII, Ser 2018-1A, Cl CR
3.681%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/27(A)		3,000	2,694
OZLM XXII, Ser 2018-22A, Cl B
3.636%, VAR ICE LIBOR USD 3 Month+1.800%, 01/17/31(A)		3,500	3,004
OZLM XXII, Ser 2018-22A, Cl D
7.136%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(A)		1,800	1,133
OZLME IV DAC, Ser 2018-4X, Cl C1
1.850%, VAR Euribor 3 Month+1.850%, 07/27/32	EUR	1,850	1,608
Parallel, Ser 2018-1A, Cl C
4.619%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(A)		2,000	1,370
Pikes Peak CLO 5, Ser 2020-5A, Cl E
7.869%, VAR ICE LIBOR USD 3 Month+6.700%, 04/20/33(A)		2,500	1,382
Saranac CLO III, Ser 2018-3A, Cl CR
3.545%, VAR ICE LIBOR USD 3 Month+2.350%, 06/22/30(A)		5,000	4,295
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.839%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	1,915
St. Paul’s CLO III-R DAC, Ser 2018-3RX, Cl CR
1.600%, VAR Euribor 3 Month+1.600%, 01/15/32	EUR	2,750	2,517
Tralee CLO V, Ser 2018-5A, Cl D
5.019%, VAR ICE LIBOR USD 3 Month+3.200%, 10/20/28(A)		3,000	2,226
Trimaran Cavu, Ser 2019-1A, Cl C1
5.116%, VAR ICE LIBOR USD 3 Month+3.150%, 07/20/32(A)		4,000	3,502
Trimaran Cavu, Ser 2019-1A, Cl D
6.116%, VAR ICE LIBOR USD 3 Month+4.150%, 07/20/32(A)		2,000	1,433
Trimaran Cavu, Ser 2019-2A, Cl C
6.631%, VAR ICE LIBOR USD 3 Month+4.720%, 11/26/32(A)		4,000	3,038
Trimaran CAVU 2019-2, Ser 2019-2A, Cl D
8.861%, VAR ICE LIBOR USD 3 Month+6.950%, 11/26/32(A)		1,750	1,162
Trinitas CLO III, Ser 2018-3A, Cl CR
3.731%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/27(A)		4,000	3,607

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Venture CDO, Ser 2018-31A, Cl C1
3.769%, VAR ICE LIBOR USD 3 Month+1.950%, 04/20/31(A)		$4,000	$3,369
Vesey Park CLO DAC, Ser 2020-1X, Cl D
%, VAR Euribor 3 Month+7.160%, 11/16/32	EUR	2,000	1,906
VIBR, Ser 2018-8A, Cl D
7.716%, VAR ICE LIBOR USD 3 Month+5.750%, 01/20/31(A)		2,000	1,256
Voya Euro CLO I DAC, Ser 2018-1X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 10/15/30	EUR	2,500	2,122
Voya Euro CLO I DAC, Ser 2018-1X, Cl D
2.500%, VAR Euribor 3 Month+2.500%, 10/15/30	EUR	3,075	2,125
Voya Euro CLO II DAC, Ser 2019-2X, Cl E
5.900%, VAR Euribor 3 Month+5.900%, 07/15/32	EUR	1,500	1,006
Z Capital Credit Partners CLO, Ser 2018-1A, Cl DR
4.943%, VAR ICE LIBOR USD 3 Month+3.100%, 07/16/27(A)		4,000	3,170
Zais CLO 5, Ser 2016-2A, Cl B
5.301%, VAR ICE LIBOR USD 3 Month+3.300%, 10/15/28(A)		4,500	4,000
Zais CLO 8, Ser 2018-1A, Cl C
3.581%, VAR ICE LIBOR USD 3 Month+1.750%, 04/15/29(A)		4,000	3,350

Total Mortgage-Backed Securities
Cost ($250,326)			177,024

Description	Acquisition Cost (000)	Value (000)
Life Settlement Contracts [4.4%](B)(H)(I)
American General Life #460L, Acquired 05/30/2014	303	$765
American General Life #508L, Acquired 05/30/2014	2,595	2,464
American General Life #542L, Acquired 07/30/2015	83	365
American General Life #906L, Acquired 07/30/2015	479	2,793
American General Life #964L, Acquired 07/30/2015	1,459	2,055
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	8,325
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	4,103
AXA Equitable Life #1898, Acquired 11/04/2013	441	733
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,900
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	3,553
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	1,558
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,894
AXA Equitable Life #9345, Acquired 11/04/2013	143	893
Guardian Insurance #0346, Acquired 11/04/2013	646	2,978
Hartford Life #4700, Acquired 11/24/2015	81	163
ING Reliastar #1234, Acquired 12/05/2013	1,067	4,545
ING Reliastar #3394, Acquired 05/30/2014	3,687	7,450
ING Reliastar #4842, Acquired 11/20/2013	921	4,046
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,826
John Hancock #0430, Acquired 05/30/2014	2,418	4,000
John Hancock #0801, Acquired 05/30/2014	1,564	2,255
John Hancock #1929, Acquired 05/30/2014	3,812	4,337
John Hancock #5072, Acquired 05/30/2014	1,409	3,585
John Hancock #5080, Acquired 11/19/2013	313	3,568

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Acquisition Cost (000)	Value (000)
John Hancock #5885, Acquired 05/30/2014	894	$1,764
John Hancock #6686, Acquired 05/30/2014	3,035	3,109
John Hancock #6912, Acquired 05/30/2014	1,065	1,792
Lincoln National #0019, Acquired 09/17/2015	2,460	3,909
Lincoln National #4654, Acquired 05/30/2014	721	382
Lincoln National #4754, Acquired 09/17/2015	1,029	4,835
Lincoln National #4754, Acquired 09/17/2015	610	3,059
Lincoln National #5658, Acquired 09/17/2015	329	1,439
Lincoln National #7099, Acquired 09/17/2015	1,254	2,933
Lincoln National #8558, Acquired 09/17/2015	1,659	3,952
Mass Mutual #1849, Acquired 11/05/2013	2,926	5,314
Mass Mutual #5167, Acquired 05/30/2014	63	1,837
Mass Mutual #5681, Acquired 11/05/2013	288	2,629
Mass Mutual #5864, Acquired 05/30/2014	4,668	–
Met Life #8MLU, Acquired 05/20/2014	1,413	1,340
Penn Life #8183, Acquired 10/18/2016	46	113
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,506
Phoenix Life #5715, Acquired 10/18/2016	569	2,228
Phoenix Life #6157, Acquired 10/18/2016	569	2,260
Phoenix Life #6161, Acquired 05/30/2014	3,472	9,178
Phoenix Life #8499, Acquired 05/30/2014	756	1,164
Phoenix Life #8509, Acquired 05/30/2014	761	1,164
Principal Financial #6653, Acquired 10/30/2013	306	440
Security Mutual Life #5380, Acquired 10/28/2013	410	–
Transamerica #1708, Acquired 10/28/2013	957	2,717
Transamerica #3426, Acquired 11/12/2013	274	519

Description	Acquisition Cost (000)/Shares	Value (000)
Transamerica #8205, Acquired 10/28/2013	714	$1,564

Total Life Settlement Contracts
(Cost $72,154)		131,301

Exchange Traded Funds [1.8%]
Aberdeen Asia-Pacific Income Fund	1,069,000	3,613
Aberdeen Income Credit Strategies Fund	26,437	194
Angel Oak Financial Institutional Bond Fund	19,952	341
Apollo Senior Floating Rate Fund	107,890	1,253
Apollo Tactical Income Fund	249,267	2,824
BlackRock Floating Rate Income Strategies Fund	9,750	98
BlackRock Floating Rate Income Trust	9,719	95
BlackRock Limited Duration Income Trust	13,542	171
BlackRock Multi-Sector Income Trust	4,854	59
BlackRock MuniYield Pennsylvania Quality Fund	132,388	1,777
Blackstone	356,577	3,720
BNY Mellon High Yield Strategies Fund	274,083	622
Credit Suisse High Yield Bond Fund	243,984	447
Eaton Vance Senior Floating-Rate Trust	50,208	496
Eaton Vance Senior Income Trust	24,621	114
First Trust Senior Floating Rate Income Fund II	34,858	332
Franklin Duration Income Trust	331,374	2,601
Highland Income Fund	398,000	3,395
Ivy High Income Opportunities Fund	68,092	708
KKR Income Opportunities Fund	2,753	29
Morgan Stanley Emerging Markets Domestic Debt Fund	691,000	3,600
New America High Income Fund	306,251	2,125
Nuveen Credit Strategies Income Fund	203,909	1,156

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares	Value (000)
Nuveen Floating Rate Income Fund	80,567	$608
Nuveen Floating Rate Income Opportunity Fund	439,289	3,264
Nuveen New Jersey Municipal Value Fund	27,128	347
Nuveen New Jersey Quality Municipal Income Fund	12,301	165
Nuveen Ohio Quality Municipal Income Fund	228,703	3,369
Nuveen Senior Income Fund	1,696	8
Nuveen Short Duration Credit Opportunities Fund	302,000	3,286
Pioneer Floating Rate Fund	4,528	35
RiverNorth Marketplace Lending	193,379	3,125
Templeton Global Income Fund	2,000	11
THL Credit Senior Loan Fund	178,835	2,067
Vertical Capital Income Fund	311,000	2,606
Virtus Global Multi-Sector Income Fund	31,443	303
Vivaldi Opportunities Fund	9,932	110
Wells Fargo Multi-Sector Income Fund	1,472	14
Western Asset Emerging Markets Debt Fund	75,445	794
Western Asset High Income Fund II	336,020	1,683
Western Asset Inflation-Linked Opportunities & Income Fund	470	5
XAI Octagon Floating Rate Alternative Income Term Trust	130,186	585

Total Exchange Traded Funds
(Cost $62,999)		52,155

Open-End Funds [0.6%]
AllianceBernstein Global High Income Fund	99,905	925
Ares Dynamic Credit Allocation Fund	323,562	3,491
Invesco Dynamic Credit Opportunities Fund	436,000	3,479
Invesco Senior Income Trust	1,117,500	3,598

Description	Shares/Face Amount (000)(1)		Value (000)
SPDR Bloomberg Barclays High Yield Bond ETF		38,900	$3,686
Templeton Emerging Markets Income Fund		477,755	3,574

Total Open-End Funds
(Cost $23,862)			18,753

Convertible Bonds [0.5%]
Coal Mining [0.0%]
New World Resources
4.000% cash/0% PIK, 10/07/20(D)	EUR	380	7

Medical Products & Services [0.0%]
Bio City Development
8.000%, 07/06/19		1,000	94

Petroleum & Fuel Products [0.4%]
Tullow Oil Jersey
6.625%, 07/12/21		36,400	12,018

Real Estate Oper/Develop [0.1%]
No. Va Land Investment Group
5.500%, 04/27/23		1,159	1,116

Transportation Services [0.0%]
BW Offshore
2.500%, 11/12/24		1,000	740

Total Convertible Bonds
Cost ($34,772)			13,975

Limited Partnership [0.4%]
Cartesian LP*		10,000	11,417

Total Limited Partnership
(Cost $10,000)			11,417

Common Stock [0.1%]
Agricultural [0.0%]
Mriya Farming PLC *		2,903	—

Broadcasting [0.0%]
iHeartMedia *		12,136	89

Chemicals [0.0%]
Hexion Holdings *		21,096	201

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares/Number of Warrants	Value (000)
Coal Mining [0.0%]
Black Hawk Mining *	5,043	$319

Consumer Cyclical [0.0%]
TruKid *	257	836

Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	—

Energy [0.0%]
Templar Energy, Cl A *	105,419	1

Health Care [0.0%]
Novartex	180,000	363

Manufacturing [0.0%]
Vivarte	6,400	12

Oil, Gas & Consumable Fuels [0.1%]
Gulf Keystone Petroleum	2,140,000	1,794
Savannah Petroleum *	4,307,451	426

Total Oil, Gas & Consumable Fuels		2,220

Services [0.0%]
A’ayan Leasing & Investment KSCP *	1,169,438	92
Astana Finance *	208,618	—
Wayne Services Legacy *	257	—

Total Services		92

Total Common Stock
(Cost $9,959)		4,133

Warrants [0.0%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $.0001	49,000	1,323
Toys ‘R’ Us/Hill Street
Expires 06/21/21* (J)	14,773	7

Total Warrants
(Cost $6,407)		1,330

Description	Shares	Value (000)
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund	169,471	$1,339

Total Closed-End Fund
(Cost $1,668)		1,339

Short-Term Investment** [4.0%]
SEI Daily Income Trust Government Fund, Cl F, 0.290%	119,306,983	119,307

Total Short-Term Investment
(Cost $119,307)		119,307

Total Investments [97.1%]
(Cost $3,666,179)		$2,898,469

Percentages are based on Net Assets of $2,984,209 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2020, the value of these securities amounted to $451,811 (000), representing 15.1% of the net assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Step Bond — The rate reported is the rate in effect on March 31, 2020. The coupon on a step bond changes on a specific date.

(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Unsettled bank loan, Interest rate not available.

(H)	Security is considered illiquid. The total market value of such security as of March 31, 2020, was $131,301 (000) and represented 4.40% of the net assets of the Fund.

(I)	Security is considered restricted. The total market value of such securities as of March 31, 2020, was $131,301 (000) and represented 4.40% of the Net Assets of the Fund.

(J)	Strike Price is unavailable.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (continued)

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ETF — Exchange-Traded Fund

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

ICE — Intercontinental Exchange

JPY — Japanese Yen

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid in-kind

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depositary Receipts

TL — Term Loan

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	04/08/20	USD	6,282	GBP	5,260	$252
U.S. Bank	04/08/20	USD	595	GBP	460	(23)
U.S. Bank	04/08/20	GBP	32,380	USD	42,170	1,944
U.S. Bank	05/13/20	GBP	5,150	USD	6,061	(342)
U.S. Bank	04/08/20 - 04/09/20	USD	71,176	EUR	65,510	1,097
U.S. Bank	04/08/20	USD	10,948	EUR	9,800	(136)
U.S. Bank	04/08/20 - 04/15/20	EUR	333,599	USD	379,182	11,137
U.S. Bank	05/13/20	EUR	29,500	USD	32,376	(216)
U.S. Bank	05/13/20	USD	5,314	CHF	5,200	101
U.S. Bank	05/13/20	CHF	13,900	USD	14,501	27
U.S. Bank	05/13/20	CHF	8,623	USD	8,834	(145)
U.S. Bank	05/13/20	JPY	597,218	USD	5,417	(149)
						$13,547

The following is a list of the inputs used as of March 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$1,162,399	$2	$1,162,401
Loan Participations	—	760,332	2,202	762,534
Sovereign Debt	—	442,797	3	442,800
Mortgage-Backed Securities	—	177,024	—	177,024
Life Settlement Contracts	—	—	131,301	131,301
Exchange Traded Funds	52,155	—	—	52,155
Open-End Funds	18,753	—	—	18,753
Convertible Bonds	—	13,975	—	13,975
Limited Partnership	—	11,417	—	11,417
Common Stock	3,813	320	—	4,133
Warrants	—	7	1,323	1,330
Closed-End Fund	1,339	—	—	1,339
Short-Term Investment	119,307	—	—	119,307
Total Investments in Securities	$195,367	$2,568,271	$134,831	$2,898,469

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$14,558	$—	$14,558
Unrealized Depreciation	—	(1,011)	—	(1,011)
Total Other Financial Instruments	$—	$13,547	$—	$13,547

*	Forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1)

Of the $134,831(000) in Level 3 securities as of March 31, 2020, $131,301(000) or 97.4% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

consolidated schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Fixed Income Opportunities Fund (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2020:

	Corporate Bond	Investments in Loan Participations	Investments in Sovereign Debt
Beginning balance as of October 1, 2019	$12	$2,647	$3
Accrued discounts/ premiums	(12)	(171)	—
Realized gain/(loss)	14	—	—
Change in unrealized appreciation/(depreciation)	—	(53)	—
Purchases	—	—	—
Sales/paydowns	(12)	(221)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2020	$2	$2,202	$3
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(53)	$—

	Investments in Life Settlement Contracts	Warrants	Total
Beginning balance as of October 1, 2019	$140,944	$1,960	$145,566
Accrued discounts/ premiums	—	(637)	(820)
Realized gain/(loss)	—	—	14
Change in unrealized appreciation/(depreciation)	(9,643)	—	(9,696)
Purchases	—	—	—
Sales/paydowns	—	—	(233)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2020	$131,301	$1,323	$134,831
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(9,643)	$—	$(9,696)

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2020. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2020 (000)	Valuation Techniques
Life Settlement Contracts	$131,301	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and the interrelationships between them could result in significantly higher or lower fair value measurements. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended March 31, 2020, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

At March 31, 2020, the Fund had the following investments in life settlement contracts:

Year	Number of Contracts	Fair Value (000)	Face Value (Death Benefits) (000)
2021	4	$16,758,263	$23,500,000
2022	6	24,033,527	41,393,213
2023	15	46,442,609	101,000,000
2024	9	19,592,998	56,500,000
Thereafter	17	24,473,267	100,499,551
	51	$131,300,664	$322,892,764

For the period ended March 31, 2020, the net change to fair value on life settlement contracts, net of premiums paid and continuing costs disclosed in the Fund’s Consolidated Statement of Operations, as part of the unrealized appreciation/(depreciation) on investments, consisted of a net negative change to fair value on life settlement contracts of $7,936,440, offset by $11,522,496 in premiums paid and continuing costs associated with its investment in the policies. For the period ended March 31, 2020, the Fund realized gains of $16,292,951 on matured life settlement contracts, which are disclosed in the Consolidated Statement of Operations, as part of the realized gain/(loss) on investments.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Short Term Emerging Markets Debt Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [78.9%]
Banks [3.9%]
Access Bank, MTN
10.500%, 10/19/21	$8,465	$8,255
African Export-Import Bank, MTN
4.000%, 05/24/21	400	389
Banco do Brasil
5.375%, 01/15/21	150	149

Total Banks		8,793

Building-Heavy Construct [0.1%]
Andrade Gutierrez International
11.000% cash/12.000%
PIK, 08/20/21	202	151

Total Building-Heavy Construct		151

Computer System Design & Services [5.0%]
HT Global IT Solutions Holdings
7.000%, 07/14/21	13,160	11,324

Drugs [4.9%]
Glenmark Pharmaceuticals
4.500%, 08/02/21	10,100	9,499
Jubilant Pharma
4.875%, 10/06/21	1,707	1,588

Total Drugs		11,087

Electric Utilities [3.0%]
Centrais Eletricas Brasileiras
5.750%, 10/27/21	1,200	1,190
Instituto Costarricense de Electricidad
6.950%, 11/10/21	5,990	5,638

Total Electric Utilities		6,828

Entertainment & Gaming [5.4%]
NagaCorp
9.375%, 05/21/21	12,141	12,268

Medical Products & Services [1.8%]
Teva Pharmaceutical Finance BV
3.650%, 11/10/21	45	43
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	4,303	4,139

Total Medical Products & Services		4,182

Metals & Mining [3.0%]
Vedanta Resources
8.250%, 06/07/21	15,097	6,931

Paper & Related Products [5.5%]
Eldorado International Finance GmbH
8.625%, 06/16/21	14,697	12,585

Petroleum & Fuel Products [21.2%]
Georgian Oil and Gas JSC
6.750%, 04/26/21	9,305	8,778
Oleoducto Central
4.000%, 05/07/21	1,100	1,045
Pan American Energy
7.875%, 05/07/21	12,680	11,111
Pertamina Persero
5.250%, 05/23/21	200	199
Petroleos Mexicanos
6.375%, 02/04/21	460	434
Petroleos Mexicanos, MTN
2.500%, 08/21/21	7,500	7,282
Tullow Oil Jersey
6.625%, 07/12/21	32,800	10,829
YPF
8.500%, 03/23/21	12,917	8,712

Total Petroleum & Fuel Products		48,390

Real Estate Oper/Develop [9.9%]
Alam Synergy Pte
11.500%, 04/22/21	14,905	11,849
Global Prime Capital Pte
7.250%, 04/26/21	12,058	10,798

Total Real Estate Oper/Develop		22,647

Telephones & Telecommunications [7.7%]
Telecom Argentina
6.500%, 06/15/21	20,783	17,484

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Short Term Emerging Markets Debt Fund (continued)

Description	Face Amount (000)		Value (000)
Transportation Services [7.5%]
Global Liman Isletmeleri
8.125%, 11/14/21		$15,430	$7,561
Ukraine Railways via Shortline
9.875%, 09/15/21		10,024	9,449

Total Transportation Services			17,010

Total Corporate Bonds
(Cost $237,481)			179,680

Sovereign Debt [18.8%]
Argentine Republic Government International Bond
6.875%, 04/22/21		7,574	2,246
3.375%, 10/12/20	CHF	8,250	2,239
Ciudad Autonoma De Buenos Aires, MTN
8.950%, 02/19/21		457	413
Lao People’s Democratic Republic International Bond
6.875%, 06/30/21		15,000	14,963
Nigeria Government International Bond
6.750%, 01/28/21		800	744
Provincia de Buenos Aires
4.000%, 05/01/20(A)	EUR	9,490	4,930
Provincia de Cordoba
7.125%, 06/10/21		9,747	6,323
Provincia de Neuquen Argentina
7.875%, 04/26/21		666	534
Sri Lanka Government International Bond
6.250%, 07/27/21		12,833	8,470
Ukraine Government International Bond
7.750%, 09/01/21		2,000	1,920

Total Sovereign Debt
(Cost $60,499)			42,782

Description	Shares	Value (000)
Short-Term Investment* [2.0%]
SEI Daily Income Trust Government Fund, Cl F, 1.290%	4,665,938	$4,666

Total Short-Term Investment
(Cost $4,666)		4,666

Total Investments [99.7%]
(Cost $302,646)		$227,128

Percentages are based on Net Assets of $227,716 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2020.

(A)	Step Bond – Represents the current rate, the step rate, the step date and the final maturity date.

CHF — Swiss Franc

Cl — Class

EUR — Euro

JSC — Joint Stock Company

MTN — Medium Term Note

PIK — Paid-in Kind

USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	05/13/20	CHF	1,900	USD	1,984	$5
U.S. Bank	05/13/20	CHF	700	USD	715	(13)
U.S. Bank	05/13/20	EUR	11,750	USD	12,795	(185)
						$(193)

For the period ended March 31, 2020, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Short Term Emerging Markets Debt Fund (concluded)

The following is a list of the inputs used as of March 31, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$179,680	$—	$179,680
Sovereign Debt	—	42,782	—	42,782
Short-Term Investment	4,666	—	—	4,666
Total Investments in Securities	$4,666	$222,462	$—	$227,128

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$5	$—	$5
Unrealized Depreciation	—	(198)	—	(198)
Total Other Financial Instruments	$—	$(193)	$—	$(193)

*	Forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [78.3%]
Communication Services [6.2%]
AT&T	109,500	$3,192
BCE	63,000	2,574
Verizon Communications	119,167	6,403

Total Communication Services		12,169

Consumer Staples [20.6%]
Altria Group	144,550	5,590
Clorox	37,700	6,532
Coca-Cola	81,772	3,618
General Mills	72,780	3,841
Hershey	25,400	3,366
Kellogg	47,000	2,819
Kimberly-Clark	19,000	2,429
Philip Morris International	61,700	4,502
Procter & Gamble	49,349	5,428
Unilever ADR	39,300	1,987

Total Consumer Staples		40,112

Financials [6.2%]
Ares Capital	95,100	1,025
Arthur J Gallagher	29,400	2,397
Cincinnati Financial	60,650	4,576
Compass Diversified Holdings(A)	153,000	2,050
JPMorgan Chase	22,700	2,044

Total Financials		12,092

Health Care [5.9%]
Bristol-Myers Squibb	54,200	3,021
Merck	73,150	5,628
Pfizer	87,944	2,871

Total Health Care		11,520

Industrials [6.4%]
Eaton	30,000	2,331
Lockheed Martin	30,117	10,208

Total Industrials		12,539

Information Technology [6.0%]
Intel	137,000	7,415
Paychex	68,200	4,291

Total Information Technology		11,706

Materials [2.2%]
Sonoco Products	84,650	3,923
Westrock	11,000	311

Total Materials		4,234

REITs [9.3%]
Crown Castle International	25,600	3,697
Healthcare Trust of America, Cl A	107,700	2,615
Lamar Advertising, Cl A	44,800	2,297
Mid-America Apartment Communities	29,000	2,988
National Retail Properties	59,500	1,915
Prologis	56,689	4,556

Total REITs		18,068

Utilities [15.5%]
American Electric Power	34,900	2,791
Avangrid	59,000	2,583
Brookfield Infrastructure, Cl A *	7,511	244
Brookfield Infrastructure Partners(A)	67,600	2,431
Dominion Energy	36,300	2,621
Duke Energy	68,006	5,500
Entergy	13,700	1,287
Eversource Energy	44,542	3,484

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale Dividend & Income Fund (concluded)

Description	Shares	Value (000)
Pinnacle West Capital	30,135	$2,284
WEC Energy Group	38,050	3,353
Xcel Energy	62,100	3,745

Total Utilities		30,323

Total Common Stock
(Cost $123,806)		152,763

Preferred Stock [2.8%]
Communication Services [0.1%]
Qwest, 7.000%	10,000	229

Financials [0.9%]
AmTrust Financial Services, 7.500%	10,000	170
Bank of America, 5.375%	20,000	498
First Republic Bank, 5.500%	10,000	248
JPMorgan Chase, 6.000%	10,000	262
MetLife, 5.625%	10,000	250
Wells Fargo, 5.625%	11,596	287

Total Financials		1,715

REITs [1.2%]
Brookfield Property Partners, 5.750%	7,500	105
Digital Realty Trust, 5.250%	10,000	238
National Retail Properties, 5.200%	10,000	219
National Storage Affiliates Trust, 6.000%	20,000	459
PS Business Parks, 5.200%	10,000	230
Public Storage, 5.050%	30,000	731
Vornado Realty Trust, 5.250%	20,000	391

Total REITs		2,373

Utilities [0.6%]
Brookfield Renewable Partners, 5.250% *	10,000	195
Dominion Energy, 5.250%	5,000	123
DTE Energy, 5.250%	20,000	480
Southern, 6.250%	10,000	252

Total Utilities		1,050

Total Preferred Stock
(Cost $5,852)		5,367

Description	Shares	Value (000)
Exchange Traded Funds [2.4%]
Invesco Preferred ETF	291,000	$3,830
iShares Preferred & Income Securities ETF	27,300	869

Total Exchange Traded Funds
(Cost $5,348)		4,699

Short-Term Investment** [15.9%]
SEI Daily Income Trust Government Fund, Cl F, 0.290%	31,045,662	31,046

Total Short-Term Investment
(Cost $31,046)		31,046

Total Investments [99.4%]
(Cost $166,052)		$193,875

Percentages are based on Net Assets of $195,088 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

(A)	Security is a Master Limited Partnership. At March 31, 2020, such securities amounted to $4,481 (000), or 2.3% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of March 31, 2020, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [83.8%]
Aerospace & Defense [1.4%]
Northrop Grumman	12,000	$3,630

Beverages [2.2%]
PepsiCo	49,000	5,885

Capital Markets [2.4%]
CME Group, Cl A	36,000	6,225

Commercial Banks [2.3%]
JPMorgan Chase	68,000	6,122

Commercial Services & Supplies [1.8%]
Cintas	27,000	4,677

Diversified Financial Services [1.9%]
Berkshire Hathaway, Cl B *	27,000	4,936

Electric Utilities [1.8%]
NextEra Energy	20,000	4,812

Entertainment [1.8%]
Walt Disney	48,000	4,637

Food & Staples Retailing [5.3%]
Costco Wholesale	21,000	5,988
CVS Health	44,000	2,610
Walmart	46,000	5,227

Total Food & Staples Retailing		13,825

Health Care Equipment & Supplies [3.6%]
Danaher	35,000	4,844
Edwards Lifesciences *	25,000	4,716

Total Health Care Equipment & Supplies		9,560

Health Care Providers & Services [3.6%]
UnitedHealth Group	38,000	9,476

Hotels, Restaurants & Leisure [2.1%]
McDonald’s	33,000	5,457

Household Products [1.4%]
Colgate-Palmolive	57,000	3,782

Industrial Conglomerates [0.8%]
Roper Technologies	7,000	2,183

Insurance [1.8%]
Aon	16,000	2,641
Chubb	18,000	2,010

Total Insurance		4,651

Interactive Media & Services [4.5%]
Alphabet, Cl A *	6,800	7,901
Facebook, Cl A *	23,000	3,836

Total Interactive Media & Services		11,737

Internet & Catalog Retail [1.5%]
Alibaba Group Holding ADR *	20,000	3,890

IT Services [9.2%]
Accenture, Cl A	36,000	5,877
Mastercard, Cl A	34,000	8,213
Visa, Cl A	63,000	10,151

Total IT Services		24,241

Life Sciences Tools & Services [4.0%]
Charles River Laboratories International *	22,000	2,777
Thermo Fisher Scientific	27,000	7,657

Total Life Sciences Tools & Services		10,434

Machinery [1.7%]
Ingersoll Rand *	38,826	963
Trane Technologies	44,000	3,634

Total Machinery		4,597

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

schedule of investments
March 31, 2020 (Unaudited)
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Media [1.6%]
Comcast, Cl A	126,000	$4,332

Multi-Utilities [1.1%]
CMS Energy	48,000	2,820

Pharmaceuticals [2.8%]
Johnson & Johnson	20,000	2,622
Zoetis, Cl A	40,000	4,708

Total Pharmaceuticals		7,330

Real Estate Investment Trusts [3.2%]
Equinix	7,000	4,372
Essex Property Trust	18,000	3,964

Total Real Estate Investment Trusts		8,336

Semiconductors & Semiconductor Equipment [1.1%]
ASML Holding, Cl G	11,000	2,878

Software [8.3%]
Adobe *	20,000	6,365
Microsoft	98,000	15,456

Total Software		21,821

Specialty Retail [2.8%]
Home Depot	40,000	7,468

Technology Hardware, Storage & Peripherals [4.5%]
Apple	46,000	11,697

Water Utilities [1.5%]
American Water Works	32,000	3,826

Wireless Telecommunication Services [1.8%]
T-Mobile US *	55,000	4,615

Total Common Stock
(Cost $136,228)		219,880

Description	Shares	Value (000)
Short-Term Investment** [16.2%]
SEI Daily Income Trust Government Fund, Cl F, 0.290%	42,432,868	$42,433

Total Short-Term Investment
(Cost $42,433)		42,433

Total Investments [100.0%]
(Cost $178,661)		$262,313

Percentages are based on Net Assets of $262,333 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2020.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2020, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

statements of assets and liabilities (000)
March 31, 2020 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund		City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including repurchase agreements)	$3,905,468	$39,878		$127,201	$76,967
Investments in securities, at value	$2,887,468	$41,494		$124,481	$78,686
Repurchase agreements, at value	1,018,000	—		—	—
Affiliated Investments, at value	—	—		3,099	—
Cash	—	51		—	—
Dividend and interest receivable	754	184		874	953
Receivable for capital shares sold	—	50		168	3
Foreign tax reclaim receivable	—	—		7	—
Prepaid expenses	93	1		4	2
Total Assets	$3,906,315	$41,780		$128,633	$79,644

LIABILITIES:
Payable for income distributions	$290	$32		$178	$77
Payable for capital shares redeemed	—	67		267	258
Investment advisory fees payable	395			33	4
Shareholder servicing and distribution fees payable	783	9		28	17
Administrative fees payable	59	14		15	14
Trustee fees payable	—	15		15	—
Accrued expenses	167	10		17	43
Total Liabilities	$1,694	$147		$553	$413
Net Assets	$3,904,621	$41,633		$128,080	$79,231

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$3,904,618	$40,842		$129,355	$77,518
Total distributable earnings/(loss)	3	791		(1,275)	1,713
Net Assets	$3,904,621	$41,633		$128,080	$79,231

Institutional Class Shares:
Net Assets ($Dollars)	$—	$12,461		$—	$—
Total shares outstanding at end of year	—	1,148		—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$10.86	*	$—	$—

Class N Shares:
Net Assets ($Dollars)	$458,566,535	2,894,308		$10,076,909	$7,755,947
Total shares outstanding at end of year	458,561,803	264,845		972,363	723,208
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.93		$10.36	$10.72

Class S Shares:
Net Assets ($Dollars)	$289,211,602	$—		$—	$—
Total shares outstanding at end of year	289,204,690	—		—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$—		$—	$—

Servicing Class Shares:
Net Assets ($Dollars)	$3,156,842,853	$38,727,177		$118,002,742	$71,475,425
Total shares outstanding at end of year	3,156,853,760	3,549,705		11,403,916	6,686,395
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$10.91		$10.35	$10.69

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of March 31, 2020 does not calculate to the stated NAV per share due to rounding of net assets and shares.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2020 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Short Term Emerging Markets Debt Fund
ASSETS:
Cost of securities (including repurchase agreements)	$1,493,840	$102,005	$3,666,179	$302,646
Investments in securities, at value	$1,447,107	$103,488	$2,898,469	$227,128
Cash	100	—	8,313	—
Foreign currency	—	—	20,971	—
Dividend and interest receivable	19,140	722	45,079	6,491
Foreign tax reclaim receivable	—	—	236	—
Receivable for capital shares sold	2,520	131	7,464	—
Receivable for investment securities sold	8,942	—	66,190	—
Unrealized gain on forward foreign currency contracts	—	—	14,558	5
Deferred Offering costs	—	—	—	17
Prepaid expenses	47	3	113	5
Total Assets	$1,477,856	$104,344	$3,061,393	$233,646

LIABILITIES:
Payable for investment securities purchased	$12,412	$—	$71,342	$3,929
Payable for income distributions	2,536	—	—	1,125
Payable for capital shares redeemed	565	146	1,614	447
Unrealized loss on forward foreign currency contracts	—	—	1,011	198
Investment advisory fees payable	646	23	1,405	110
Shareholder servicing and distribution fees payable	530	43	1,439	55
Trustee fees payable	—	15	—	12
Administrative fees payable	35	15	62	17
Accrued expenses	128	15	311	37
Total Liabilities	$16,852	$257	$77,184	$5,930
Net Assets	$1,461,004	$104,087	$2,984,209	$227,716

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$1,544,997	$103,691	$3,939,843	$301,558
Total distributable earnings/(loss)	(83,993)	396	(955,634)	(73,842)
Net Assets	$1,461,004	$104,087	$2,984,209	$227,716

Institutional Class Shares:
Net Assets ($Dollars)	$—	$4,551,956	$—	$—
Total shares outstanding at end of year	—	173,760	—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$26.20	$—	$—

Class N Shares:
Net Assets ($Dollars)	$916,830,969	$99,535,423	$2,984,208,753	$—
Total shares outstanding at end of year	90,328,343	3,798,773	151,235,544	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$10.15	$26.20	$19.73	$—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 115

statements of assets and liabilities (000)/ consolidated statement of assets and liabilities (000)
March 31, 2020 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Short Term Emerging Markets Debt Fund
Servicing Class Shares:
Net Assets ($Dollars)	$544,173,390	$—	$—	$—
Total shares outstanding at end of year	53,583,898	—	—	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$10.16	$—	$—	$—

Class Y Shares:
Net Assets ($Dollars)	$—	$—	$—	$227,715,814
Total shares outstanding at end of year	—	—	—	30,386,658
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$—	$—	$7.49

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

statements of assets and liabilities (000)
March 31, 2020 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities	$166,052	$178,661
Investments in securities, at value	$193,875	$262,313
Cash	—	19
Dividend and interest receivable	461	137
Receivable for investment securities sold	1,036	1,475
Foreign tax reclaim receivable	31	18
Prepaid expenses	7	10
Total Assets	$195,410	$263,972

LIABILITIES:
Payable for capital shares redeemed	$75	$1,396
Investment advisory fees payable	90	96
Shareholder servicing and distribution fees payable	90	90
Payable to custodian	17	—
Administrative fees payable	16	17
Accrued expenses	34	40
Total Liabilities	322	1,639
Net Assets	$195,088	$262,333

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$178,316	$179,319
Total distributable earnings/(loss)	16,772	83,014
Net Assets	$195,088	$262,333

Institutional Class Shares:
Net Assets ($Dollars)	$—	$506,472
Total shares outstanding at end of year	—	31,072
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$16.30

Class N Shares:
Net Assets ($Dollars)	$195,087,930	$129,832,579
Total shares outstanding at end of year	6,043,607	8,058,754
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$32.28	$16.11

Servicing Class Shares:
Net Assets ($Dollars)	$—	$131,993,574
Total shares outstanding at end of year	—	8,179,706
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$16.14

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

statements of operations (000)
For the six months ended March 31, 2020 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund
INVESTMENT INCOME:
Dividend Income	$—	$3	$16	$9
Dividend Income from Affiliated Investments	—	—	111	—
Interest Income	22,121	397	1,771	854
Less: Foreign Taxes Withheld	—	—	3	—
Total Investment Income	22,121	400	1,901	863

EXPENSES:
Investment Advisory Fees	3,725	92	267	112
Shareholder Servicing Fees — Class N(1)	723	7	24	94
Shareholder Servicing Fees — Class S(1)	1,121	—	—	—
Shareholder Servicing Fees — Servicing Class	2,853	50	155	20
Administration Fees	323	82	90	86
Transfer Agent Fees	106	2	5	3
Trustee Fees	80	17	19	18
Professional Fees	179	9	15	12
Custody Fees	59	1	3	2
Registration Fees	83	1	3	2
Printing Fees	39	1	2	1
Insurance and Other Expenses	99	4	5	11
Total Expenses	9,390	266	588	361
Less, Waivers and/or Reimbursements of:
Investment Advisory Fees	(1,576)	(95)	(70)	(88)
Shareholder Servicing Fees — Class N(1)	(39)	—	—	—
Shareholder Servicing Fees — Class S(1)	(46)	—	—	—
Net Expenses	7,729	171	518	273

Net Investment Income	14,392	229	1,383	590
Net Realized Gain (Loss):
Investments	—	46	18	287
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	1,295	(1,506)	(901)
Affiliated Investments	—	—	(705)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,392	$1,570	$(810)	$(24)

(1)	Includes class specific distribution expenses.

(2)	See Note 5 for advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

statements of operations (000)/ consolidated statement of operations (000)
For the six months ended March 31, 2020 (Unaudited)

	City National Rochdale Municipal High Income Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Short Term Emerging Markets Debt Fund(1)
INVESTMENT INCOME:
Dividend Income	$319	$14	$6,265	$44
Interest Income	32,946	1,679	137,604	14,833
Less: Foreign Taxes Withheld	—	—	(535)	(40)
Total Investment Income	33,265	1,693	143,334	14,837

EXPENSES:
Investment Advisory Fees	3,841	231	9,002	685
Shareholder Servicing Fees — Class N(2)	2,372	277	9,002	—
Shareholder Servicing Fees — Servicing Class	734	—	—	—
Shareholder Servicing Fees — Class Y	—	—	—	343
Administration Fees	210	89	423	102
Transfer Agent Fees	57	4	135	7
Trustee Fees	50	18	125	20
Professional Fees	94	14	361	17
Custody Fees	29	3	306	34
Registration Fees	25	3	59	2
Printing Fees	22	2	52	3
Offering Costs	—	—	—	70
Insurance and Other Expenses	114	10	256	8
Total Expenses	7,548	651	19,721	1,291
Less, Waivers of:
Investment Advisory Fees	—	(79)	(56)	—
Net Expenses	7,548	572	19,665	1,291

Net Investment Income	25,717	1,121	123,669	13,546
Net Realized Gain (Loss) from:
Securities Transactions	(16,954)	1,422	(8,843)	1,319
Swap Contracts	—	—	(221)	—
Forward Foreign Currency Contracts	—	—	(8,165)	337
Foreign Currency Transactions	—	—	(11,017)	(342)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(100,402)	(2,585)	(713,005)	(69,618)
Forward Foreign Currency Contracts	—	—	9,581	(258)
Foreign Currency Translations	—	—	(262)	9
Net Increase (Decrease) in Net Assets Resulting from Operations	$(91,639)	$(42)	$(608,263)	$(55,007)

(1)	Commenced operations on May 14, 2019.

(2)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

statements of operations (000)
For the six months ended March 31, 2020 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$4,264	$2,566
Interest Income	10	—
Less: Foreign Taxes Withheld	(4)	—
Total Investment Income	4,270	2,566

EXPENSES:
Investment Advisory Fees	618	653
Shareholder Servicing Fees — Class N(1)	618	406
Shareholder Servicing Fees — Servicing Class	—	204
Administration Fees	100	107
Transfer Agent Fees	9	13
Trustee Fees	21	23
Professional Fees	21	26
Custody Fees	5	7
Registration Fees	4	6
Printing Fees	4	5
Insurance and Other Expenses	9	10
Total Expenses	1,409	1,460
Recovery of Investment Advisory Fees Previously Waived(2)	6	—
Net Expenses	1,415	1,460

Net Investment Income (Loss)	2,855	1,106
Net Realized Gain from:
Securities Transactions	(12,296)	(664)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(39,217)	(42,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,658)	$(41,934)

(1)	Includes class specific distribution expenses.

(2)	See Note 5 for advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

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CITY NATIONAL ROCHDALE FUNDS | PAGE 121

statements of changes in net assets (000)
For the six months ended March 31, 2020 (Unaudited) and year ended September 30, 2019

	City National Rochdale Government Money Market Fund		City National Rochdale Government Bond Fund
	2020	2019	2020	2019
OPERATIONS:
Net Investment Income	$14,392	$65,000	$229	$540
Net Realized Gain (Loss) from Security Transactions	—	—	46	(165)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	—	—	1,295	1,766
Net Increase (Decrease) in Net Assets Resulting from Operations	14,392	65,000	1,570	2,141

DISTRIBUTIONS:
Net Investment Income:
Class N	(1,025)	(7,721)	(13)	(25)
Class S	(1,085)	(8,434)	—	—
Servicing Class	(12,284)	(48,847)	(236)	(568)
Total Distributions	(14,394)	(65,002)	(249)	(593)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	11	1
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	11	1

Class N:
Shares Issued	598,025	1,704,701	170	977
Shares Issued in Lieu of Dividends and Distributions	1,025	6,502	11	20
Shares Redeemed	(360,566)	(2,485,710)	(204)	(231)
Increase (Decrease) in Net Assets from Class N Share Transactions	238,484	(774,507)	(23)	766

Class S:
Shares Issued	595,568	3,267,637	—	—
Shares Redeemed	(592,134)	(4,052,336)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	3,434	(784,699)	—	—

Servicing Class:
Shares Issued	4,354,569	9,070,868	2,326	6,831
Shares Issued in Lieu of Dividends and Distributions	10,173	34,041	28	62
Shares Redeemed	(3,244,789)	(10,010,994)	(5,533)	(21,435)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	1,119,953	(906,085)	(3,179)	(14,542)

Net Increase (Decrease) in Net Assets from Share Transactions	1,361,871	(2,465,291)	(3,191)	(13,775)
Total Increase (Decrease) in Net Assets	1,361,869	(2,465,293)	(1,870)	(12,227)

NET ASSETS:
Beginning of Year/Period	2,542,752	5,008,045	43,503	55,730
End of Year/Period	$3,904,621	$2,542,752	$41,633	$43,503

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

City National Rochdale Corporate Bond Fund		City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund
2020	2019	2020	2019	2020	2019

$1,383	$3,096	$590	$1,279	$25,717	$48,673
18	(489)	287	83	(16,954)	(3,438)
(2,211)	4,722	(901)	2,793	(100,402)	52,266
(810)	7,329	(24)	4,155	(91,639)	97,501

(89)	(170)	(47)	(101)	(15,636)	(29,069)
—	—	—	—	—	—
(1,304)	(2,909)	(543)	(1,179)	(10,401)	(20,548)
(1,393)	(3,079)	(590)	(1,280)	(26,037)	(49,617)

—	—	—	—	—	—
—	—	—	—	—	—

1,928	3,726	601	2,029	157,641	257,970
75	139	27	53	9,596	17,835
(696)	(2,260)	(1,232)	(1,928)	(71,516)	(165,088)
1,307	1,605	(604)	154	95,721	110,717

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

10,303	17,555	7,093	20,285	72,089	123,317
134	294	89	187	1,306	2,683
(15,118)	(29,644)	(11,963)	(24,861)	(55,356)	(85,954)
(4,681)	(11,795)	(4,781)	(4,389)	18,039	40,046

(3,374)	(10,190)	(5,385)	(4,235)	113,760	150,763
(5,577)	(5,940)	(5,999)	(1,360)	(3,916)	198,647

133,657	139,597	85,230	86,590	1,464,920	1,266,273
$128,080	$133,657	$79,231	$85,230	$1,461,004	$1,464,920

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

statements of changes in net assets (000)/ consolidated statement of changes in net assets (000)
For the six months ended March 31, 2020 (Unaudited) and year ended September 30, 2019

	City National Rochdale Intermediate Fixed Income Fund		City National Rochdale Fixed Income Opportunities Fund
	2020	2019	2020	2019
OPERATIONS:
Net Investment Income (Loss)	$1,121	$3,268	$123,669	$172,840
Net Realized Gain (Loss) from:
Security Transactions and Purchased Options	1,422	(653)	(17,229)	3,468
Foreign Currency Transactions	—	—	(11,017)	10,401
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Swap Contracts	(2,585)	7,436	(703,424)	(75,165)
Foreign Currency Translations	—	—	(262)	3,001
Net Increase (Decrease) in Net Assets Resulting from Operations	(42)	10,051	(608,263)	114,545

DISTRIBUTIONS:
Net Investment Income:
Institutional Class	(59)	(121)	—	—
Class N	(1,067)	(3,216)	(107,081)	(182,595)
Servicing Class	—	—	—	—
Class Y	—	—	—	—
Total Distributions	(1,126)	(3,337)	(107,081)	(182,595)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	1,058	279	—	—
Shares Issued in Lieu of Dividends and Distributions	26	57	—	—
Shares Redeemed	(827)	(703)	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	257	(367)	—	—

Class N:
Shares Issued	14,411	22,792	754,629	1,027,567
Shares Issued in Lieu of Dividends and Distributions	1,043	3,126	81,918	137,447
Shares Redeemed	(29,470)	(97,171)	(553,105)	(683,460)
Increase (Decrease) in Net Assets from Class N Share Transactions	(14,016)	(71,253)	283,442	481,554

Servicing Class:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	—	—	—	—

Class Y:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Increase in Net Assets from Class Y Share Transactions	—	—	—	—
Net Increase (Decrease) in Net Assets from Share Transactions	(13,759)	(71,620)	283,442	481,554
Total Increase (Decrease) in Net Assets	(14,927)	(64,906)	(431,902)	413,504

NET ASSETS:
Beginning of Year/Period	119,014	183,920	3,416,111	3,002,607
End of Year/Period	$104,087	$119,014	$2,984,209	$3,416,111

(1)	See Note 9 for shares issued and redeemed.

(2)	Commenced operations on May 14, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

City National Rochdale Short Term Emerging Markets Debt Fund(2)		City National Rochdale Dividend & Income Fund		City National Rochdale U.S. Core Equity Fund
2020	2019	2020	2019	2020	2019

$13,546	$3,694	$2,855	$5,603	$1,106	$2,093

1,656	266	(12,296)	3,752	(664)	8,295
(342)	262	—	—	—	—

(69,876)	(5,900)	(39,217)	15,506	(42,376)	22,682
9	62	—	—	—	—
(55,007)	(1,616)	(48,658)	24,861	(41,934)	33,070

—	—	—	—	(15)	(2)
—	—	(5,578)	(14,470)	(4,564)	(6,426)
—	—	—	—	(4,797)	(7,281)
(13,552)	(3,667)	—	—	—	—
(13,552)	(3,667)	(5,578)	(14,470)	(9,376)	(13,709)

—	—	—	—	152	404
—	—	—	—	15	3
—	—	—	—	(5)	(16)
—	—	—	—	162	391

—	—	28,082	38,525	16,616	21,403
—	—	3,602	9,328	3,985	5,622
—	—	(29,514)	(50,529)	(22,387)	(25,401)
—	—	2,170	(2,676)	(1,786)	1,624

—	—	—	—	11,775	25,726
—	—	—	—	358	492
—	—	—	—	(19,903)	(25,713)
—	—	—	—	(7,770)	505

83,453	226,273	—	—	—	—
8,083	2,176	—	—	—	—
(16,373)	(2,054)	—	—	—	—
75,163	226,395	—	—	—	—
75,163	226,395	2,170	(2,676)	(9,394)	2,520
6,604	221,112	(52,066)	7,715	(60,704)	21,881

221,112	—	247,154	239,439	323,037	301,156
$227,716	$221,112	$195,088	$247,154	$262,333	$323,037

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

consolidated statement of cash flows (000)
For the period ended March 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(608,263)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(5,621,126)
Proceeds from disposition of investment securities	5,347,121
Amortization (accretion of market discount)	(35,993)
Premium payments	(11,353)
Net realized loss on investments	8,843
Net change in unrealized appreciation on investments	713,005

Changes in assets:
Repurchase agreements	100,000
Variation margin receivable	26
Dividend and interest receivable	(5,819)
Foreign tax reclaim receivable	(42)
Receivable for investment securities sold	(46,341)
Unrealized gain on forward foreign currency contracts	(7,979)
Unrealized gain on spot contracts	7
Prepaid expenses	(72)

Changes in liabilities:
Payable for investment securities purchased	2,405
Due to broker	(830)
Unrealized loss on forward foreign currency contracts	(1,602)
Unrealized loss on spot contracts	(17)
Investment advisory fees payable	73
Shareholder servicing and distribution fees payable	44
Administrative fees payable	2
Accrued expenses	(188)
Net Cash Used in Operating Activities	(168,099)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	837,257
Cost of shares redeemed	(551,929)
Distributions	(107,081)
Net cash provided by financing activities	178,247
Net change in cash	10,148
Cash at beginning of year	19,136
Cash at end of year	$29,284

NON-CASH FINANCING ACTIVITIES:
Reinvestments of dividends and distributions	$81,918

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

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CITY NATIONAL ROCHDALE FUNDS | PAGE 127

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2020 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate‡
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2020	$ 1.00	$ 0.004	$ 0.000*	$ (0.004)	$ —	$ 1.00	0.41%	$ 458,567	0.74%	0.78%	0.85%	—%
2019	1.00	0.016	0.000*	(0.016)	—	1.00	1.58	220,083	0.76	1.55	0.87	—
2018	1.00	0.007	0.000*	(0.007)	—	1.00	0.71	994,591	0.88	0.69	0.86	—
2017	1.00	0.001	0.000*	(0.001)	—	1.00	0.06	1,099,005	0.60	0.05	0.86	—
2016	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.02	3,870,786	0.30	0.02	0.86	—
2015	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.01	2,958,782	0.10	0.01	0.87	—
Class S (commenced operations on October 6, 1999)
2020	$ 1.00	$ 0.003	$ 0.000*	$ (0.003)	$ —	$ 1.00	0.34%	$ 289,211	0.89%	0.68%	1.00%	—%
2019	1.00	0.014	0.000*	(0.014)	—	1.00	0.01	285,778	0.91	1.43	1.02	—
2018	1.00	0.006	0.000*	(0.006)	—	1.00	0.62	1,070,474	0.95	0.64	1.03	—
2017	1.00	0.001	0.000*	(0.001)	—	1.00	0.06	841,246	0.67	0.06	1.06	—
2016	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.02	882,925	0.31	0.02	1.06	—
2015	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.01	668,183	0.10	0.01	1.07	—
Servicing Class (commenced operations on April 3, 2000)^^
2020	$ 1.00	$ 0.006	$ 0.000*	$ (0.006)	$ —	$ 1.00	0.55%	$ 3,156,843	0.47%	1.08%	0.58%	—%
2019	1.00	0.019	0.000*	(0.019)	—	1.00	1.89	2,036,891	0.46	1.87	0.57	—
2018	1.00	0.011	0.000*	(0.011)	—	1.00	1.11	2,942,980	0.46	1.12	0.56	—
2017	1.00	0.002	0.000*	(0.002)	—	1.00	0.17	2,301,962	0.53	0.24	0.56	—
2016	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.02	981,967	0.31	0.02	0.56	—
2015	1.00	0.000*	0.000*	(0.000)*	—	1.00	0.01	308,591	0.10	0.01	0.57	—
City National Rochdale Government Bond Fund
Institutional Class (commenced operations on February 1, 2012)
2020	$ 10.54	$ 0.07	$ 0.34	$ (0.09)	$ —	$ 10.86	3.89%	$ 12	0.50%	1.37%	1.03%	13%
2019	10.25	0.17	0.36	(0.24)	—	10.54	5.26	1	0.53	1.64	0.54	60
2018	10.48	0.12	(0.19)	(0.15)	(0.01)	10.25	(0.67)	—	0.53	1.20	0.70	14
2017	10.61	0.10	(0.12)	(0.10)	(0.01)	10.48	(0.18)	39,988	0.53	0.90	0.63	55
2016	10.59	0.09	0.02	(0.09)	—	10.61	1.09	66,021	0.53	0.84	0.58	37
2015	10.49	0.06	0.10	(0.06)	—	10.59	1.55	58,301	0.53	0.59	0.57	37
Class N (commenced operations on April 13, 2000)
2020	$ 10.59	$ 0.04	$ 0.35	$ (0.05)	$ —	$ 10.93	3.69%	$ 2,894	1.03%	0.83%	1.47%	13%
2019	10.27	0.09	0.33	(0.10)	—	10.59	4.12	2,827	1.03	0.87	1.35	60
2018	10.49	0.07	(0.19)	(0.09)	(0.01)	10.27	(1.21)	1,984	1.03	0.72	1.25	14
2017	10.62	0.05	(0.12)	(0.05)	(0.01)	10.49	(0.68)	1,743	1.03	0.43	1.13	55
2016	10.60	0.03	0.03	(0.04)	—	10.62	0.58	1,453	1.03	0.33	1.08	37
2015	10.51	0.01	0.09	(0.01)	—	10.60	0.95	1,895	1.03	0.08	1.07	37
Servicing Class (commenced operations on January 14, 2000)
2020	$ 10.57	$ 0.06	$ 0.34	$ (0.06)	$ —	$ 10.91	3.82%	$ 38,727	0.78%	1.09%	1.22%	13%
2019	10.26	0.11	0.33	(0.13)	—	10.57	4.28	40,675	0.78	1.10	1.11	60
2018	10.48	0.10	(0.20)	(0.11)	(0.01)	10.26	(0.98)	53,746	0.78	0.97	1.00	14
2017	10.60	0.07	(0.10)	(0.08)	(0.01)	10.48	(0.34)	56,911	0.78	0.68	0.88	55
2016	10.58	0.06	0.03	(0.07)	—	10.60	0.84	83,184	0.78	0.59	0.83	37
2015	10.49	0.04	0.09	(0.04)	—	10.58	1.21	90,624	0.78	0.33	0.82	37
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2020	$ 10.53	$ 0.10	$ (0.17)	$ (0.10)	$ —	$ 10.36	(0.70)%	$ 10,077	1.01%	1.84%	1.12%	9%
2019	10.20	0.21	0.33	(0.21)	—	10.53	5.36	8,947	1.01	2.04	1.06	21
2018	10.43	0.18	(0.24)	(0.17)	—	10.20	(0.55)	7,065	1.01	1.72	1.12	29
2017	10.52	0.16	(0.09)	(0.16)	—	10.43	0.68	5,626	1.01	1.53	1.13	26
2016	10.45	0.16	0.08	(0.15)	(0.02)	10.52	2.39	3,783	1.01	1.52	1.09	30
2015	10.67	0.15	(0.14)	(0.15)	(0.08)	10.45	0.14	4,411	1.01	1.42	1.07	32
Servicing Class (commenced operations on January 14, 2000)
2020	$ 10.52	$ 0.11	$ (0.17)	$ (0.11)	$ —	$ 10.35	(0.57)%	$ 118,003	0.76%	2.09%	0.87%	9%
2019	10.19	0.24	0.33	(0.24)	—	10.52	5.63	124,710	0.76	2.30	0.81	21
2018	10.41	0.20	(0.22)	(0.20)	—	10.19	(0.22)	132,532	0.76	1.95	0.87	29
2017	10.51	0.19	(0.10)	(0.19)	—	10.41	0.84	131,477	0.76	1.79	0.88	26
2016	10.44	0.18	0.09	(0.18)	(0.02)	10.51	2.69	124,717	0.76	1.75	0.84	30
2015	10.66	0.18	(0.14)	(0.18)	(0.08)	10.44	0.39	131,394	0.76	1.67	0.82	32

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns and portfolio turnover are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate‡
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2020	$ 10.80	$ 0.06	$ (0.08)	$ (0.06)	$ —	$ 10.72	(0.15)%	$ 7,756	0.88%	1.20%	1.09%	8%
2019	10.43	0.14	0.37	(0.14)	—	10.80	4.90	8,185	0.88	1.29	1.06	24
2018	10.64	0.13	(0.21)	(0.13)	—	10.43	(0.78)	7,760	0.88	1.21	1.08	26
2017	10.82	0.12	(0.12)	(0.12)	(0.06)	10.64	0.05	9,344	0.88	1.11	1.05	45
2016	10.71	0.12	0.11	(0.12)	—^^	10.82	2.20	7,444	0.88	1.14	0.99	25
2015	10.74	0.12	0.02	(0.12)	(0.05)	10.71	1.30	11,386	0.88	1.10	1.00	10
Servicing Class (commenced operations on January 14, 2000)
2020	$ 10.77	$ 0.08	$ (0.08)	$ (0.08)	$ —	$ 10.69	(0.02)%	$ 71,475	0.63%	1.45%	0.84%	8%
2019	10.40	0.16	0.37	(0.16)	—	10.77	5.17	77,045	0.63	1.55	0.81	24
2018	10.61	0.15	(0.21)	(0.15)	—	10.40	(0.53)	78,830	0.63	1.46	0.83	26
2017	10.79	0.14	(0.12)	(0.14)	(0.06)	10.61	0.31	80,435	0.63	1.36	0.80	45
2016	10.68	0.15	0.11	(0.15)	—^^	10.79	2.48	90,694	0.63	1.39	0.74	25
2015	10.71	0.14	0.03	(0.15)	(0.05)	10.68	1.56	86,507	0.63	1.36	0.75	10
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2020	$ 10.95	$ 0.18	$ (0.80)	$ (0.18)	$ —	$ 10.15	(5.76)%	$ 916,831	1.08%	3.26%	1.08%	22%
2019	10.57	0.38	0.39	(0.39)	—	10.95	7.47	894,519	1.08	3.60	1.08	33
2018	10.76	0.40	(0.22)	(0.37)	—	10.57	1.73	754,819	1.07	3.76	1.07	24
2017	11.14	0.38	(0.38)	(0.38)	—	10.76	0.16	686,922	1.07	3.62	1.07	50
2016	10.67	0.41	0.46	(0.40)	—^^	11.14	8.34	595,221	1.04	3.76	1.04	28
2015	10.71	0.41	(0.04)	(0.41)	—	10.67	3.55	382,461	1.04	3.85	1.03	2
Servicing Class (commenced operations on December 30, 2013)
2020	$ 10.95	$ 0.19	$ (0.79)	$ (0.19)	$ —	$ 10.16	(5.55)%	$ 544,173	0.83%	3.51%	0.83%	22%
2019	10.57	0.41	0.39	(0.42)	—	10.95	0.08	570,401	0.82	4.01	0.82	24
2018	10.77	0.43	(0.23)	(0.40)	—	10.57	1.89	511,454	0.82	4.01	0.82	24
2017	11.14	0.41	(0.37)	(0.41)	—	10.77	0.50	489,095	0.83	3.87	0.83	50
2016	10.68	0.44	0.45	(0.43)	—^^	11.14	8.50	443,830	0.79	4.01	0.79	28
2015	10.72	0.44	(0.04)	(0.44)	—	10.68	3.81	317,201	0.79	4.10	0.79	2
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2020	$ 26.52	$ 0.32	$ (0.31)	$ (0.33)	$ —	$ 26.20	0.06%	$ 4,552	0.51%	2.43%	0.65%	18%
2019	25.33	0.68	1.24	(0.73)	—	26.52	0.08	4,359	0.51	2.61	0.58	35
2018	26.18	0.63	(0.81)	(0.67)	—	25.33	(0.70)	4,528	0.51	2.45	0.55	30
2017	26.56	0.64	(0.38)	(0.64)	—	26.18	1.02	4,589	0.51	2.43	0.53	20
2016	26.12	0.63	0.45	(0.64)	—	26.56	4.20	7,249	0.51	2.38	0.51	25
2015	26.23	0.60	(0.11)	(0.60)	—	26.12	1.87	15,574	0.51	2.29	0.53	21
Class N (commenced operations on December 31, 1999)
2020	$ 26.52	$ 0.26	$ (0.31)	$ (0.27)	$ —	$ 26.20	(0.19)%	$ 99,535	1.01%	1.93%	1.15%	18%
2019	25.33	0.55	1.23	(0.59)	—	26.52	0.07	114,655	1.01	2.13	1.08	35
2018	26.17	0.50	(0.81)	(0.53)	—	25.33	(1.18)	179,392	1.01	1.95	1.05	30
2017	26.56	0.51	(0.39)	(0.51)	—	26.17	0.48	241,891	1.01	1.95	1.03	2
2016	26.11	0.50	0.46	(0.51)	—	26.56	3.72	253,083	1.01	1.90	1.01	25
2015	26.23	0.47	(0.12)	(0.47)	—	26.11	1.34	255,013	1.01	1.79	1.03	21
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2020	$ 24.22	$ 0.82	$ (4.60)	$ (0.71)	$ —	$ 19.73	(15.84)%	$ 2,984,209	1.10%(7)	6.88%	1.10%(7)	90%
2019	24.72	1.36	(0.45)	(1.41)	—	24.22	0.04	3,416,111	1.09(3)	5.53	1.10(3)	180
2018	25.81	1.19	(0.92)	(1.36)	—	24.72	1.09	3,002,607	1.09(8)	4.65	1.10(8)	20
2017	25.36	1.30	0.67	(1.52)	—	25.81	7.99	2,740,248	1.10(6)	5.04	1.09(6)	140
2016	25.22	1.28	0.65	(1.79)	—	25.36	8.04	2,162,580	1.10(5)	5.15	1.10(5)	124
2015	27.19	1.34	(1.59)	(1.60)	(0.12)	25.22	(0.88)	1,641,954	1.10(4)	5.08	1.12(4)	73

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns and portfolio turnover are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^^	Amount represents less than $0.01.
(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(3)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(4)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.11%, respectively.
(5)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.
(6)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.08%, respectively.
(7)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.10% and 1.09%, respectively.
(8)	The expense ratio includes acquired fund fee expenses from the investment in the Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 129

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2020 (Unaudited) and the year or period ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Redemption Fees	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate‡
City National Rochdale Short Term Emerging Markets Debt Fund
Class Y (commenced operations on May 15, 2019)
2020	$ 9.71	$ 0.48	$ (2.23)	$ —	$ (0.43)	$ (0.04)	$ —	$ 7.49	(18.85)%	$ 227,716	0.94%	9.90%	0.94%	79%
2019	10.00	0.24	(0.30)	—	(0.23)	—	—	9.71	(0.61)	221,112	0.98	6.41	1.01	121
City National Rochdale Dividend & Income Fund
Class N (commenced operations on June 1, 1999)
2020	$ 41.01	$ 0.47	$ (8.28)	$ —	$ (0.56)	$ (0.36)	$ —	$ 32.28	(19.34)%	$ 195,088	1.15%	2.31%	1.14%	7%
2019	39.32	0.93	3.18	—	(1.12)	(1.30)	—	41.01	11.25	247,154	1.14	2.40	1.14	3
2018	40.40	1.10	0.12	—	(1.12)	(1.18)	—	39.32	3.10	239,439	1.14	2.79	1.14	10
2017	39.68	0.94	0.90	—	(1.12)	—	—	40.40	4.66	253,209	1.13	2.33	1.13	15
2016	34.22	0.94	5.67	—	(0.97)	(0.03)	(0.15)	39.68	19.50	236,957	1.11	2.49	1.12	5
2015	35.08	0.94	(0.72)	—	(1.08)	—	—	34.22	0.53	187,685	1.11	2.60	1.13	13
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2020	$ 19.32	$ 0.10	$ (2.52)	$ —	$ (0.10)	$ (0.50)	$ —	$ 16.30	(13.03)%	$ 506	0.52%	1.05%	0.52%	7%
2019	18.21	0.20	1.79	—	(0.19)	(0.69)	—	19.32	12.01	443	0.52	1.07	0.52	22
2018	15.83	0.17	2.60	—	(0.18)	(0.21)	—	18.21	17.71	34	0.52	0.97	0.52	18
2017	14.00	0.17	2.43	—	(0.17)	(0.60)	—	15.83	19.40	17	0.53	1.19	0.53	25
2016	13.04	0.13	1.07	—	(0.15)	(0.09)	—	14.00	9.25	14	0.52	0.93	0.52	31
2015	14.21	0.11	0.13	—	(0.10)	(1.31)	—	13.04	1.79	6,870	0.52	0.79	0.52	32
Class N (commenced operations on December 3, 2012)
2020	$ 19.10	$ 0.05	$ (2.49)	$ —	$ (0.05)	$ (0.50)	$ —	$ 16.11	(13.26)%	$ 129,833	1.02%	0.55%	1.02%	7%
2019	18.01	0.10	1.78	—	(0.10)	(0.69)	—	19.10	11.49	157,700	1.02	0.57	1.02	22
2018	15.66	0.09	2.56	—	(0.09)	(0.21)	—	18.01	17.12	146,533	1.02	0.51	1.02	18
2017	13.86	0.10	2.40	—	(0.10)	(0.60)	—	15.66	18.81	127,086	1.03	0.70	1.03	25
2016	12.92	0.08	1.03	—	(0.08)	(0.09)	—	13.86	8.63	108,807	1.02	0.58	1.02	31
2015	14.09	0.04	0.14	—	(0.04)	(1.31)	—	12.92	1.31	102,753	1.02	0.29	1.02	32
Servicing Class (commenced operations on December 3, 2012)
2020	$ 19.13	$ 0.08	$ (2.49)	$ —	$ (0.08)	$ (0.50)	$ —	$ 16.14	(13.12)%	$ 131,994	0.77%	0.80%	0.77%	7%
2019	18.04	0.15	1.77	—	(0.14)	(0.69)	—	19.13	11.74	164,894	0.77	0.83	0.77	22
2018	15.69	0.13	2.56	—	(0.13)	(0.21)	—	18.04	17.38	154,589	0.77	0.76	0.77	18
2017	13.88	0.14	2.40	—	(0.13)	(0.60)	—	15.69	19.14	130,372	0.78	0.95	0.78	25
2016	12.93	0.11	1.04	—	(0.11)	(0.09)	—	13.88	8.97	111,013	0.77	0.83	0.77	31
2015	14.11	0.07	0.13	—	(0.07)	(1.31)	—	12.93	1.48	104,220	0.77	0.54	0.77	32

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns and portfolio turnover are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Annualized for periods less than one year.
(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

notes to financial statements/ consolidated notes to financial statements
March 31, 2020 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 10 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”), City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) and City National Rochdale Short Term Emerging Markets Debt Fund (“Short Term Emerging Markets Debt Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale Dividend & Income Fund (“Dividend & Income Fund”) and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”) (collectively, the “Equity Funds”).

The City National Rochdale High Yield Bond Fund was liquidated on September 30, 2019.

The Short Term Emerging Markets Debt Fund commenced operations on May 14, 2019.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund, which is non-diversified.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). Therefore the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with the Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

notes to financial statements/ consolidated notes to financial statements
March 31, 2020 (Unaudited)

Investments in life settlement policies (“Policies”) are valued using a probabilistic method, for an actuarially derived valuation approach, in order to determine the fair value of each Policy. The Fair Value Procedures recognize that the Policies are illiquid and that no market currently exists for the Policies. Under the probabilistic method, two life expectancies are obtained from established life expectancy providers on the insured(s) of the Policy and an actuarial table is used to determine the probability of survival in each year going forward for the insured(s) for each of the two life expectancies. The probabilities associated with each life expectancy are then utilized, along with the premiums due and the death benefit of the Policy for each year of the Policy, to determine expected cash flows. These cash flows are then discounted at a rate that accounts for the risks associated with the Policy and various other factors. The valuations from each life expectancy are then typically averaged to obtain the desired market valuation for the investor. Life settlement policies are included in Level 3 of the fair value hierarchy.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2020, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments/Consolidated Schedule of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Fixed Income Funds, except for the Intermediate Fixed Income Fund and Fixed Income Opportunities Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Equity Funds. Distributions from net realized capital gains are distributed to shareholders at least annually.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations/Consolidated Statement of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund have entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s and the Short Term Emerging Markets Debt Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund and/or the Short Term Emerging Markets Debt Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund, if any, is reported separately on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund, if any, is noted in the Schedule of Investments/Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund from the Funds’ counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund and the Short Term Emerging Markets Debt Fund bear the risk of loss from counterparty nonperformance.

CITY NATIONAL ROCHDALE FUNDS | PAGE 133

notes to financial statements/ consolidated notes to financial statements
March 31, 2020 (Unaudited)

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. As of March 31, 2020, there were no open futures contracts.

Swap Agreements – A Fund may invest in swap agreements as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, a swap agreement has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Options Contracts – A Fund may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When purchasing an option, a Fund will pay a premium which is included on the Fund’s Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the unrealized gain or loss.

The net realized gain or loss on options contracts is reflected in the Statements of Operations/Consolidated Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statement of

CITY NATIONAL ROCHDALE FUNDS | PAGE 134

Operations/Consolidated Statement of Operations. Realized and changes in unrealized gains or losses on options contracts during the period as disclosed in the Statements of Operations/Consolidated Statement of Operations, serve as indicators of the volume of derivative activity for a Fund. As of March 31, 2020, there were no open options contracts.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Dividend & Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. Federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from certain mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities, and gains from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sectors.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and the Subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Subsidiary commenced operations on October 3, 2013. The net assets of the Subsidiary at March 31, 2020, were $171,626,030, which represented 5.8% of the net assets of the Fixed Income Opportunities Fund.

Investments in Affiliated Securities – The Fixed Income Funds and Equity Funds may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and / or the Fixed Income Opportunities Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 135

notes to financial statements/ consolidated notes to financial statements
March 31, 2020 (Unaudited)

Deferred Offering Costs – Offering costs, including costs of printing initial prospectuses and legal and registration fees, are amortized over twelve months from inception of a Fund. As of March 31, 2020, the remaining amount still to be amortized for the Short Term Emerging Markets Debt Fund was $17,204.

Redemption Fees – The Short Term Emerging Markets Debt Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the period ended March 31, 2020, the Fund retained $0. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments/Consolidated Schedule of Investments and the Statements of Operations/Consolidated Statement of Operations.

The fair value of derivative instruments as of March 31, 2020, was as follows:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value (000)	Consolidated Statement of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Fixed Income Opportunities Fund
Interest rate contracts	Net Assets — Variation Margin Receivable	$—	Net Assets — Variation Margin Payable	$—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	14,558	Unrealized loss on forward foreign currency contracts	1,011
Total derivatives not accounted for as hedging instruments		$14,558		$1,011

Amount of realized gain or (loss) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Swaps	Total
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(221)	$(221)
Foreign exchange contracts	(8,165)	—	(8,165)
Total	$(8,165)	$(221)	$(8,386)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income (000):

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Swaps	Total
Fixed Income Opportunities Fund
Interest rate contracts	$—	$—	$—
Foreign exchange contracts	9,581	—	9,581
Total	$9,581	$—	$9,581

The following table discloses the volume of the Fund’s forward foreign currency contracts activity during the period ended March 31, 2020 (000):

Fixed Income Opportunities Fund
Forwards:
Average Notional Balance Long	$19,599
Average Notional Balance Short	398,736
Ending Notional Balance Long	117,592
Ending Notional Balance Short	2,392,418

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at March 31, 2020 (000):

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Received	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$520,076	$(505,518)	$—	$14,558

CITY NATIONAL ROCHDALE FUNDS | PAGE 136

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivative Available for Offset	Collateral Pledged	Net Amount
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$(65,082)	$64,071	$—	$(1,011)

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution and servicing fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to City National Rochdale Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the Distribution (12b-1) Fee payable by Class S shares of the Fund to 0.45% through January 31, 2021. Prior to that date, the arrangement may be terminated without penalty by the Fund’s Board of Trustees.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank (“CNB”) and its affiliates (including City National Rochdale), which provide certain shareholder support for their customers who own Class N, Class S, Servicing Class or Class Y Shares, as applicable. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of the average daily net assets of the relevant class of each Fund.

CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the period ended March, 31, 2020, CNB and City National Rochdale received $45,713,976 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.50
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Short Term Emerging Markets Debt Fund	0.50
Dividend & Income Fund	0.50
U.S. Core Equity Fund	0.40

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2021. Prior to that date, the arrangement may be terminated without penalty (a) by the Fund’s Board of Trustees, or (b) by the Adviser effective no earlier than January 31, 2021, upon at least 60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser.

CITY NATIONAL ROCHDALE FUNDS | PAGE 137

notes to financial statements/ consolidated notes to financial statements
March 31, 2020 (Unaudited)

City National Rochdale has contractually agreed to waive its fees and/or pay for the operating expenses of the Short Term Emerging Markets Debt Fund to ensure total fund operating expenses do not exceed 1.00% of the average daily net assets of Class Y shares.

Alcentra LTD, Alcentra NY, LLC, AllFinancial Partners II LLC, Ashmore Investment Management Limited, Deschutes Portfolio Strategy, LLC d/b/a Matisse Capital, Federated Investment Management Company, GML Capital LLP and Seix Investment Advisors LLC act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

GML Capital LLP acts as the investment sub-adviser with respect to the Short Term Emerging Markets Debt Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

	Government Bond Fund	Corporate Bond Fund
Institutional Class	0.53%	n/a
Class N	1.03%	1.01%
Class S	n/a	n/a
Servicing Class	0.78%	0.76%

	California Tax Exempt Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
Institutional Class	n/a	0.51%	n/a
Class N	0.88%	1.01%	1.09%
Servicing Class	0.63%	n/a	n/a

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2020, fees which were previously waived by City National Rochdale which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Bond Fund	$151	2021
	188	2022
	161	2023
Corporate Bond Fund	$143	2021
	132	2022
	96	2023
California Tax Exempt Bond Fund	165	2021
	180	2022
	149	2023
Intermediate Fixed Income Fund	66	2021
	117	2022
	127	2023
Fixed Income Opportunities Fund	—	2021
	266	2022
	151	2023
Short Term Emerging Markets Debt Fund	15	2023

During the period ended March 31, 2020, City National Rochdale recovered $17(000) and $4(000) in previously waived fees for the Fixed Income Opportunities Fund and Dividend & Income Fund, respectively.

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended March 31, 2020, were as follows for the Fixed Income Funds and Equity Funds:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Government Bond Fund	$5,618	$—	$9,936	$—
Corporate Bond Fund	—	14,072	—	9,299
California Tax Exempt Bond Fund	—	6,159	—	9,473
Municipal High Income Fund	—	404,802	—	315,429
Intermediate Fixed Income Fund	4,369	13,807	27,325	14,636
Fixed Income Opportunities Fund	—	2,390,692‡	3,103	1,960,435‡
Short Term Emerging Markets Debt Fund	—	256,480	—	169,668
Dividend & Income Fund	—	16,223	—	42,235
U.S. Core Equity	—	21,715	—	68,281

‡	Includes 17a-7 related party transactions of $2,981 (000) and $48,795 (000), respectively.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

CITY NATIONAL ROCHDALE FUNDS | PAGE 138

7.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to investments in partnerships, were reclassified to/from the following accounts as of September 30, 2019:

	Distributable Earnings (Loss) (000)	Paid-in Capital (000)
Dividend & Income Fund	$5	$(5)

The tax character of dividends and distributions declared during the years ended September 30, 2019, and September 30, 2018, unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2019	$—	$65,002	$—	$—	$65,002
2018	—	41,445	—	—	41,445
Government Bond Fund
2019	$—	$593	$—	$—	$593
2018	—	995	60	—	1,055
Corporate Bond Fund
2019	$—	$3,079	$—	$—	$3,079
2018	—	2,638	—	—	2,638
California Tax Exempt Bond Fund
2019	$1,253	$27	$—	$—	$1,280
2018	1,218	78	—	—	1,296
Municipal High Income Fund
2019	$48,946	$671	$—	$—	$49,617
2018	44,230	711	—	—	44,941
Intermediate Fixed Income Fund
2019	$—	$3,337	$—	$—	$3,337
2018	—	4,384	—	—	4,384
Fixed Income Opportunities Fund
2019	$—	$182,595	$—	$—	$182,595
2018	—	157,669	—	—	157,669
Short Term Emerging Markets Debt Fund
2019	$—	$3,667	$—	$—	$3,667
Dividend & Income Fund
2019	$—	$5,534	$8,936	$—	$14,470
2018	—	7,003	7,390	—	14,393
U.S. Core Equity Fund
2019	$—	$2,095	$11,614	$—	$13,709
2018	—	1,875	3,547	—	5,422

CITY NATIONAL ROCHDALE FUNDS | PAGE 139

notes to financial statements/ consolidated notes to financial statements
March 31, 2020 (Unaudited)

As of September 30, 2019, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$3,550	$—	$—	$—	$—	$(3,545)	$5
Government Bond Fund	—	41	—	(631)	(220)	321	(41)	(530)
Corporate Bond Fund	—	298	—	(1,237)	(483)	2,584	(234)	928
California Tax Exempt Bond Fund	107	—	—	(294)	—	2,620	(106)	2,327
Municipal High Income Fund	4,442	—	—	(18,570)	(2,252)	54,206	(4,143)	33,683
Intermediate Fixed Income Fund	—	36	—	(1,844)	(677)	4,052	(3)	1,564
Fixed Income Opportunities Fund	—	21,564	—	(30,199)	—	(227,531)	(4,124)	(240,290)
Short Term Emerging Markets Debt Fund	—	1,438	—	—	—	(6,655)	(66)	(5,283)
Dividend & Income Fund	—	—	2,179	—	—	68,843	(14)	71,008
U.S. Core Equity Fund	—	19	8,278	—	—	126,028	(1)	134,324

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2018, through September 30, 2019, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Government Bond Fund	$(117)	$(514)	$(631)
Corporate Bond Fund	(70)	(1,167)	(1,237)
California Tax Exempt Bond Fund	(294)	—	(294)
Municpal High Income Fund	(17,852)	(718)	(18,570)
Intermediate Fixed Income Fund	(651)	(1,193)	(1,844)
Fixed Income Opportunities Fund	—	(30,199)	(30,199)

During the year ended September 30, 2019, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
California Tax Exempt Bond Fund	$96

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of March 31, 2020, for each of the Fixed Income Funds’ and Equity Funds’ investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Government Bond Fund	$39,878	$1,630	$(14)	$1,616
Corporate Bond Fund	127,201	2,353	(1,974)	379
California Tax Exempt Bond Fund	76,967	1,862	(143)	1,719
Municipal High Income Fund	1,493,840	33,987	(80,720)	(46,733)
Intermediate Fixed Income Fund	102,005	3,183	(1,700)	1,483
Fixed Income Opportunities Fund	3,666,179	82,103	(849,813)	(767,710)
Short Term Emerging Markets Debt Fund	302,646	106	(75,624)	(75,518)
Dividend & Income Fund	166,052	34,203	(6,380)	27,823
U.S. Core Equity Fund	178,661	86,240	(2,588)	83,652

At March 31, 2020, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

CITY NATIONAL ROCHDALE FUNDS | PAGE 140

The Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund and the Dividend & Income Fund may invest in exchange-traded notes (“ETNs”), each as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Funds will generally invest in ETNs which are linked to commodities indexes. A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return expected and may suffer a loss.

The Municipal High Income Fund, Intermediate Fixed Income Fund, and Fixed Income Opportunities Fund and Short Term Emerging Markets Debt Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance Policies. A Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or for other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or may refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board of Trustees. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Bond Fund – Specific Risks

The ability of issuers to pay interest on, and repay the principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its letters of credit in any one financial institution, the risk of credit quality deterioration increases.

Short Term Emerging Markets Debt Fund – Specific Risks

Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic

CITY NATIONAL ROCHDALE FUNDS | PAGE 141

notes to financial statements/ consolidated notes to financial statements
March 31, 2020 (Unaudited)

developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

As long as the Short Term Emerging Markets Debt Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the United States or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Short Term Emerging Markets Debt Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2020, and the year ended September 30, 2019, were as follows (000):

	Government Money Market Fund		Government Bond Fund			Corporate Bond Fund
	2020	2019	2020	2019		2020	2019
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	1	—	(a)	—	—
Shares issued in lieu of dividends and distributions	—	—	— (a)	—	(a)	—	—
Shares redeemed	—	—	— (a)	—	(a)	—	—
Net Institutional Class transactions	—	—	1	—	(a)	—	—
Class N:
Shares issued	598,025	1,704,701	16	94		182	362
Shares issued in lieu of dividends and distributions	1,025	6,502	1	2		7	14
Shares redeemed	(360,566)	(2,485,710)	(19)	(22)		(67)	(218)
Net Class N transactions	238,484	(774,507)	(2)	74		122	158
Class S:
Shares issued	595,568	3,267,637	—	—		—	—
Shares issued in lieu of dividends and distributions	—	—	—	—		—	—
Shares redeemed	(592,134)	(4,052,335)	—	—		—	—
Net Class S transactions	3,434	(784,698)	—	—		—	—
Servicing Class:
Shares issued	4,354,569	9,070,868	219	657		980	1,703
Shares issued in lieu of dividends and distributions	10,173	34,041	3	6		13	28
Shares redeemed	(3,244,789)	(10,010,994)	(519)	(2,056)		(1,448)	(2,880)
Net Servicing Class transactions	1,119,953	(906,085)	(297)	(1,393)		(455)	(1,149)

(a)	Less than 1,000.

CITY NATIONAL ROCHDALE FUNDS | PAGE 142

	California Tax Exempt Bond Fund		Municipal High Income Fund
	2020	2019	2020	2019
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	55	191	14,461	24,236
Shares issued in lieu of dividends and distributions	6	5	884	1,672
Shares redeemed	(329)	(182)	(6,723)	(15,627)
Net Class N transactions	(268)	14	8,622	10,281
Servicing Class:
Shares issued	655	1,912	6,609	11,583
Shares issued in lieu of dividends and distributions	21	18	120	252
Shares redeemed	(1,130)	(2,357)	(5,220)	(8,134)
Net Servicing Class transactions	(454)	(427)	1,509	3,701

	Intermediate Fixed Income Fund		Fixed Income Opportunities Fund		Short Term Emerging Markets Debt Fund(b)
	2020	2019	2020	2019	2020	2019
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	39	11	—	—	—	—
Shares issued in lieu of dividends and distributions	1	2	—	—	—	—
Shares redeemed	(31)	(28)	—	—	—	—
Net Institutional Class transactions	9	(15)	—	—	—	—
Class N:
Shares issued	542	883	31,266	41,878	—	—
Shares issued in lieu of dividends and distributions	40	121	3,832	5,678	—	—
Shares redeemed	(1.107)	(3,762)	(24,935)	(27,952)	—	—
Net Class N transactions	(525)	(2,758)	10,163	19,604	—	—
Class Y:
Shares issued	—	—	—	—	8,469	22,751
Shares issued in lieu of dividends and distributions	—	—	—	—	866	222
Shares redeemed	—	—	—	—	(1,713)	(208)
Net Class Y transactions	—	—	—	—	7,622	22,765

	Dividend & Income Fund		U.S. Core Equity Fund
	2020	2019	2020	2019
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	7	22
Shares issued in lieu of dividends and distributions	—	—	1	— (a)
Shares redeemed	—	—	—	(1)
Net Institutional Class transactions	—	—	8	21
Class N:
Shares issued	704	997	862	1,223
Shares issued in lieu of dividends and distributions	96	252	204	361
Shares redeemed	(782)	(1,312)	(1,265)	(1,462)
Net Class N transactions	18	(63)	(199)	122
Servicing Class:
Shares issued	—	—	615	1,498
Shares issued in lieu of dividends and distributions	—	—	18	31
Shares redeemed	—	—	(1,073)	(1,479)
Net Servicing Class transactions	—	—	(440)	50

(a)	Less than 1,000.
(b)	Commenced operations on May 14, 2019.

CITY NATIONAL ROCHDALE FUNDS | PAGE 143

notes to financial statements/ consolidated notes to financial statements
March 31, 2020 (Unaudited)

10.	LINE OF CREDIT

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%.

Borrowing activity under the LOC for the period ended March 31, 2020, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Dividend & Income Fund	$200,000	$—	4.25%	$507	$507

11.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

12.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2020, and no issues were noted to disclose.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

CITY NATIONAL ROCHDALE FUNDS | PAGE 144

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2019 to September 30, 2019).

The table below illustrates each Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that each Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare each Fund’s costs with those of other mutual funds. It assumes that each Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical result for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT each Fund’s actual return – the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 145

disclosure of fund expenses (Unaudited) (Continued)

	Beginning Account Value 10/01/2019	Ending Account Value 3/31/2020	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,004.10	0.74%	$3.71
Class S	1,000.00	1,003.40	0.89%	4.46
Servicing Class	1,000.00	1,005.50	0.47%	2.36

Hypothetical 5% Return
Class N	$1,000.00	$1,021.30	0.74%	$3.74
Class S	1,000.00	1,020.55	0.89%	4.50
Servicing Class	1,000.00	1,022.65	0.47%	2.38

City National Rochdale Government Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,038.90	0.50%	$2.55
Class N	1,000.00	1,036.90	1.03%	5.25
Servicing Class	1,000.00	1,038.20	0.78%	3.97

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.50	0.50%	$2.53
Class N	1,000.00	1,019.85	1.03%	5.20
Servicing Class	1,000.00	1,021.10	0.78%	3.94

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$993.00	1.01%	$5.03
Servicing Class	1,000.00	994.30	0.76%	3.79

Hypothetical 5% Return
Class N	$1,000.00	$1,019.95	1.01%	$5.10
Servicing Class	1,000.00	1,021.20	0.76%	3.84

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$998.50	0.88%	$4.40
Servicing Class	1,000.00	999.80	0.63%	3.15

Hypothetical 5% Return
Class N	$1,000.00	$1,020.60	0.88%	$4.45
Servicing Class	1,000.00	1,021.85	0.63%	3.18

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N	$1,000.00	$942.40	1.08%	$5.24
Servicing Class	1,000.00	944.50	0.83%	4.03

Hypothetical 5% Return
Class N	$1,000.00	$1,019.60	1.08%	$5.45
Servicing Class	1,000.00	1,020.85	0.83%	4.19

City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.60	0.51%	$2.56
Class N	1,000.00	998.10	1.01%	5.05

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.45	0.51%	$2.58
Class N	1,000.00	1,019.94	1.01%	5.11

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$841.60	1.10%	$5.00

Hypothetical 5% Return
Class N	$1,000.00	$1,019.57	1.10%	$5.48

City National Rochdale Short Term Emerging Markets Debt Fund
Actual Fund Return
Class Y	$1,000.00	$811.50	0.94%	$4.27

Hypothetical 5% Return
Class Y	$1,000.00	$1,020.29	0.94%	$4.76

City National Rochdale Dividend & Income Fund
Actual Fund Return
Class N	$1,000.00	$806.60	1.15%	$5.18

Hypothetical 5% Return
Class N	$1,000.00	$1,019.26	1.15%	$5.79

City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$869.70	0.52%	$2.45
Class N	1,000.00	867.40	1.02%	4.77
Servicing Class	1,000.00	868.80	0.77%	3.61

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.38	0.52%	$2.65
Class N	1,000.00	1,019.89	1.02%	5.16
Servicing Class	1,000.00	1,021.14	0.77%	3.90

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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CITY NATIONAL ROCHDALE FUNDS | PAGE 148

# THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on City National Rochdale Funds, including charges and expenses, please call 1-888-889-0799 or go to citynationalrochdalefunds.com for a free prospectus. Read it carefully before you invest or send money.

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

CNR-SAR-004-1200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 8, 2020

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 8, 2020